                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                                                                     PROSPECTUS

-------------------------------------------------------------------------------
CITI(SM) INSTITUTIONAL LIQUID RESERVES

CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES

CITI(SM) INSTITUTIONAL TAX FREE RESERVES

DECEMBER 29, 2003
-------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


                                                                   CITIFUNDS(R)
                                                           --------------------
                                                           INSTITUTIONAL SERIES

-------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS

FUNDS AT A GLANCE ....................................................       3
        Citi Institutional Liquid Reserves ...........................       4
        Citi Institutional U.S. Treasury Reserves ....................       8
        Citi Institutional Tax Free Reserves .........................      11

YOUR ACCOUNT .........................................................      15
        How To Buy Shares ............................................      15
        How The Price Of Your Shares Is Calculated ...................      15
        How To Sell Shares ...........................................      15
        Exchanges ....................................................      16
        Dividends ....................................................      16
        Tax Matters ..................................................      17

MANAGEMENT OF THE FUNDS ..............................................      18
        Manager ......................................................      18
        Management Fees ..............................................      18
        Distribution Arrangements ....................................      18
        Recent Developments ..........................................      19

MORE ABOUT THE FUNDS .................................................      20
        Principal Investment Strategies ..............................      20

FINANCIAL HIGHLIGHTS .................................................      24

FUNDS AT A GLANCE

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

CITI INSTITUTIONAL LIQUID RESERVES
This summary briefly describes Citi Institutional Liquid Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 20.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Citi Institutional Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

  o obligations of U.S. and non-U.S. banks;

  o commercial paper and asset-backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average.

The Fund offers two other classes of shares -- SVB Securities Liquid Reserves shares and SVB Securities Institutional Liquid Reserves shares. Only Class A shares are offered through this prospectus.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES
ANNUAL TOTAL RETURNS -- CLASS A

              1993                 3.17%
              1994                 4.34%
              1995                 6.12%
              1996                 5.51%
              1997                 5.67%
              1998                 5.58%
              1999                 5.22%
              2000                 6.44%
              2001                 4.30%
              2002                 1.85%

As of September 30, 2003, the Class A shares had a year-to-date return of 0.85%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


                                             Quarter Ending
Highest                     1.65%          September 30, 2000
Lowest                      0.39%          December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                               1 Year       5 Years      10 Years
Class A
Citi Institutional
 Liquid Reserves                1.85%        4.66%         4.81%

iMoneyNet
 1st Tier Institutional
 Taxable Money Market Funds
 Average                        1.50%        4.40%         4.56%

FUND FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

   CITI INSTITUTIONAL LIQUID RESERVES

   ----------------------------------------------------------------------------
   FEE TABLE
   SHAREHOLDER FEES - Fees Paid Directly From Your Investment
   ----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases                      None
   Maximum Deferred Sales Charge (Load)                                  None

   ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
   ----------------------------------------------------------------------------
   Management Fees                                                       0.25%
   Distribution (12b-1) Fees (includes service fees)                     0.10%
   Other Expenses                                                        0.03%
   ----------------------------------------------------------------------------
   Total Annual Operating Expenses*                                      0.38%
   ----------------------------------------------------------------------------

   * Because of voluntary waivers and/or reimbursements, actual
     total operating expenses are expected to be:                        0.20%
     These fee waivers and reimbursements may be reduced or terminated at any time.
 (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.

   ----------------------------------------------------------------------------

EXAMPLE

   ----------------------------------------------------------------------------
   This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o you invest $10,000 in the Fund for the time periods indicated;

     o you reinvest all dividends;

     o you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   CITI INSTITUTIONAL LIQUID
   RESERVES                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
   ----------------------------------------------------------------------------
   CLASS A SHARES                  $39         $122        $213        $480
   ----------------------------------------------------------------------------

CITI INSTITUTIONAL U.S. TREASURY RESERVES
This summary briefly describes Citi Institutional U.S. Treasury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 20.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Citi Institutional U.S. Treasury Reserves under normal circumstances invests all of its assets in:

  o U.S. Treasury bills, notes and bonds;

  o Treasury receipts; and

  o securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoneyNet Institutional 100% U.S. Treasury Rated Money Market Funds Average. As of January 1, 2003, all of the Fund's outstanding shares were designated Class A shares.

The Fund offers another class of shares - SVB Securities Institutional U.S. Treasury Reserves shares. Only Class A shares are offered through this prospectus.

Please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
ANNUAL TOTAL RETURNS - CLASS A

              1993                 3.03%
              1994                 3.91%
              1995                 5.56%
              1996                 5.06%
              1997                 5.11%
              1998                 4.97%
              1999                 4.52%
              2000                 5.86%
              2001                 3.86%
              2002                 1.52%

As of September 30, 2003, the Class A shares had a year-to-date return of 0.65%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                             Quarter Ending
Highest                     1.54%          December 31, 2000
Lowest                      0.33%          December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002

                               1 Year       5 Years      10 Years
Class A
Citi Institutional
 U.S. Treasury
 Reserves                       1.52%        4.14%         4.33%

iMoneyNet Institutional 100%
 U.S. Treasury Rated Money
 Market Funds Average           1.35%        4.03%         4.24%

FUND FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

   CITI INSTITUTIONAL U.S. TREASURY RESERVES

   ----------------------------------------------------------------------------
   FEE TABLE
   SHAREHOLDER FEES - Fees Paid Directly From Your Investment
   ----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases                       None
   Maximum Deferred Sales Charge (Load)                                   None
   ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
   ----------------------------------------------------------------------------
   Management Fees                                                        0.25%
   Distribution (12b-1) Fees (includes service fees)                      0.10%
   Other Expenses                                                         0.08%
   ----------------------------------------------------------------------------
   Total Annual Operating Expenses*                                       0.43%
   ----------------------------------------------------------------------------

   * Because of voluntary waivers and/or reimbursements, actual
     total operating expenses are expected to be:                         0.25%
   These fee waivers and reimbursements may be reduced or terminated at any time.
   (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.
   ----------------------------------------------------------------------------

EXAMPLE

   ----------------------------------------------------------------------------
   This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o you invest $10,000 in the Fund for the time periods indicated;

     o you reinvest all dividends;

     o you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   CITI INSTITUTIONAL U.S.
   TREASURY RESERVES                  1 YEAR     3 YEARS     5 YEARS   10 YEARS
   ----------------------------------------------------------------------------
   CLASS A                              $44        $138       $241       $542
   ----------------------------------------------------------------------------

CITI INSTITUTIONAL TAX FREE RESERVES
This summary briefly describes Citi Institutional Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 20.

FUND GOAL
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES
  o Citi Institutional Tax Free Reserves invests primarily in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

  o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Subject to this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

  o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. Citi Institutional Tax Free Reserves is a non-diversified mutual fund and may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the potential risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet Institutional Tax Free Money Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL TAX FREE RESERVES
ANNUAL TOTAL RETURNS

              1998                 3.37%
              1999                 3.12%
              2000                 4.00%
              2001                 2.74%
              2002                 1.40%

As of September 30, 2003, the Fund had a year-to-date return of 0.68%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                               Quarter Ending
Highest                     1.04%                  June 30, 2000
Lowest                      0.32%             September 30, 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                                                       Life of Fund
                                                           Since
                                                          May 21,
                               1 Year       5 Years        1997
Citi Institutional Tax Free
 Reserves                       1.40%        2.92%         2.99%

iMoneyNet
 Institutional
 Tax Free Money Funds
 Average                        1.08%        2.66%          *

* Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   CITI INSTITUTIONAL TAX FREE RESERVES

   ----------------------------------------------------------------------------
   FEE TABLE
   SHAREHOLDER FEES - Fees Paid Directly From Your Investment
   ----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases                       None
   Maximum Deferred Sales Charge (Load)                                   None

   ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
   ----------------------------------------------------------------------------
   Management Fees                                                        0.30%
   Distribution (12b-1) Fees (includes service fees)                      0.10%
   Other Expenses                                                         0.07%
   ----------------------------------------------------------------------------
   Total Annual Operating Expenses*                                       0.47%
   ----------------------------------------------------------------------------

     * Because of voluntary waivers and/or reimbursements, actual
       total operating expenses are expected to be:                       0.25%
       These fee waivers and reimbursements may be reduced or terminated at any time.
   (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. This table reflects the expenses of both the Fund and Tax Free Reserves Portfolio.
   ----------------------------------------------------------------------------

EXAMPLE

   ----------------------------------------------------------------------------
   This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o you invest $10,000 in the Fund for the time periods indicated;

     o you reinvest all dividends;

     o you sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   CITI INSTITUTIONAL TAX FREE RESERVES     1 YEAR   3 YEARS   5 YEARS  10 YEARS
   -----------------------------------------------------------------------------
                                              $48       $151     $263     $591
   -----------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Institutional Liquid Reserves calculates its NAV at 3:00 p.m. Eastern time, Institutional U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time, and Institutional Tax Free Reserves calculates its NAV at 12:00 noon Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub-transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

FOR INSTITUTIONAL LIQUID RESERVES ONLY: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares, or if your redemption request is received by the sub-transfer agent after 3:00 p.m., on the next business day. If Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

FOR ALL OTHER FUNDS: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R)(primarily money market funds). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: For Institutional Liquid Reserves and Institutional U.S. Treasury Reserves, you normally will have to pay federal income tax on any distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

For Institutional Tax Free Reserves, the Fund expects that most of its net income will be attributable to interest on municipal obligations. As a result, most of the Fund's dividends to you will not be subject to federal income tax. However, the Fund may invest from time to time in taxable securities, and certain Fund dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that the Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by Institutional Tax Free Reserves on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital loss) ordinarily will be taxable to you as long-term capital gains. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Such distributions will be taxable whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which Institutional Tax Free Reserves designates as exempt interest dividends are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may (but not distributions of gain from the sale of such obligations) be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority.

TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2004. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

MANAGEMENT OF THE FUNDS

MANAGER
The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees their operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

MANAGEMENT FEES
For the fiscal year ended August 31, 2003, the Funds' Manager received the following fees, after waivers:

-------------------------------------------------------------------------------
                                       FEE, AS PERCENTAGE OF
                                     AVERAGE DAILY NET ASSETS,
                                           AFTER WAIVERS
-------------------------------------------------------------------------------
 Institutional Liquid Reserves                  0.16%
-------------------------------------------------------------------------------
 Institutional U.S. Treasury Reserves           0.17%
-------------------------------------------------------------------------------
 Institutional Tax Free Reserves                0.18%
-------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS
The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Funds have adopted a service plan for Institutional Tax Free Reserves and Class A shares of Institutional U.S. Treasury Reserves and Institutional Liquid Reserves under rule 12b-1 of the Investment Company Act of 1940. Citi Institutional Liquid Reserves and Institutional U.S. Treasury Reserves currently offer other classes of shares with different expense levels, but only Class A shares are offered through this prospectus.

The service plan allows the applicable Fund to pay a monthly fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. This fee may be used to make payments to the distributor and to service agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Funds' Manager or an affiliate may make similar payments under similar arrangements.

RECENT DEVELOPMENTS
The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Funds' transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.

MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?
  Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

Citi Institutional Liquid Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Citi Institutional Liquid Reserves invests only in "first-tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Fund's opinion are of comparable quality. The Fund's investment goals and policies may be changed without a shareholder vote.

Citi Institutional U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Under normal market conditions, Citi Institutional Tax Free Reserves invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. This policy may not be changed without a shareholder vote.

Subject to this 80% policy, Citi Institutional Tax Free Reserves may also invest in municipal obligations that are subject to federal alternative minimum tax. The Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Fund's taxable investments will be comparable in quality to its municipal investments. Under normal circumstances, not more than 20% of the Fund's assets are invested in taxable instruments. These investments would cause the amount of the Fund's income that is subject to tax to increase. Except for its 80% policy, the Fund's investment goals and policies may be changed without a shareholder vote.

Municipal obligations bought by the Fund must be rated in the highest two rating categories of nationally recognized rating agencies or determined by the Fund to be of comparable quality.

-------------------------------------------------------------------------------
  WHAT ARE MUNICIPAL OBLIGATIONS?
  Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

  Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short-term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.
-------------------------------------------------------------------------------

Citi Institutional Tax Free Reserves may invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Fund also may invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Fund may invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Citi Institutional Tax Free Reserves may purchase municipal obligations under arrangements (called stand-by commitments) where it can sell the securities at an agreed-upon price and date under certain circumstances. The Fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Fund will set aside the assets to pay for these securities at the time of the agreement.

Citi Institutional Tax Free Reserves may concentrate in participation interests issued by banks and other financial institutions and/or backed by bank obligations. This means that the Fund may invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

Citi Institutional Tax Free Reserves may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in high quality taxable money market instruments, and may not be pursuing its investment objectives.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, a Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund's income, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Funds do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each Fund in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Citi Institutional Liquid Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request.

CITI INSTITUTIONAL LIQUID RESERVES

                                                                                    CLASS A
                                                                             ---------------------
                                                                             YEAR ENDED AUGUST 31,
                                                  -------------------------------------------------------------------------------
                                                        2003               2002             2001            2000            1999
                                                  -------------------------------------------------------------------------------
 Net asset value, beginning of year                 $1.00000           $1.00000         $1.00000        $1.00000        $1.00000
 Net investment income                               0.01299            0.02236          0.05459         0.05890         0.05041
 Less dividends from net investment income          (0.01299)          (0.02236)        (0.05459)       (0.05890)       (0.05041)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                       $1.00000           $1.00000         $1.00000        $1.00000        $1.00000
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)         $22,656,382        $27,834,511      $18,777,220      $5,788,233      $5,794,599
 Ratio of expenses to average net assets+               0.18%              0.20%            0.20%           0.16%           0.19%
 Ratio of net investment income to average
  net assets+                                           1.32%              2.18%            5.10%           5.87%           5.04%
 Total return                                           1.31%              2.26%            5.60%           6.05%           5.16%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                    $0.01074           $0.02007         $0.05169        $0.05271        $0.04557
 RATIOS:
  Expenses to average net assets+                       0.38%              0.43%            0.63%           0.78%           0.79%
  Net investment income to average net
   assets+                                              1.12%              1.95%            4.67%           5.25%           4.44%

+ Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

FINANCIAL HIGHLIGHTS -- CONTINUED

The financial highlights table is intended to help you understand Citi Institutional U.S. Treasury Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended August 31, 2001, 2002 and 2003 has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 1999 and 2000 has been audited by other independent auditors.

CITI INSTITUTIONAL U.S. TREASURY RESERVES

                                                                                     CLASS A
                                                                              ---------------------
                                                                              YEAR ENDED AUGUST 31,
                                               ----------------------------------------------------------------------------------

                                                        2003              2002              2001            2000            1999
                                               ----------------------------------------------------------------------------------
 Net asset value, beginning of year                 $1.00000          $1.00000          $1.00000        $1.00000        $1.00000
 Net investment income                               0.01048           0.01889           0.04977         0.05249         0.04395
 Less dividends from net investment income          (0.01048)         (0.01889)         (0.04977)       (0.05249)       (0.04395)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                       $1.00000          $1.00000          $1.00000        $1.00000        $1.00000
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)            $772,688          $830,670          $616,129        $694,477        $605,364
 Ratio of expenses to average net assets+               0.25%             0.25%             0.25%           0.25%           0.25%
 Ratio of net investment income to average
  net assets+                                           1.05%             1.83%             5.01%           5.27%           4.40%
 Total return                                           1.05%             1.91%             5.09%           5.38%           4.48%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                    $0.00831          $0.01563          $0.04251        $0.04753        $0.03806
 RATIOS:
  Expenses to average net assets+                       0.43%             0.55%             0.80%           0.80%           0.84%
  Net investment income to average net
   assets+                                              0.87%             1.53%             4.46%           4.72%           3.81%

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

FINANCIAL HIGHLIGHTS -- CONTINUED

The financial highlights table is intended to help you understand Citi Institutional Tax Free Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended August 31, 2001, 2002 and 2003 has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 1999 and 2000 has been audited by other independent auditors.

CITI INSTITUTIONAL TAX FREE RESERVES
                                                                              YEAR ENDED AUGUST 31,
                                              -----------------------------------------------------------------------------------
                                                       2003              2002              2001            2000            1999
                                              -----------------------------------------------------------------------------------
 Net asset value, beginning of year                $1.00000          $1.00000          $1.00000        $1.00000        $1.00000
 Net investment income                              0.01068           0.01607           0.03407         0.03182         0.03026
 Less dividends from net investment income         (0.01068)         (0.01607)         (0.03407)       (0.03182)       (0.03026)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                      $1.00000          $1.00000          $1.00000        $1.00000        $1.00000
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)           $975,948          $912,838          $232,767        $175,976        $165,726
 Ratio of expenses to average net assets+              0.25%             0.25%             0.25%           0.25%           0.25%
 Ratio of net investment income to
  average net assets+                                  1.03%             1.50%             3.36%           3.71%           3.02%
 Total return                                          1.07%             1.62%             3.46%           3.74%           3.07%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the
Administrator had not voluntarily assumed expenses during the years indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                   $0.00852          $0.01389          $0.02760        $0.02737        $0.02395
 RATIOS:
  Expenses to average net assets+                      0.47%             0.56%             0.94%           0.91%           0.88%
  Net investment income to average net
   assets+                                             0.81%             1.19%             2.67%           3.05%           2.39%

+ Includes the Fund's share of the Tax Free Reserves Portfolio's allocated expenses.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about each Fund's investments is available in that Fund's Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


SEC File Number: 811-6740


FD02404

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                             [logo] SVB SECURITIES

                          INSTITUTIONAL U.S. TREASURY
                                RESERVES SHARES

                                   a class of
                 Citi(SM) Institutional U.S. Treasury Reserves

                                   PROSPECTUS

                               December 29, 2003

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE ......................................................       3
    FUND GOAL .........................................................       3
    MAIN INVESTMENT STRATEGIES ........................................       3
    MAIN RISKS ........................................................       3

FUND PERFORMANCE ......................................................       4
    FUND'S HIGHEST AND LOWEST RETURNS .................................       5
    AVERAGE ANNUAL TOTAL RETURNS ......................................       5

FUND FEES AND EXPENSES ................................................       6
    SHAREHOLDER FEES ..................................................       6
    ANNUAL FUND OPERATING EXPENSES ....................................       6
    EXAMPLE ...........................................................       6

YOUR ACCOUNT ..........................................................       7
    HOW TO BUY SHARES .................................................       7
    HOW THE PRICE OF YOUR SHARES ARE CALCULATED .......................       7
    HOW TO SELL SHARES ................................................       7
    EXCHANGES .........................................................       8
    DIVIDENDS .........................................................       8
    TAX MATTERS .......................................................       8

MANAGEMENT OF THE FUND ................................................       9
    MANAGEMENT ........................................................       9
    MANAGEMENT FEES ...................................................       9
    DISTRIBUTION ARRANGEMENTS .........................................       9
    RECENT DEVELOPMENTS ...............................................       9

MORE ABOUT THE FUND ...................................................      10
    PRINCIPAL INVESTMENT STRATEGIES ...................................      10

FINANCIAL HIGHLIGHTS ..................................................     A-1

                   The Federal Deposit Insurance Corporation
                       does not insure these investments.

       These investments are not bank deposits or obligations of Silicon
               Valley Bank or guaranteed by Silicon Valley Bank.

          These investments are subject to investment risks, including possible loss of principal and interest.

FUND AT A GLANCE

SVB Securities Institutional U.S. Treasury Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 10.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund under normal circumstances invests all of its assets in:

  o U.S. Treasury bills, notes and bonds;

  o Treasury receipts; and

  o Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoneyNet Institutional 100% U.S. Treasury Rated Money Market Funds Average. The chart and table show the performance of the Fund's Class A shares because SVB Securities Institutional U.S. Treasury Reserves Shares did not have any shares outstanding as of December 31, 2002.

The Fund offers one other class of shares, but only SVB Securities Institutional U.S. Treasury Reserves Shares are offered in this Prospectus.

Please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current yield information, please call 1-800-303-7371, toll-free, or contact your account representative.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
CLASS A SHARES* ANNUAL TOTAL RETURNS

              1993                 3.03%
              1994                 3.91%
              1995                 5.56%
              1996                 5.06%
              1997                 5.11%
              1998                 4.97%
              1999                 4.52%
              2000                 5.86%
              2001                 3.86%
              2002                 1.52%

As of September 30, 2003, Class A shares had a year-to-date return of 0.65%.

-------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
................................................................................
Class A Shares*                                                Quarter Ending
................................................................................
Highest  1.54%                                                December 31, 2000
................................................................................
Lowest  0.33%                                                 December 31, 2002
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                                        1 Year         5 Years         10 Years
................................................................................
Class A Shares*                          1.52%           4.14%            4.33%
................................................................................
iMoneyNet  Institutional  100% U.S. Treasury
Rated Money Market Funds Average         1.32%           4.00%            4.24%
................................................................................

* Class A shares are not offered in this Prospectus. Class A shares and SVB Securities Institutional U.S. Treasury Reserves Shares are invested in the same portfolio of securities but SVB Securities Institutional U.S. Treasury Reserves Shares are expected to have higher expenses and would have correspondingly lower annual returns.
-------------------------------------------------------------------------------

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Institutional U.S. Treasury Reserves Shares.

SVB SECURITIES INSTITUTIONAL U.S. TREASURY RESERVES SHARES

  SHAREHOLDER FEES
  FEES PAID DIRECTLY FROM YOUR INVESTMENT

................................................................................
  Maximum Sales Charge (Load) Imposed on Purchases                       None
................................................................................
  Maximum Deferred Sales Charge (Load)                                   None
-------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(1)
  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
................................................................................
  Management Fees                                                        0.25%
................................................................................
  Distribution (12b-1) Fees (includes service fees)                      0.10%
................................................................................
  Other Expenses                                                         0.08%
................................................................................
  Total Annual Operating Expenses                                        0.43%
-------------------------------------------------------------------------------
(1) Based on estimated fees and expenses. The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.
-------------------------------------------------------------------------------

EXAMPLE
This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

  o you invest $10,000 in the Fund for the time periods indicated;

  o you reinvest all dividends;

  o you then sell all of your shares at the end of those periods;

  o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

  o the Fund's operating expenses as shown in the table remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                                       1 Year   3 Years   5 Years      10 Years
................................................................................
SVB SECURITIES INSTITUTIONAL U.S.
TREASURY RESERVES SHARES                $44       $138     $241          $542
-------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Institutional U.S. Treasury Reserves Shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements, but your Service Agent may.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
The Fund calculates its net asset value (NAV) at 2:00 p.m. eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
There are currently no exchange privileges in effect with respect to SVB Securities Institutional U.S. Treasury Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

If implemented, the exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of Distributions: You normally will have to pay federal income tax on any distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income", which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

State and Local Taxes: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes.

Taxation of Transactions: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Foreign Shareholders: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2004. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.

MANAGEMENT OF THE FUND

MANAGEMENT
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and, together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For the fiscal year ended August 31, 2003, the Fund's Manager received a fee, after waivers, of 0.17% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund offers one other class of shares with different expense levels. Only SVB Securities Institutional U.S. Treasury Reserves Shares are offered in this Prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of SVB Securities Institutional U.S. Treasury Reserves Shares.

The Fund has adopted a service plan for SVB Securities Institutional U.S. Treasury Reserves Shares under rule 12b-1 of the Investment Company Act of 1940.

The service plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% per year of the average daily net assets represented by SVB Securities Institutional U.S. Treasury Reserves Shares. This fee may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Fund's Manager or an affiliate may make similar payments under similar arrangements.

RECENT DEVELOPMENTS
The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Fund's transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.

MORE ABOUT THE FUND
The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?

  Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. MONEY MARKET INSTRUMENTS may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

The Fund invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. The Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and then selects individual securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other securities.

The Fund. SVB Securities Institutional U.S. Treasury Reserves Shares are a class of shares of Citi Institutional U.S. Treasury Reserves. "Citi" is a service mark of Citicorp.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FINANCIAL HIGHLIGHTS

SVB Securities Institutional U.S. Treasury Reserves Shares are newly offered. The Fund has offered Class A shares since October
2, 1992. The table below shows the financial highlights for Class A shares. Class A shares and SVB Securities Institutional
U.S. Treasury Reserves Shares are currently invested in the same portfolio of securities, but SVB Securities Institutional U.S.
Treasury Reserves Shares are expected to have higher expenses.

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.
Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended August 31, 2001, 2002 and 2003 has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 1999 and August 31, 2000 has been audited by other independent auditors.

CITI INSTITUTIONAL U.S. TREASURY RESERVES

CLASS A SHARES                                                            YEAR ENDED AUGUST 31,
                                              ---------------------------------------------------------------------------------
                                                   2003              2002              2001              2000              1999
                                              ---------------------------------------------------------------------------------
 Net asset value, beginning of year            $1.00000          $1.00000          $1.00000          $1.00000          $1.00000
 Net investment income                          0.01048           0.01889           0.04977           0.05249           0.04395
 Less dividends from net investment
  income                                       (0.01048)         (0.01889)         (0.04977)         (0.05249)         (0.04395)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                  $1.00000          $1.00000          $1.00000          $1.00000          $1.00000
-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)       $772,688          $830,670          $616,129          $694,477          $605,364
 Ratio of expenses to average net
  assets+                                          0.25%             0.25%             0.25%             0.25%             0.25%
 Ratio of net investment income to
  average net assets+                              1.05%             1.83%             5.01%             5.27%             4.40%
 Total return                                      1.05%             1.91%             5.09%             5.38%             4.48%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share               $0.00831          $0.01563          $0.04251          $0.04753          $0.03806
 RATIOS:
  Expenses to average net assets+                  0.43%             0.55%             0.80%             0.80%             0.84%
  Net investment income to average net
   assets+                                         0.87%             1.53%             4.46%             4.72%             3.81%

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund's Class A shares during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


SEC File Number: 811-6740

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                                  PROSPECTUS
                                --------------

-------------------------------------------------------------------------------

                    CITI(SM) INSTITUTIONAL LIQUID RESERVES
                                CLASS A SHARES

-------------------------------------------------------------------------------

DECEMBER 29, 2003

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

                                     CITIFUNDS(R)
                             --------------------
                             INSTITUTIONAL SERIES

-------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE ....................................................       3
        Fund Goal ...................................................       4
        Main Investment Strategies ..................................       4
        Main Risks ..................................................       4

FUND PERFORMANCE ....................................................       6
        Fund's Highest And Lowest Returns ...........................       6
        Average Annual Total Returns ................................       6

FUND FEES AND EXPENSES ..............................................       7
        Shareholder Fees ............................................       7
        Annual Fund Operating Expenses ..............................       7
        Example .....................................................       7

YOUR ACCOUNT ........................................................       8
        How To Buy Shares ...........................................       8
        How The Price Of Your Shares Is Calculated ..................       8
        How To Sell Shares ..........................................       8
        Exchanges ...................................................       9
        Dividends ...................................................       9
        Tax Matters .................................................       9

MANAGEMENT OF THE FUND ..............................................      10
        Management ..................................................      10
        Management Fees .............................................      11
        Distribution Arrangements ...................................      11
        Recent Developments .........................................      11

MORE ABOUT THE FUND .................................................      12
        Principal Investment Strategies .............................      12

FINANCIAL HIGHLIGHTS ................................................      15

FUND AT A GLANCE

Citi Institutional Liquid Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

CITI INSTITUTIONAL LIQUID RESERVES
This summary briefly describes Citi Institutional Liquid Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 12.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

  o obligations of U.S. and non-U.S. banks;

  o commercial paper and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns for the Fund's Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class A shares to the performance of the iMoney Net 1st Tier Institutional Taxable Money Market Funds Average.

The Fund offers two other classes of shares - SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares. Only Class A shares are offered in this prospectus.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES
ANNUAL TOTAL RETURNS -- CLASS A

              1993                 3.17%
              1994                 4.34%
              1995                 6.12%
              1996                 5.51%
              1997                 5.67%
              1998                 5.58%
              1999                 5.22%
              2000                 6.44%
              2001                 4.30%
              2002                 1.85%

As of September 30, 2003, the Class A shares had a year-to-date return of 0.85%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class A                 Quarter Ending
Highest               September 30, 2000              1.65%
Lowest                December 31, 2002               0.39%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                        1 Year       5 Years          10 Years
Class A Shares           1.85%        4.66%            4.81%

iMoneyNet
 1st Tier
 Institutional
 Taxable
 Money Market
 Funds Average           1.50%        4.40%            4.56%

FUND FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

   ----------------------------------------------------------------------------
   FEE TABLE
   ----------------------------------------------------------------------------
   SHAREHOLDER FEES - Fees Paid Directly From Your Investment
   ----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases                      None
   Maximum Deferred Sales Charge (Load)                                  None

   ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
   ----------------------------------------------------------------------------
   Management Fees                                                       0.25%
   Distribution (12b-1) Fees (includes service fees)                     0.10%
   Other Expenses                                                        0.03%
   ----------------------------------------------------------------------------
   Total Annual Operating Expenses*                                      0.38%
   ----------------------------------------------------------------------------
     * Because of voluntary waivers and/or reimbursements actual
       total operating expenses are expected to be:                      0.20%
       These fee waivers and reimbursements may be reduced or terminated at any time.
   (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table refelcts the expenses of both the Fund and Cash Reserves Portfolio.
   ----------------------------------------------------------------------------

EXAMPLE

   ----------------------------------------------------------------------------
   This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o you invest $10,000 in the Fund for the time periods indicated;

     o you reinvest all dividends;

     o you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   CITI INSTITUTIONAL LIQUID RESERVES    1 YEAR    3 YEARS    5 YEARS  10 YEARS
   ----------------------------------------------------------------------------
   Class A Shares                         $39        $122      $213      $480
   ----------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Class A shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers that have entered into a service agreement with the distributor concerning the Fund (called Service Agents). For more information, or to purchase Class A shares directly from the Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES ARE CALCULATED
The Fund calculates its net asset value (NAV) at 3:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares, or if your redemption request is received by the sub-transfer agent after 3:00 p.m., on the next business day. If Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R) (primarily money market funds). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2004. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

MANAGEMENT OF THE FUND

MANAGEMENT
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For the fiscal year ended August 31, 2003, the Fund's Manager received a fee, after waivers, of 0.16% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund offers other classes of shares with different expense levels. Only Class A shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class A shares.

The Fund has adopted a service plan for Class A shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares. This fee may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Fund's Manager or an affiliate may make similar payments under similar arrangements.

RECENT DEVELOPMENTS
The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Fund's transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.

MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund's investments be in U.S. dollar-denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?

  Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund's income, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Citi Institutional Liquid Reserves' financial performance for the past 5 years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the
Fund's financial statements and financial highlights, is included in the annual report which is available upon request.

CITI INSTITUTIONAL LIQUID RESERVES
CLASS A SHARES

                                                                              YEAR ENDED AUGUST 31,
                                                    ----------------------------------------------------------------------------
                                                         2003              2002             2001            2000            1999
                                                    ----------------------------------------------------------------------------
 Net asset value, beginning of year                  $1.00000          $1.00000         $1.00000        $1.00000        $1.00000
 Net investment income                                0.01299           0.02236          0.05459         0.05890         0.05041
 Less dividends from net investment income           (0.01299)         (0.02236)        (0.05459)       (0.05890)       (0.05041)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                        $1.00000          $1.00000         $1.00000        $1.00000        $1.00000
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)          $22,656,382       $27,834,511      $18,777,220      $5,788,233      $5,794,599
 Ratio of expenses to average net assets+                0.18%             0.20%            0.20%           0.16%           0.19%
 Ratio of net investment income to average
  net assets+                                            1.32%             2.18%            5.10%           5.87%           5.04%
 Total return                                            1.31%             2.26%            5.60%           6.05%           5.16%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                     $0.01074          $0.02007         $0.05169        $0.05271        $0.04557
 RATIOS:
  Expenses to average net assets+                        0.38%             0.43%            0.63%           0.78%           0.79%
  Net investment income to average net
   assets+                                               1.12%             1.95%            4.67%           5.25%           4.44%

+ Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740                                               FDO2714

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                             [logo] SVB SECURITIES

                             LIQUID RESERVES SHARES

                                   a class of
                     Citi(SM) Institutional Liquid Reserves

                                   PROSPECTUS

                               December 29, 2003

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE ......................................................       3
    FUND GOAL .........................................................       3
    MAIN INVESTMENT STRATEGIES ........................................       3
    MAIN RISKS ........................................................       3

FUND PERFORMANCE ......................................................       4
    FUND'S HIGHEST AND LOWEST RETURNS .................................       5
    AVERAGE ANNUAL TOTAL RETURNS ......................................       5

FUND FEES AND EXPENSES ................................................       6
    SHAREHOLDER FEES ..................................................       6
    ANNUAL FUND OPERATING EXPENSES ....................................       6
    EXAMPLE ...........................................................       6

YOUR ACCOUNT ..........................................................       7
    HOW TO BUY SHARES .................................................       7
    HOW THE PRICE OF YOUR SHARES IS CALCULATED ........................       7
    HOW TO SELL SHARES ................................................       7
    EXCHANGES .........................................................       8
    DIVIDENDS .........................................................       8
    TAX MATTERS .......................................................       8

MANAGEMENT OF THE FUND ................................................       9
    MANAGEMENT ........................................................       9
    MANAGEMENT FEES ...................................................       9
    DISTRIBUTION ARRANGEMENTS .........................................       9
    RECENT DEVELOPMENTS ...............................................      10

MORE ABOUT THE FUND ...................................................      10
    PRINCIPAL INVESTMENT STRATEGIES ...................................      10

FINANCIAL HIGHLIGHTS ..................................................     A-1


                   The Federal Deposit Insurance Corporation
                       does not insure these investments.

       These investments are not bank deposits or obligations of Silicon
               Valley Bank or guaranteed by Silicon Valley Bank.

          These investments are subject to investment risks, including possible loss of principal and interest.

FUND AT A GLANCE

SVB Securities Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 10.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

  o obligations of U.S. and non-U.S. banks;

  o commercial paper and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

Concentration in the Banking Industry. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's SVB Securities Liquid Reserves Shares for the calendar year indicated. The table compares the average annual returns for the Fund's SVB Securities Liquid Reserves Shares to the performance of the iMoney Net 1st Tier Institutional Taxable Money Market Funds Average.

The Fund offers two other classes of shares, but only SVB Securities Liquid Reserves Shares are offered through this prospectus.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371, toll-free, or contact your account representative.

-------------------------------------------------------------------------------
CITI INSTITUTIONAL LIQUID RESERVES, SVB SECURITIES LIQUID RESERVES SHARES ANNUAL TOTAL RETURNS

              2001                 3.89%
              2002                 1.44%
-------------------------------------------------------------------------------

As of September 30, 2003, SVB Securities Liquid Reserves Shares had a year-to-date return of 0.55%.

-------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

................................................................................
SVB Securities Liquid Reserves Shares                         Quarter Ending
................................................................................

Highest  1.37%                                                 March 31, 2001
................................................................................
Lowest  0.29%                                                 December 31, 2002
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                                                                 Life of Class
                                                                    Since
                                                     1 Year      April 24, 2000
...............................................................................
SVB Securities Liquid Reserves Shares                 1.44%           3.56%

...............................................................................
iMoney Net 1st Tier Institutional Taxable
Money Market Funds Average                            1.50%             *
...............................................................................

* Information regarding performance for this period is not available.
-------------------------------------------------------------------------------

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Liquid Reserves Shares.

SVB SECURITIES LIQUID RESERVES SHARES

-------------------------------------------------------------------------------
  SHAREHOLDER FEES
  FEES PAID DIRECTLY FROM YOUR INVESTMENT
................................................................................
  Maximum Sales Charge (Load) Imposed on Purchases                       None
................................................................................
  Maximum Deferred Sales Charge (Load)                                   None
-------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(1)
  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
................................................................................
  Management Fees                                                        0.25%
................................................................................
  Distribution (12b-1) Fees (includes service fees)                      0.45%
................................................................................
  Other Expenses                                                         0.03%
................................................................................
  Total Annual Operating Expenses*                                       0.73%
-------------------------------------------------------------------------------

  * Because of voluntary waivers and/or reimbursements, actual
    total operating expenses are expected to be:                         0.60%
    These fee waivers and reimbursements may be reduced or terminated at any time.
(1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.
-------------------------------------------------------------------------------

EXAMPLE
This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

  o you invest $10,000 in the Fund for the time periods indicated;

  o you reinvest all dividends;

  o you then sell all of your shares at the end of those periods;

  o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

  o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                                       1 Year   3 Years   5 Years      10 Years
................................................................................
SVB SECURITIES LIQUID RESERVES SHARES   $75       $233      $406         $906
-------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Liquid Reserves Shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES ARE CALCULATED
The Fund calculates its net asset value (NAV) at 3:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares, or if your redemption request is received by the sub-transfer agent after 3:00 p.m., on the next business day. If Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
There are currently no exchange privileges in effect with respect to SVB Securities Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of Distributions: You normally will have to pay federal income tax on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gains dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income", which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

State and Local Taxes: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority.

Taxation of Transactions: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Foreign Shareholders: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2004. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.

MANAGEMENT OF THE FUND

MANAGEMENT
The funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For the fiscal year ended August 31, 2003, the Fund's Manager received a fee, after waivers, of 0.16% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund offers other classes of shares with different expense levels. Only SVB Securities Liquid Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted a service plan for SVB Securities Liquid Reserves Shares under rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund may pay a monthly fee not to exceed 0.45% per year of the average daily net assets represented by SVB Securities Liquid Reserves Shares. This fee may be used to make payments to the distributor and to service agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Fund's Manager or an affiliate may make similar payments under similar arrangements.

RECENT DEVELOPMENTS
The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Fund's transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.

MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund's investments be in U.S. dollar- denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?

  MONEY MARKET INSTRUMENTS are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

The Fund. SVB Securities Liquid Reserves Shares are a class of shares of Citi Institutional Liquid Reserves. "Citi" is a service mark of Citicorp.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past three fiscal years and for the period April 24, 2000 (commencement of operations) to August 31, 2000. Certain information reflects financial results for a single SVB Securities Liquid Reserves share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Securities Liquid Reserves shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request.

CITI INSTITUTIONAL LIQUID RESERVES
SVB SECURITIES LIQUID RESERVES SHARES

                                                                                                             FOR THE PERIOD
                                                                                                             APRIL 24, 2000
                                                               FOR THE YEAR ENDED AUGUST 31,                 (COMMENCEMENT
                                                         ----------------------------------------------      OF OPERATIONS)
                                                            2003               2002              2001      TO AUGUST 31, 2000
                                                         ----------         ----------        ---------    ------------------
 Net asset value, beginning of year                       $1.00000           $1.00000         $1.00000            $1.00000
 Net investment income                                     0.00900            0.01837          0.05078             0.02120
 Less dividends from net investment income                (0.00900)          (0.01837)        (0.05078)           (0.02120)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                             $1.00000           $1.00000         $1.00000            $1.00000
-----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)                  $285,817           $490,620       $1,417,159            $124,416
 Ratio of expenses to average net assets+                     0.58%              0.60%            0.59%               0.66%*
 Ratio of net investment income to average
  net assets+                                                 0.94%              1.97%            4.71%               5.35%*
 Total return                                                 0.91%              1.86%            5.20%               2.14%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                          $0.00693           $0.01568         $0.04948            $0.02039
 RATIOS:
  Expenses to average net assets+                             0.73%              0.75%            1.02%               1.28%*
  Net investment income to average net
   assets+                                                    0.79%              1.82%            4.28%               4.73%*

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not annualized

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740                                              FD O2407

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                             [logo] SVB SECURITIES

                      INSTITUTIONAL LIQUID RESERVES SHARES

                                   a class of
                     Citi(SM) Institutional Liquid Reserves

                                   PROSPECTUS

                               December 29, 2003

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE ......................................................       3
    FUND GOAL .........................................................       3
    MAIN INVESTMENT STRATEGIES ........................................       3
    MAIN RISKS ........................................................       3

FUND PERFORMANCE ......................................................       4
    FUND'S HIGHEST AND LOWEST RETURNS .................................       5
    AVERAGE ANNUAL TOTAL RETURNS ......................................       5

FUND FEES AND EXPENSES ................................................       6
    SHAREHOLDER FEES ..................................................       6
    ANNUAL FUND OPERATING EXPENSES ....................................       6
    EXAMPLE ...........................................................       6

YOUR ACCOUNT ..........................................................       7
    HOW TO BUY SHARES .................................................       7
    HOW THE PRICE OF YOUR SHARES ARE CALCULATED .......................       7
    HOW TO SELL SHARES ................................................       7
    EXCHANGES .........................................................       8
    DIVIDENDS .........................................................       8
    TAX MATTERS .......................................................       8

MANAGEMENT OF THE FUND ................................................       9
    MANAGEMENT ........................................................       9
    MANAGEMENT FEES ...................................................       9
    DISTRIBUTION ARRANGEMENTS .........................................       9
    RECENT DEVELOPMENTS ...............................................      10

MORE ABOUT THE FUND ...................................................      10
    PRINCIPAL INVESTMENT STRATEGIES ...................................      10

FINANCIAL HIGHLIGHTS ..................................................     A-1

           The Federal Deposit Insurance Corporation does not insure
                               these investments.

       These investments are not bank deposits or obligations of Silicon
               Valley Bank or guaranteed by Silicon Valley Bank.

          These investments are subject to investment risks, including possible loss of principal and interest.

FUND AT A GLANCE

SVB Securities Institutional Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 10.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

  o obligations of U.S. and non-U.S. banks;

  o commercial paper and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

Concentration in the Banking Industry. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's SVB Securities Institutional Liquid Reserves Shares total returns for the calendar years indicated. The table compares the average annual returns for the Fund's SVB Securities Institutional Liquid Reserves Shares to the performance of the iMoney Net 1st Tier Institutional Taxable Money Market Funds Average.

The Fund offers two other classes of shares, but only SVB Securities Institutional Liquid Reserves Shares are offered in this prospectus.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371, toll-free, or contact your account representative.

-------------------------------------------------------------------------------
SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES ANNUAL TOTAL RETURNS

              2002                      1.81%
-------------------------------------------------------------------------------

As of September 30, 2003, SVB Securities Institutional Liquid Reserves Shares had a year-to-date return of 0.82%.

-------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
................................................................................
SVB Securities Institutional Liquid Reserves Shares            Quarter Ending
................................................................................
Highest  0.50%                                                 March 31, 2002
................................................................................
Lowest  0.38%                                                 December 31, 2002
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                                                                  Life of Class
                                                                     Since
                                                      1 Year       June 5, 2001
................................................................................
SVB Securities Institutional Liquid Reserves Shares    1.81%            2.36%
................................................................................
iMoney Net 1st Tier Institutional Taxable
Money Market Funds Average                             1.50%              *
................................................................................
* Information regarding performance for this period is not available.
-------------------------------------------------------------------------------

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Institutional Liquid Reserves Shares.

SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES

-------------------------------------------------------------------------------
  SHAREHOLDER FEES
  FEES PAID DIRECTLY FROM YOUR INVESTMENT
................................................................................
  Maximum Sales Charge (Load) Imposed on Purchases                        None
................................................................................
  Maximum Deferred Sales Charge (Load)                                    None
-------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(1)
  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
................................................................................
  Management Fees                                                         0.25%
................................................................................
  Distribution (12b-1) Fees (includes service fees)                       0.10%
................................................................................
  Other Expenses                                                          0.03%
................................................................................
  Total Annual Operating Expenses*                                        0.38%
-------------------------------------------------------------------------------
  * Because of voluntary waivers and/or reimbursements, actual
    total operating expenses are expected to be:                          0.24%
    These fee waivers and reimbursements may be reduced or terminated at any time.
(1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.
-------------------------------------------------------------------------------

EXAMPLE
This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

  o you invest $10,000 in the Fund for the time periods indicated;

  o you reinvest all dividends;

  o you then sell all of your shares at the end of those periods;

  o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

  o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                                       1 Year   3 Years   5 Years      10 Years
................................................................................
SVB SECURITIES INSTITUTIONAL LIQUID
  RESERVES SHARES                         $39      $122    $213          $480
-------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Institutional Liquid Reserves Shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES ARE CALCULATED
The Fund calculates its net asset value (NAV) at 3:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares, or if your redemption request is received by the sub-transfer agent after 3:00 p.m., on the next business day. If Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
There are currently no exchange privileges in effect with respect to SVB Securities Institutional Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of Distributions: You normally will have to pay federal income tax on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income", which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

State and Local Taxes: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority.

Taxation of Transactions: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Foreign Shareholders: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2004. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.

MANAGEMENT OF THE FUND

MANAGEMENT
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For the fiscal year ended August 31, 2003, the Fund's Manager received a fee, after waivers, of 0.16% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund offers other classes of shares with different expense levels. Only SVB Securities Institutional Liquid Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted a service plan for SVB Securities Institutional Liquid Reserves Shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by SVB Securities Institutional Liquid Reserves Shares. This fee may be used to make payments to the distributor and to service agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Fund's Manager or an affiliate may make similar payments under similar arrangements.

RECENT DEVELOPMENTS
The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Fund's transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.

MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund's investments be in U.S. dollar- denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?

  MONEY MARKET INSTRUMENTS are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

The Fund. SVB Securities Institutional Liquid Reserves Shares are a class of shares of Citi Institutional Liquid Reserves. "Citi" is a service mark of Citicorp.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past two fiscal years and for the period June 5, 2001 (commencement of operations) to August 31, 2001. Certain information reflects financial results for a single SVB Securities Institutional Liquid Reserves Share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Securities Institutional Liquid Reserves Shares of the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which is available upon request.

CITI INSTITUTIONAL LIQUID RESERVES
SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES

                                                                                                           FOR THE PERIOD
                                                                                                            JUNE 5, 2001
                                                                 FOR THE YEAR ENDED AUGUST 31,              (COMMENCEMENT
                                                             -------------------------------------         OF OPERATIONS)
                                                                  2003                   2002            TO AUGUST 31, 2001
                                                             --------------         --------------       ------------------
 Net asset value, beginning of year                                $1.00000               $1.00000               $1.00000
 Net investment income                                              0.01259                0.02200                0.00955
 Less dividends from net investment income                         (0.01259)              (0.02200)              (0.00955)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                      $1.00000               $1.00000               $1.00000
---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)                         $2,180,459             $2,798,501             $1,087,535
 Ratio of expenses to average net assets+                              0.22%                  0.24%                  0.24%*
 Ratio of net investment income to average net assets+                 1.28%                  2.11%                  5.06%*
 Total return                                                          1.27%                  2.22%                  0.96%**#

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                                   $0.01088               $0.02078               $0.00884
 RATIOS:
  Expenses to average net assets+                                      0.38%                  0.40%                  0.59%*
  Net investment income to average net assets+                         1.12%                  1.95%                  4.71%*

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not annualized
 # The total return is being restated.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740                                               FDO2406

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                                  PROSPECTUS
                                --------------

-------------------------------------------------------------------------------
                  CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND
                             CLASS I AND Y SHARES
-------------------------------------------------------------------------------

December 29, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                     CITIFUNDS(R)
                             --------------------
                             INSTITUTIONAL SERIES


-------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
-------------------------------------------------------------------------------

                        TABLE OF CONTENTS

FUND AT A GLANCE ................................................        3

FUND PERFORMANCE ................................................        6

FUND FEES AND EXPENSES ..........................................        7

YOUR ACCOUNT ....................................................        8
      How To Buy Shares .........................................        8
      How The Price Of Your Shares Is Calculated ................        8
      How To Sell Shares ........................................        9
      Exchanges .................................................        9
      Dividends .................................................        9
      Tax Matters ...............................................       10

MANAGEMENT OF THE FUND ..........................................       11
      Management ................................................       11
      Management Fees ...........................................       11
      Distribution Arrangements .................................       11
      Recent Developments .......................................       12

MORE ABOUT THE FUND .............................................       12
      Principal Investment Strategies ...........................       13

FUND AT A GLANCE

Citi Institutional Enhanced Income Fund invests primarily in money market instruments and short-term debt securities denominated in U.S. dollars. PLEASE NOTE THAT THE FUND IS NOT A MONEY MARKET FUND, AND IS NOT SUBJECT TO THE STRICT RULES THAT GOVERN THE QUALITY, MATURITY AND OTHER FEATURES OF SECURITIES THAT MONEY MARKET FUNDS MAY PURCHASE. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.

CITI INSTITUTIONAL ENHANCED INCOME FUND
This summary briefly describes Citi Institutional Enhanced Income Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 12.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity, current income and preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests primarily in money market instruments and short-term debt securities denominated in U.S. dollars. INVESTORS SHOULD NOTE THAT THE FUND IS NOT A MONEY MARKET FUND, AND IS NOT SUBJECT TO THE STRICT RULES THAT GOVERN THE QUALITY, MATURITY AND OTHER FEATURES OF SECURITIES THAT MONEY MARKET FUNDS MAY PURCHASE. The Fund's investments may include:

  o obligations of U.S. and non-U.S. banks;

  o corporate debt obligations and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Under normal circumstances, at least 70% of the Fund's assets will consist of securities that are rated in the highest short-term rating category for debt obligations or in unrated securities that Citi Fund Management Inc., the Fund's manager, determines are of comparable quality. These investments may include commercial paper rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Rating Group. Unlike a money market fund, the Fund also may invest up to 30% of its assets in securities that are rated in the second highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-2 by Moody's or A-2 by Standard & Poor's. The values of lower rated debt securities tend to fluctuate more in response to market and other events than the values of higher rated debt securities.

The average maturity of the Fund's investments (on a dollar-weighted basis) usually will be 90 days or less, but, unlike a money market fund, is not required to be 90 days or less. The Fund may invest in securities whose maturities exceed 90 days, and these securities may include fixed rate obligations with final maturities of up to approximately 13 months from the date of acquisition and floating rate obligations with final maturities of up to approximately 24 months from the date of acquisition. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.

The Fund attempts to maintain a stable net asset value per share, although there can be no assurance that this will be the case. The Fund's investments in lower rated securities and in securities having longer maturities may cause its net asset value per share to fluctuate. The Fund may from time to time pursue other investment strategies that may cause the Fund's net asset value per share to fluctuate.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. It is possible to lose money if you invest in the Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in money market instruments and short-term debt securities. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in higher quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund income.

CREDIT RISK. It is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline. In addition, securities rated below the highest short-term rating category for debt obligations or comparable unrated securities may be more susceptible to the adverse effects of changes in circumstances and economic conditions affecting issuers' creditworthiness than securities rated in the highest short-term rating category or comparable unrated securities. You should note that because the Fund may invest up to 30% of its assets in securities that are rated in the second highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality, the Fund is subject to greater credit risk than a money market fund.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

PREPAYMENT AND EXTENSION RISK. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. The Fund would also lose the benefit of falling interest rates on the price of the prepaid bond. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund's share price more volatile. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Mortgage-backed securities, including collateralized mortgage obligations or CMOs, are particularly susceptible to prepayment risk and their prices may be more volatile than a security having no pre-payment option.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on Fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to those in the U.S. and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

PORTFOLIO SELECTION. The success of the Fund's investment strategy depends in large part on the investment process. The Manager may fail to pick securities that perform well because it is unable to predict accurately the direction of interest rates or to assess other economic factors. In that case, you may lose money, or your investment may not do as well as an investment in another fixed income fund.

CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE
Since the Fund had no outstanding shares as of the calendar year ended December 31, 2002, performance information for the Fund is not included in this Prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

   FEE TABLE
   SHAREHOLDER FEES - Fees Paid Directly From Your Investment
   ----------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases                     None
   Maximum Deferred Sales Charge (Load)                                 None

   ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
   ----------------------------------------------------------------------------
                                                            CLASS I     CLASS Y
   ----------------------------------------------------------------------------
   Management Fees                                          0.15%       0.15%
   Distribution (12b-1) Fees (includes service fees)        0.10%       0.25%
   Other Expenses(2)                                        0.10%       0.10%
   ----------------------------------------------------------------------------
   Total Annual Operating Expenses*                         0.35%       0.50%
   ----------------------------------------------------------------------------

     * Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be 0.20% and 0.35% for Class I and Class Y shares, respectively.
       These fee waivers and reimbursements may be reduced or terminated at any time.
   (1) The Fund invests in securities through an underlying mutual fund, Institutional Enhanced Portfolio. This table reflects the expenses of both the Fund and Institutional Enhanced Portfolio.
   (2) The amounts set forth in "Other Expenses" have been estimated based on expenses the Fund expects to incur during its current fiscal year.
   ----------------------------------------------------------------------------

EXAMPLE

   ----------------------------------------------------------------------------
   This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o you invest $10,000 in the Fund for the time periods indicated;

     o you then sell all of your shares at the end of those periods;

     o you reinvest all dividends and distributions;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR       3 YEARS
   ----------------------------------------------------------------------------
   CLASS I                                               $36           $113
   ----------------------------------------------------------------------------
   CLASS Y                                               $51           $160
   ----------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). The Fund offers Class I and Class Y shares with different expense levels through this Prospectus. All share classes may not be made available by each Service Agent. For more information, or to purchase shares directly from the Fund, please call the Fund's sub-transfer agent at 1-800-331-1792.

The Fund does not, but your Service Agent may, impose a minimum initial or subsequent investment requirement. Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the Fund. The Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for which your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
The Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading at the close of regular trading (normally 4:00 p.m., Eastern time). On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. NAV is calculated separately for each class of shares.

Short-term securities (maturing in 60 days or less) are valued at amortized cost. Securities with longer maturities are valued primarily on the basis of market prices or quotations. When reliable market prices or quotations are not readily available, the Fund may price those securities using fair value procedures approved by the Fund's Board of Trustees. The Fund may also use fair value procedures to price securities if a significant event occurs between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. A fund that uses fair value procedures to price securities may value those securities higher or lower than actual market quotations or higher or lower than other funds using their own fair value procedures to price the same securities.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes when you redeem shares.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
Shares may be exchanged for shares of any other fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes when you exchange shares.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

The Fund generally makes capital gain distributions, if any, once a year. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF THE FUND: As long as the Fund qualifies for treatment as a regulated investment company (which it intends to do in its first and each subsequent taxable year), it will pay no federal income tax on the earnings it distributes to its shareholders.

TAXATION OF DISTRIBUTIONS: You will normally have to pay federal income tax on distributions you receive from the Fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Each year the Fund will mail you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions of net capital gains or net short-term capital gains will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of such a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you redeem or sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

NON-U.S. SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.

MANAGEMENT OF THE FUND

MANAGEMENT
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For its services, Citi Fund Management is entitled to receive a fee of 0.15% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted separate service plans under rule 12b-1 of the Investment Company Act of 1940 pertaining to Class I and Class Y shares of the Fund. The service plans allow the Fund to pay monthly service fees as a percentage of the average daily net assets represented by that class of shares, at an annual rate not to exceed the following:

Class I                   0.10%
Class Y                   0.25%

These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

RECENT DEVELOPMENTS
The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Fund's transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.

MORE ABOUT THE FUND
The Fund's goal, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goal. Of course, there can be no assurance that the Fund will achieve its goal. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund invests in U.S. dollar-denominated money market instruments and short-term debt securities. The average maturity of the investments held by the Fund (on a dollar-weighted basis) usually will be 90 days or less, but, unlike a money market fund, is not required to be 90 days or less. The Fund may invest in securities whose maturities exceed 90 days, and these securities may include fixed rate obligations with final maturities of up to approximately 13 months from the date of acquisition and floating rate obligations with final maturities of up to approximately 24 months from the date of acquisition.

Under normal circumstances, at least 70% of the Fund's assets will consist of securities that are rated in the highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's.

UNLIKE A MONEY MARKET FUND, THE FUND MAY ALSO INVEST UP TO 30% OF ITS ASSETS IN SECURITIES THAT ARE RATED IN THE SECOND HIGHEST SHORT-TERM RATING CATEGORY FOR DEBT OBLIGATIONS OR IN UNRATED SECURITIES THAT THE MANAGER DETERMINES ARE OF COMPARABLE QUALITY. THESE INVESTMENTS MAY INCLUDE COMMERCIAL PAPER RATED PRIME-2 BY MOODY'S OR A-2 BY STANDARD & POOR'S. THE VALUES OF LOWER RATED DEBT SECURITIES TEND TO FLUCTUATE MORE IN RESPONSE TO MARKET AND OTHER EVENTS THAN THE VALUES OF HIGHER RATED DEBT SECURITIES.

The Fund's investments may include obligations of U.S. and non-U.S. banks, commercial paper, asset-backed securities, short-term obligations of the U.S. government and its agencies and instrumentalities, repurchase agreements for these obligations, and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?

  Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  WHAT ARE DEBT SECURITIES?

  Debt securities generally represent a debt obligation of an issuer, and include BONDS, SHORT-TERM OBLIGATIONS, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, AND PREFERRED STOCK. Debt securities, in general, offer a fixed stream of cash flow. Most bond investments focus on generating income. The potential for capital appreciation is a secondary objective. The value of debt securities generally goes up when interest rates go down, and down when rates go up. The value of these securities also fluctuates based on other market and credit factors.
-------------------------------------------------------------------------------

PORTFOLIO TURNOVER. Securities of the Fund will be sold whenever the Manager believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of the activity increases.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Many of the Fund's investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance. Because the Fund is new, it has not, as of the date of this Prospectus, issued any shareholder reports.

To obtain free copies of the SAI or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.



SEC File Number: 811-6740                                               FD02756

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                              [logo] SVB SECURITIES

                             ENHANCED INCOME SHARES

                                   a class of
                 Citi(SM) Institutional Enhanced Income Fund

                                   PROSPECTUS

                                December 29, 2003

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE ......................................................       3
    FUND GOAL .........................................................       3
    MAIN INVESTMENT STRATEGIES ........................................       3
    MAIN RISKS ........................................................       4

FUND PERFORMANCE ......................................................       5

FUND FEES AND EXPENSES ................................................       6
    SHAREHOLDER FEES ..................................................       6
    ANNUAL FUND OPERATING EXPENSES ....................................       6
    EXAMPLE ...........................................................       6

YOUR ACCOUNT ..........................................................       7
    HOW TO BUY SHARES .................................................       7
    HOW THE PRICE OF YOUR SHARES IS CALCULATED ........................       7
    HOW TO SELL SHARES ................................................       7
    EXCHANGES .........................................................       8
    DIVIDENDS .........................................................       8
    TAX MATTERS .......................................................       8

MANAGEMENT OF THE FUND ................................................       9
    MANAGEMENT ........................................................       9
    MANAGEMENT FEES ...................................................       9
    DISTRIBUTION ARRANGEMENTS .........................................       9
    RECENT DEVELOPMENTS ...............................................      10

MORE ABOUT THE FUND ...................................................      10
    PRINCIPAL INVESTMENT STRATEGIES ...................................      10

            The Federal Deposit Insurance Corporation does not insure
                               these investments.

        These investments are not bank deposits or obligations of Silicon
                Valley Bank or guaranteed by Silicon Valley Bank.

          These investments are subject to investment risks, including possible loss of principal and interest.

FUND AT A GLANCE

SVB Securities Enhanced Income Shares invest primarily in money market instruments and short-term debt securities denominated in U.S. dollars. PLEASE NOTE THAT THE FUND IS NOT A MONEY MARKET FUND, AND IS NOT SUBJECT TO THE STRICT RULES THAT GOVERN THE QUALITY, MATURITY AND OTHER FEATURES OF SECURITIES THAT MONEY MARKET FUNDS MAY PURCHASE. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 10.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity, current income and preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests primarily in money market instruments and short-term debt securities denominated in U.S. dollars. INVESTORS SHOULD NOTE THAT THE FUND IS NOT A MONEY MARKET FUND, AND IS NOT SUBJECT TO THE STRICT RULES THAT GOVERN THE QUALITY, MATURITY AND OTHER FEATURES OF SECURITIES THAT MONEY MARKET FUNDS MAY PURCHASE. The Fund's investments may include:

  o obligations of U.S. and non-U.S. banks;

  o corporate debt obligations and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Under normal circumstances, at least 70% of the Fund's assets will consist of securities that are rated in the highest short-term rating category for debt obligations or in unrated securities that Citi Fund Management Inc., the Fund's manager, determines are of comparable quality. These investments may include commercial paper rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Rating Group. Unlike a money market fund, the Fund also may invest up to 30% of its assets in securities that are rated in the second highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-2 by Moody's or A-2 by Standard & Poor's. The values of lower rated debt securities tend to fluctuate more in response to market and other events than the values of higher rated debt securities.

The average maturity of the Fund's investments (on a dollar-weighted basis) usually will be 90 days or less, but unlike a money market fund, is not required to be 90 days or less. The Fund may invest in securities whose maturities exceed 90 days, and these securities may include fixed rate obligations with final maturities of up to approximately 13 months from the date of acquisition and floating rate obligations with final maturities of up to approximately 24 months from the date of acquisition. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.

The Fund attempts to maintain a stable net asset value per share, although there can be no assurance that this will be the case. The Fund's investments in lower rated securities and in securities having longer maturities may cause its net asset value per share to fluctuate. The Fund may from time to time pursue other investment strategies that may cause the Fund's net asset value per share to fluctuate.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. It is possible to lose money if you invest in the Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in money market instruments and short-term debt securities. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in higher quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

Credit Risk. It is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline. In addition, securities rated below the highest short-term rating category for debt obligations or comparable unrated securities may be more susceptible to the adverse effects of changes in circumstances and economic conditions affecting issuers' creditworthiness than securities rated in the highest short-term rating category or comparable unrated securities. You should note that because the Fund may invest up to 30% of its assets in securities that are rated in the second highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality, the Fund is subject to greater credit risk than a money market fund.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Prepayment and Extension Risk. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. The Fund would also lose the benefit of falling interest rates on the price of the prepaid bond. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund's share price more volatile. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Mortgage-backed securities, including collateralized mortgage obligations or CMOs, are particularly susceptible to prepayment risk and their prices may be more volatile than a security having no pre-payment option.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on Fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to those in the U.S. and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

Portfolio Selection. The success of the Fund's investment strategy depends in large part on the investment process. The Manager may fail to pick securities that perform well because it is unable to predict accurately the direction of interest rates or to assess other economic factors. In that case, you may lose money, or your investment may not do as well as an investment in another fixed income fund.

Concentration in the Banking Industry. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE

Because the Fund had no outstanding shares as of the calendar year ended December 31, 2002, performance information for the Fund is not included in this Prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Enhanced Income Shares.

SVB SECURITIES ENHANCED INCOME SHARES

-------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
................................................................................
Maximum Sales Charge (Load) Imposed on Purchases                          None
................................................................................
Maximum Deferred Sales Charge (Load)                                      None
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
................................................................................
Management Fees                                                           0.15%
................................................................................
Distribution (12b-1) Fees (includes service fees)                         0.10%
................................................................................
Other Expenses(2)                                                         0.10%
................................................................................
Total Annual Operating Expenses*                                          0.35%
-------------------------------------------------------------------------------

  * Because of voluntary waivers and/or reimbursements, actual
    total operating expenses are expected to be:                          0.30%
    These fee waivers and reimbursements may be reduced or terminated at any time.
(1) The Fund invests in securities through an underlying mutual fund, Institutional Enhanced Portfolio. This table reflects the expenses of both the Fund and Institutional Enhanced Portfolio.
(2) The amounts set forth in "Other Expenses" have been estimated based on expenses the Fund expects to incur during its current fiscal year.
-------------------------------------------------------------------------------

EXAMPLE
This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

  o you invest $10,000 in the Fund for the time periods indicated;

  o you then sell all of your shares at the end of those periods;

  o you reinvest all dividends and distributions;

  o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

  o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                                                          1 Year        3 Years
................................................................................
SVB SECURITIES ENHANCED INCOME SHARES                      $36            $113
-------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Enhanced Income Shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker dealer or financial institution (called a Service Agent) that has entered into a Service Agreement with the distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

The Fund does not, but your Service Agent may, impose a minimum initial or subsequent investment requirement. Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the Fund.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for which your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
The Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading at the close of regular trading (normally 4:00 p.m., Eastern time). On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. NAV is calculated separately for each class of shares.

Short-term securities (maturing in 60 days or less) are valued at amortized cost. Securities with longer maturities are valued primarily on the basis of market prices or quotations. When reliable market prices or quotations are not readily available, the Fund may price those securities using fair value procedures approved by the Fund's Board of Trustees. The Fund may also use fair value procedures to price securities if a significant event occurs between the time at which a market price is determined and the time at which the Fund's net asset value is calculated. A fund that uses fair value procedures to price securities may value those securities higher or lower than actual market quotations or higher or lower than other funds using their own fair value procedures to price the same securities.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub- transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes when you redeem shares.

The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
There are currently no exchange privileges in effect with respect to SVB Securities Enhanced Income Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

The Fund generally makes capital gain distributions, if any, once a year. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of the Fund: As long as the Fund qualifies for treatment as a regulated investment company (which it intends to do in its first and each subsequent taxable year), it will pay no federal income tax on the earnings it distributes to its shareholders.

Taxation of Distributions: You will normally have to pay federal income tax on distributions you receive from the Fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income", which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Each year the Fund will mail you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions of net capital gains or net short-term capital gains will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of such a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

State and Local Taxes: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation of Transactions: If you redeem or sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Non-U.S. Shareholders: The Fund will withhold U.S. federal income tax payments at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.

MANAGEMENT OF THE FUND

MANAGEMENT
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For its services, Citi Fund Management is entitled to receive a fee of 0.15% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of SVB Securities Enhanced Income Shares.

The Fund has adopted a service plan under rule 12b-1 of the Investment Company Act of 1940 pertaining to SVB Securities Enhanced Income Shares. The service plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by SVB Securities Enhanced Income Shares.

This fee may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Fund Manager or an affiliate may make similar payments under similar arrangements.

RECENT DEVELOPMENTS
The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Fund's transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.

MORE ABOUT THE FUND

The Fund's goal, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goal. Of course, there can be no assurance that the Fund will achieve its goal. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund invests in U.S. dollar-denominated money market instruments and short-term debt securities. The average maturity of the investments held by the Fund (on a dollar-weighted basis) usually will be 90 days or less, but the Fund, unlike a money market fund, is not required to be 90 days or less. The Fund may invest in securities whose maturities exceed 90 days. These securities may include fixed rate obligations with final maturities of up to approximately 13 months from the date of acquisition and floating rate obligations with final maturities of up to approximately 24 months from the date of acquisition.

Under normal circumstances, at least 70% of the Fund's assets will consist of securities that are rated in the highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's.

UNLIKE A MONEY MARKET FUND, THE FUND MAY ALSO INVEST UP TO 30% OF ITS ASSETS IN SECURITIES THAT ARE RATED IN THE SECOND HIGHEST SHORT-TERM RATING CATEGORY FOR DEBT OBLIGATIONS OR IN UNRATED SECURITIES THAT THE MANAGER DETERMINES ARE OF COMPARABLE QUALITY. THESE INVESTMENTS MAY INCLUDE COMMERCIAL PAPER RATED PRIME-2 BY MOODY'S OR A-2 BY STANDARD & POOR'S. THE VALUES OF LOWER RATED DEBT SECURITIES TEND TO FLUCTUATE MORE IN RESPONSE TO MARKET AND OTHER EVENTS THAN THE VALUES OF HIGHER RATED DEBT SECURITIES.

The Fund's investments may include obligations of U.S. and non-U.S. banks, commercial paper, asset-backed securities, short-term obligations of the U.S. government and its agencies and instrumentalities, repurchase agreements for these obligations, and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?

  MONEY MARKET INSTRUMENTS are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  WHAT ARE DEBT SECURITIES?

  Debt securities generally represent a debt obligation of an issuer, and include BONDS, SHORT-TERM OBLIGATIONS, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, AND PREFERRED STOCK. Debt securities, in general, offer a fixed stream of cash flow. Most bond investments focus on generating income. The potential for capital appreciation is a secondary objective. The value of debt securities generally goes up when interest rates go down, and down when rates go up. The value of these securities also fluctuates based on other market and credit factors.
-------------------------------------------------------------------------------

Portfolio Turnover. Securities of the Fund will be sold whenever the Manager believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of the activity increases.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Many of the Fund's investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

The Fund. SVB Securities Enhanced Income Shares are a class of shares of Citi Institutional Enhanced Income Fund. "Citi" is a service mark of Citicorp.

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





                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance. Because the Fund is new, it has not, as of the date of this Prospectus, issued any shareholder reports.

To obtain free copies of the SAI or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

SEC File Number: 811-6740                                               FD02755

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                                                                     PROSPECTUS

-------------------------------------------------------------------------------
CITI(SM) INSTITUTIONAL CASH RESERVES

DECEMBER 29, 2003
-------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                                                   CITIFUNDS(R)
                                                           --------------------
                                                           INSTITUTIONAL SERIES

-------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE ..................................................          3

YOUR ACCOUNT ......................................................          8
        How To Buy Shares .........................................          8
        How The Price Of Your Shares Is Calculated ................          8
        How To Sell Shares ........................................          8
        Dividends .................................................          9
        Tax Matters ...............................................          9

MANAGEMENT OF THE FUND ............................................         10
        Manager ...................................................         10
        Management Fees ...........................................         11
        Distribution Arrangements .................................         11
        Recent Developments .......................................         11

MORE ABOUT THE FUND ...............................................         12
        Principal Investment Strategies ...........................         12

FINANCIAL HIGHLIGHTS ..............................................         15

FUND AT A GLANCE

Citi(SM) Institutional Cash Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

CITI INSTITUTIONAL CASH RESERVES
This summary briefly describes Citi Institutional Cash Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 12.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

  o obligations of U.S. and non-U.S. banks;

  o commercial paper and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK: A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund's Class L shares for the calendar years indicated. The table compares the average annual returns for Class L and Class S shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Taxable Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares, Class I, Class L, Class O, Class S, and SVB Securities Horizon shares. SVB Securities Horizon shares are offered through a separate prospectus. Performance for only the Class L and Class S shares are shown in the following table, because only Class L and Class S shares were outstanding during the full calendar year. You should note that the performance of the other classes will vary from that shown for the Class L and Class S shares, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES
ANNUAL TOTAL RETURNS -- CLASS L

              1998                 5.48%
              1999                 5.08%
              2000                 6.37%
              2001                 4.06%
              2002                 1.64%

As of September 30, 2003, the Class L shares had a year-to-date return of 0.80%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class L                                      Quarter Ending
Highest               1.63%                September 30, 2000
Lowest                0.37%                December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                                                           Since
                                  1 Year     5 Years     Inception
Class L
Citi Institutional Cash
 Reserves                         1.64%       4.52%        4.56%*

Class S
Citi Institutional Cash
 Reserves                         1.49%        N/A         3.96**

iMoneyNet
 AAA-rated 1st Tier
 Taxable Money
 Market Funds
 Average                          1.44%       4.27%         ***

  *Class L commenced operations on October 17, 1997.
 **Class S commenced operations on October 6, 1999.
***Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

-------------------------------------------------------------------------------
   FEE TABLE
   SHAREHOLDER FEES - Fees Paid Directly From Your Investment

   ---------------------------------------------------------------------------
   Maximum Sales Charge (Load) Imposed on Purchases                      None
   Maximum Deferred Sales Charge (Load)                                  None

   ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
   ---------------------------------------------------------------------------
                                      CLASS I    CLASS L    CLASS O    CLASS S
   Management Fees                     0.20%      0.20%      0.20%      0.20%
   Distribution (12b-1) Fees
   (includes service fees)             0.35%      0.10%      0.60%      0.25%
   Other Expenses                      0.12%      0.12%      0.13%      0.12%
   ---------------------------------------------------------------------------
   Total Annual Operating Expenses*    0.67%      0.42%      0.93%      0.57%
   ---------------------------------------------------------------------------

   * Because of voluntary waivers
     and/or reimbursements actual
     total operating expenses are
     expected to be:                   0.45%      0.20%      0.15%      0.35%

   These fee waivers and reimbursements may be reduced or terminated at any time.

   (1) Based on current fees and expenses, except that expenses for Class I shares are based on estimated amounts for the current fiscal year. The Fund invests in securities through an underlying mutual fund, Institutional Reserves Portfolio. The table reflects the expenses of both the Fund and Institutional Reserves Portfolio.
   ----------------------------------------------------------------------------

EXAMPLE
   ----------------------------------------------------------------------------

   This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o you invest $10,000 in the Fund for the time periods indicated;

     o you reinvest all dividends;

     o you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   CITI INSTITUTIONAL CASH RESERVES     1 YEAR   3 YEARS    5 YEARS   10 YEARS
   ----------------------------------------------------------------------------
   Class I Shares                        $68       $214      $373      $  835
   Class L Shares                        $43       $135      $235      $  530
   Class O Shares                        $95       $296      $515      $1,143
   Class S Shares                        $58       $183      $318      $  714
   ----------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). The Fund offers Class I, Class L, Class O, and Class S shares with different expense levels through this Prospectus. All share classes may not be made available by each Service Agent. For more information, or to purchase shares directly from the Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionally in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares, or if your redemption request is received by the sub-transfer agent after 5:00 p.m., on the next business day. If Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

UNITED KINGDOM INVESTORS
The Fund has received an Order from the U.K. Financial Services Authority (the "FSA") granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in the Fund are not covered by the Financial Services Compensation Scheme.

The Fund's Facilities Agent is Citigroup Asset Management Ltd. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

DIVIDENDS
Each business day when the Fund determines its NAV it calculates its net income and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax, and any state or local taxes, on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you sell your shares of the Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays to you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2004. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

MANAGEMENT OF THE FUND

MANAGER
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For the fiscal year ended August 31, 2003, the Fund's Manager received a fee, after waivers, of 0.08% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted separate service plans under rule 12b-1 under the Investment Company Act of 1940 pertaining to Class I, Class L, Class O and Class S shares. The service plans allow the Fund to pay the distributor, Service Agents or others, in connection with each class of shares, a monthly fee as a percentage of the average daily net assets represented by that class of shares, at an annual rate not to exceed the following:

                CLASS I                 0.35%
                CLASS L                 0.10%
                CLASS O                 0.60%
                CLASS S                 0.25%

These fees may be used to make payments to the distributor for distribution services, and to Service Agents or others as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary. The Fund's Manager may make similar payments under similar arrangements.

RECENT DEVELOPMENTS
The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Fund's transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.

MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality.

The Fund has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund's investments be in U.S. dollar denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

-------------------------------------------------------------------------------
 WHAT ARE MONEY MARKET INSTRUMENTS?
 Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government; or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debts), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in the underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectation concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for fiscal years ended August 31, 2001, 2002 and 2003 has been audited by KPMG LLP, whose report, along with the
Fund's financial statements, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 1999 and August 31, 2000 has been audited by other independent auditors.

CITI INSTITUTIONAL CASH RESERVES
CLASS L SHARES
                                                                             YEAR ENDED AUGUST 31,
                                                 ---------------------------------------------------------------------------------
                                                       2003              2002              2001            2000            1999
                                                 ---------------------------------------------------------------------------------
Net asset value, beginning of year                 $1.00000          $1.00000          $1.00000        $1.00000        $1.00000
Net investment income                               0.01232           0.01965           0.05288         0.05827         0.04930
Less dividends from net investment income          (0.01232)         (0.01965)         (0.05288)       (0.05827)       (0.04930)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                       $1.00000          $1.00000          $1.00000        $1.00000        $1.00000
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's omitted)                                   $867,308        $1,017,890          $745,455        $496,068        $388,939
Ratio of expenses to average net assets                0.20%#            0.25%#            0.25%           0.25%           0.25%
Ratio of net investment income to average
 net assets                                            1.24%#            1.90%#            5.17%           5.93%           4.97%
Total return                                           1.24%             1.98%             5.42%           5.98%           5.04%

Note: If agents of the Fund and the agent of Institutional Reserves Portfolio had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share                    $0.00969          $0.01803          $0.05168        $0.05680        $0.04791
RATIOS:
Expenses to average net assets                         0.42%#            0.38%#            0.37%           0.40%           0.40%
Net investment income to average net assets            1.02%#            1.77%#            5.05%           5.78%           4.83%

# Includes the Fund's share of Institutional Reserves Portfolio allocated expenses commencing on June 3, 2002.


CITI INSTITUTIONAL CASH RESERVES
CLASS S SHARES
                                                                                                            FOR THE PERIOD
                                                            FOR THE YEAR ENDED AUGUST 31,                  OCTOBER 6, 1999+
                                                -----------------------------------------------------             TO
                                                      2003                 2002               2001           AUGUST 31, 2000
                                                   ---------            ---------           ---------      -------------------
Net asset value, beginning of year                  $1.00000             $1.00000            $1.00000             $1.00000
Net investment income                                0.01082              0.01815             0.05137              0.05202
Less dividends from net investment income           (0.01082)            (0.01815)           (0.05137)            (0.05202)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $1.00000             $1.00000            $1.00000             $1.00000
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)             $289,041             $206,732             $83,765              $96,359
Ratio of expenses to average net assets                 0.35%#               0.40%#              0.40%                0.40%*
Ratio of net investment income to average net
 assets                                                 1.04%#               1.75%#              4.97%                5.78%*
Total return                                            1.09%                1.83%               5.26%                5.83%**

Note: If agents of the Fund and agents of Institutional Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                     $0.00864             $0.01720            $0.04994             $0.05074
RATIOS:
Expenses to average net assets                          0.57%#               0.53%#              0.52%                0.55%*
Net investment income to average net assets             0.82%#               1.62%#              4.85%                5.63%*

 + Commencement of Operations.
 * Annualized.
** Not Annualized.
 # Includes the Fund's share of Institutional Reserves Portfolio allocated expenses commencing on June 3, 2002.

CITI INSTITUTIONAL CASH RESERVES
CLASS O SHARES
                                                                                                           FOR THE PERIOD
                                                                                                         SEPTEMBER 10, 2002+
                                                                                                         TO AUGUST 31, 2003
                                                                                                        ---------------------
Net asset value, beginning of period                                                                         $ 1.00000
Net investment income                                                                                          0.01230
Less dividends from net investment income                                                                     (0.01230)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                               $ 1.00000
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                                                   $1,238,065
Ratio of expenses to average net assets                                                                           0.15%*#
Ratio of net investment income to average net assets                                                              1.12%*#
Total return                                                                                                      1.22%**

Note: If agents of the Fund and the agents of Institutional Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                                                              $ 0.00989
RATIOS:
Expenses to average net assets                                                                                    0.93%*#
Net investment income to average net assets                                                                       0.35%*#

 + Commencement of Operations.
 # Includes the Fund's share of Institutional Reserves Portfolio allocated expenses commencing on June 3, 2002.
 * Annualized.
** Not Annualized.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792 toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: 1-
(202)-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


SEC File Number: 811-6740

                                                                       FD02409

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                             [logo] SVB SECURITIES

                                 HORIZON SHARES

                                   a class of
                      Citi(SM) Institutional Cash Reserves

                                   PROSPECTUS

                               December 29, 2003

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
 INVESTMENT PRODUCTS: NOT FDIC INSURED  o  NO BANK GUARANTEE  o  MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE ......................................................       3
    FUND GOAL .........................................................       3
    MAIN INVESTMENT STRATEGIES ........................................       3
    MAIN RISKS ........................................................       3

FUND PERFORMANCE ......................................................       4
    FUND'S HIGHEST AND LOWEST RETURNS .................................       5
    AVERAGE ANNUAL TOTAL RETURNS ......................................       5

FUND FEES AND EXPENSES ................................................       6
    SHAREHOLDER FEES ..................................................       6
    ANNUAL FUND OPERATING EXPENSES ....................................       6
    EXAMPLE ...........................................................       6

YOUR ACCOUNT ..........................................................       7
    HOW TO BUY SHARES .................................................       7
    HOW THE PRICE OF YOUR SHARES IS CALCULATED ........................       7
    HOW TO SELL SHARES ................................................       7
    DIVIDENDS .........................................................       8
    TAX MATTERS .......................................................       8

MANAGEMENT OF THE FUND ................................................       8
    MANAGEMENT ........................................................       8
    MANAGEMENT FEES ...................................................       9
    DISTRIBUTION ARRANGEMENTS .........................................       9
    RECENT DEVELOPMENTS ...............................................       9

MORE ABOUT THE FUND ...................................................      10
    PRINCIPAL INVESTMENT STRATEGIES ...................................      10

FINANCIAL HIGHLIGHTS ..................................................     A-1

                   The Federal Deposit Insurance Corporation
                       does not insure these investments.

       These investments are not bank deposits or obligations of Silicon
               Valley Bank or guaranteed by Silicon Valley Bank.

          These investments are subject to investment risks, including possible loss of principal and interest.

FUND AT A GLANCE

SVB Securities Horizon Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 10.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

  o obligations of U.S. and non-U.S. banks;

  o commercial paper and asset-backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

Concentration in the Banking Industry. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's SVB Securities Horizon Shares for the calendar years indicated. The table compares the average annual returns for the Fund's SVB Securities Horizon Shares to the performance of the iMoneyNet, Inc. AAA-rated 1st Tier Taxable Money Market Funds Average.

The Fund has authorized five classes of shares. Only SVB Securities Horizon Shares are offered by this prospectus.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 800-303-7371, toll-free, or contact your account representative.

-------------------------------------------------------------------------------
SVB SECURITIES HORIZON SHARES ANNUAL TOTAL RETURNS

              2002                 0.68%
-------------------------------------------------------------------------------

As of September 30, 2003, SVB Securities Horizon Shares had a year-to-date return of 0.63%.

-------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
................................................................................
SVB Securities Horizon Shares                                   Quarter Ending
................................................................................
Highest  0.18%                                                  March 31, 2002
................................................................................
Lowest  0.13%                                                 December 31, 2002
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002
                                                                   Life of Fund
                                                                      Since
                                                      1 Year       June 1, 2001
................................................................................
SVB Securities Horizon Shares                          0.68%            1.23%

................................................................................
iMoney Net, Inc. AAA-Rated 1st Tier Taxable
Money Market Funds Average                             1.44%              *
................................................................................
* Information regarding performance for this period is not available.
-------------------------------------------------------------------------------

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Horizon Shares.

SVB SECURITIES HORIZON SHARES

-------------------------------------------------------------------------------
  SHAREHOLDER FEES
  FEES PAID DIRECTLY FROM YOUR INVESTMENT
................................................................................
  Maximum Sales Charge (Load) Imposed on Purchases                        None
................................................................................
  Maximum Deferred Sales Charge (Load)                                    None
-------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES(1)
  EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
................................................................................
  Management Fees                                                         0.20%
................................................................................
  Distribution (12b-1) Fees (includes service fees)                       0.27%
................................................................................
  Other Expenses                                                          0.12%
................................................................................
  Total Annual Operating Expenses*                                        0.59%
-------------------------------------------------------------------------------

  * Because of voluntary waivers and/or reimbursements,
    actual total operating expenses are expected to be:                   0.30%

    These fee waivers and reimbursements may be reduced or terminated at any time.

(1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Institutional Reserves Portfolio. This table reflects the expenses of both the Fund and Institutional Reserves Portfolio.
-------------------------------------------------------------------------------

EXAMPLE
This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

  o you invest $10,000 in the Fund for the time periods indicated;

  o you reinvest all dividends;

  o you then sell all of your shares at the end of those periods;

  o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

  o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                                       1 Year   3 Years   5 Years      10 Years
................................................................................
SVB SECURITIES HORIZON SHARES           $60       $189     $329          $738
-------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. SVB Securities Horizon Shares may be purchased by customers of SVB Securities from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with the distributor concerning the Fund.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES ARE CALCULATED
The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the sub-transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of Distributions: You normally will have to pay federal income tax, and any state or local taxes, on any distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income", which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation of Transactions: If you sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Foreign Shareholders: The Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2004. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.

MANAGEMENT OF THE FUND

MANAGEMENT
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For the fiscal year ended August 31, 2003, the Fund's Manager received a fee, after waivers, of 0.08% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund offers other classes of shares with different expense levels. Only SVB Securities Horizon Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted a service plan for SVB Securities Horizon Shares under Rule 12b-1 of the Investment Company Act of 1940 which permits payments on an annual basis not to exceed, in the aggregate, 0.27% of the average daily net assets represented by the Shares. The fees payable under the plan may be used to pay the distributor, Service Agents or others a fee for providing personal services or the maintenance of shareholder accounts, and to pay compensation for the sale of the Shares, as well as for advertising, marketing or other promotional activities in connection with the sale of the Shares. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Fund's Manager or an affiliate may make similar payments under similar arrangements.

RECENT DEVELOPMENTS
The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Fund's transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.

MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered a high quality security under the regulations, the security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality.

The Fund has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund's investments be in U.S. dollar denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

-------------------------------------------------------------------------------
  WHAT ARE MONEY MARKET INSTRUMENTS?

  MONEY MARKET INSTRUMENTS are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
-------------------------------------------------------------------------------

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests in securities through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in the underlying fund at any time, and will do so if the Fund's trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more mutual funds or pooled investment vehicles, or could invest directly in securities.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

The Fund. SVB Securities Horizon Shares are a class of shares of Citi Institutional Cash Reserves. "Citi" is a service mark of Citicorp.

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

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the two fiscal years ended August 31, 2003 and 2002 and for the period from June 1, 2001 to August 31, 2001. Certain information reflects financial results for a single SVB Securities Horizon share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Securities Horizon shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

                                                                 FOR THE YEAR ENDED AUGUST 31,             FOR THE PERIOD
                                                                 ---------------------------------          JUNE 1, 2001+
                                                                    2003                   2002           TO AUGUST 31, 2001
                                                                 ----------             ----------        ------------------
 Net asset value, beginning of year                                $1.00000               $1.00000               $1.00000
 Net investment income                                              0.00752                0.01016                0.00726
 Less dividends from net investment income                         (0.00752)              (0.01016)              (0.00726)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                      $1.00000               $1.00000               $1.00000
----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)                           $118,150                     $9                $36,069
 Ratio of expenses to average net assets                               0.42%#                 1.20%#                 1.20%*
 Ratio of net investment income to average net assets+                 0.81%#                 0.95%#                 3.24%*
 Total return                                                          0.75%                  1.02%                  2.95%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the years indicated
and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

 Net investment income per share                                   $0.00742               $0.00922               $0.00718
 RATIOS:
  Expenses to average net assets                                       0.59%#                 1.33%#                 1.47%*
  Net investment income to average net assets                          0.64%#                 0.82%#                 3.14%*

 + Commencement of Operations.
 * Annualized
** Not Annualized
 # Includes the Fund's share of Institutional Reserves Portfolio allocated expenses commencing on June 3, 2002.

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





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

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740                                               FDO2408

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                                                                  Statement of
                                                        Additional Information
                                                             December 29, 2003

CITI(SM) INSTITUTIONAL LIQUID RESERVES
CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITI(SM) INSTITUTIONAL TAX FREE RESERVES
(THE "FUNDS")

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, each dated December 29, 2003, for Class A shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares of Citi(SM) Institutional Liquid Reserves, Class A shares and SVB Securities Institutional U.S. Treasury Reserves shares of Citi(SM) Institutional U.S. Treasury Reserves and Citi(SM) Institutional Tax Free Reserves. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page 37 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor in SVB Securities shares of Liquid Reserves or U.S. Treasury Reserves may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-303-7371, toll-free and all other investors may obtain such documents by calling 1-800-331-1792, toll-free.

    The Funds are each separate series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Funds are 125 Broad Street, New York, New York 10004, 1-800-331-1792. Each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves invests its investable assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio (collectively, the "Portfolios"), respectively. The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTSPAGE

 1. The Funds. ...........................................................   2
 2. Investment Objectives, Policies and Restrictions .....................   3
 3. Performance Information ..............................................  15
 4. Determination of Net Asset Value .....................................  18
 5. Additional Information on the Purchase and Sale of Fund Shares .......  20
 6. Management ...........................................................  21
 7. Dealer Commissions and Concessions ...................................  36
 8. Portfolio Transactions ...............................................  36
 9. Description of Shares, Voting Rights and Liabilities .................  36
10. Certain Additional Tax Matters .......................................  39
11. Independent Auditors and Financial Statements ........................  39
Appendix  -- Ratings of Municipal Obligations ............................  41

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE FUNDS

    The Funds are no-load, open-end management investment companies and are series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves, which are described in this Statement of Additional Information. Prior to January 1, 2001, Liquid Reserves, U.S. Treasury Reserves, and Tax Free Reserves were called CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves, and CitiFunds Institutional Tax Free Reserves, respectively, and prior to January 2, 1998, they were called Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves, respectively. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated December 29, 2003, of Tax Free Reserves, and Class A shares of Liquid Reserves and U.S. Treasury Reserves, the Prospectus, dated December 29, 2003, of SVB Securities Liquid Reserves Shares of Liquid Reserves, the Prospectus, dated December 29, 2003, of SVB Securities Institutional Liquid Reserves Shares of Liquid Reserves and the Prospectus dated December 29, 2003 of SVB Securities Institutional U.S. Treasury Reserves Shares of U.S. Treasury Reserves, by which shares of the Funds are offered.

    Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." Tax Free Reserves is a "tax-exempt money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves utilize a master/feeder structure by investing all of their investable assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of the Portfolios is an open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio are diversified; Tax Free Reserves Portfolio is non-diversified.

    The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of its Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios sell interests to investors in addition to the Funds, including mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolios is available from the Funds' distributor, Citigroup Global Markets Inc. ("Citigroup Global Markets" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

    Each Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, a Fund invests all or a portion of its assets in multiple investment companies.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of each Portfolio. The selection of investments for each Portfolio, and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.

    Shares of each Fund are continuously offered by Citigroup Global Markets, each Fund's distributor and may be purchased from the distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment managers or broker-dealers that have entered into agreements with the Distributor (called "Service Agents"). The Distributor and Service Agents may receive fees from the Funds pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Manager and/or its affiliates currently serve as the Service Agents for the Funds, except that Silicon Valley Bank serves as Service Agent for the SVB Share Classes.

             2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
                            INVESTMENT OBJECTIVES

    The investment objective of INSTITUTIONAL LIQUID RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of INSTITUTIONAL U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objectives of INSTITUTIONAL TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

    The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                             INVESTMENT POLICIES

    Each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves seeks its investment objective by investing all of its investable assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively, each of which has the same investment objectives and policies as its corresponding Fund. The Prospectuses contain a discussion of the principal investment strategies of the Funds and certain risks of investing in a Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to both Funds and Portfolios, as applicable.

    A Fund may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If any Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below.

    Except for Tax Free Reserves' policy to invest at least 80% of its assets in certain municipal obligations, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies except with respect to the policy of Tax Free Reserves Portfolio to invest at least 80% of its assets in certain municipal obligations, as discussed below. If, however, either U.S. Treasury Reserves or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would give written notice to its shareholders at least 60 days prior to implementing the change.

CITI INSTITUTIONAL LIQUID RESERVES

    Citi Institutional Liquid Reserves invests all of its investable assets in Cash Reserves Portfolio. Cash Reserves Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Liquid Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Liquid Reserves, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Cash Reserves Portfolio invests, under normal circumstances, in:

        (1) Bank obligations -- Cash Reserves Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        Cash Reserves Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

        Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        Cash Reserves Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks that meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.

        Since Cash Reserves Portfolio may hold investments in non-U.S. bank obligations, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States,
    (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See "Repurchase Agreements" below for a description of repurchase agreements.)

        (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured, such as certificates for automobile receivables ("CARS"), and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Prepayment of principal during periods of declining interest rates may reduce the yield of the Fund, since the Fund may be forced to reinvest any pre-paid principal in lower yielding securities. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.

    Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

CITI INSTITUTIONAL U.S. TREASURY RESERVES

    Citi Institutional U.S. Treasury Reserves invests all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks to achieve its investment objective by investing in obligations of, or guaranteed by, the U.S. government, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in "first tier " securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

CITI INSTITUTIONAL TAX FREE RESERVES

    Citi Institutional Tax Free Reserves invests all of its investable assets in Tax Free Reserves Portfolio. Tax Free Reserves Portfolio seeks to achieve its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation or other interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") Under normal market conditions, Tax Free Reserves Portfolio invests at least 80% of its assets in Municipal Obligations and interests in Municipal Obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Tax Free Reserves Portfolio's policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations may not be changed without investor approval.

    In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio may invest more than 25% of its assets in participation certificates in Municipal Obligations issued or backed by banks. In view of this possible "concentration" in bank participation certificates, an investment in Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Tax Free Reserves Portfolio may hold uninvested cash reserves pending investment. Tax Free Reserves Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

    Tax Free Reserves Portfolio is non-diversified which means that it is not subject to certain statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. However, the Portfolio is required under the rules applicable to money market funds to diversify its portfolio. Furthermore, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers). Tax Free Reserves Portfolio may, however, invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state. This concentration may present greater risks than in the case of a diversified company.

    All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by Tax Free Reserves Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

    All investments by Tax Free Reserves Portfolio are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager on the basis of its credit evaluation of the obligor or, if applicable, of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in the Appendix to this Statement of Additional Information.)

MUNICIPAL OBLIGATIONS

    Tax Free Reserves Portfolio invests at least 80% of its assets, under normal circumstances, in Municipal Obligations, including:

        (1) Municipal bonds with remaining maturities deemed to be 397 days or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch IBCA, Duff & Phelps ("Fitch") or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests. See "Municipal Bonds" below.

        (2) Municipal notes with remaining maturities deemed to be 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. See "Municipal Notes" below.

        (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

    Subsequent to its purchase by Tax Free Reserves Portfolio, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sale of such Municipal Obligation by the Portfolio (other than variable rate instruments which must be sold if they are not "high quality"), but the Manager considers such event in determining whether the Portfolio should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by Tax Free Reserves Portfolio are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see the Appendix to this Statement of Additional Information for an explanation of these rating systems), the Manager adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus for Tax Free Reserves. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. The Trustees have determined that any Municipal Obligation that depends directly, or indirectly, through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (e.g., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, Tax Free Reserves Portfolio will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

    MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by the Portfolio will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

    Municipal bonds may be issued as "zero-coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Tax Free Reserves Portfolio is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for the Portfolio to liquidate investments in order to satisfy its dividend requirements.

    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

    For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see the Appendix to this Statement of Additional Information.

    MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult or if sold, may not fully cover the Fund's exposure. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS.

    Tax Free Reserves Portfolio may purchase variable rate instruments and participation interests in Municipal Obligations. Variable rate instruments that the Portfolio may purchase are Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party (called a liquidity feature). A participation interest in a Municipal obligation gives the Tax Free Reserves Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature.

    The variable rate instruments in which Tax Free Reserves Portfolio's assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments in which the Tax Free Reserves Portfolio may invest include participation interests in variable or fixed-rate Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Portfolio receiving a variable rate on its investment. The Manager has been instructed by the Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Tax Free Reserves Portfolio, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. An unrated variable rate instrument may be determined to meet the Portfolio's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or if it is insured by an insurer that meets the high quality criteria for the Portfolio discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet Tax Free Reserves Portfolio's high quality criteria.

    Participation interests in Mutual Obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Manager to meet the prescribed quality standards of Tax Free Reserves Portfolio. Tax Free Reserves Portfolio has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Portfolio's participation in the security, plus accrued interest. Tax Free Reserves Portfolio intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to facilitate withdrawals from the Portfolio, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Portfolio's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of Tax Free Reserves Portfolio. With respect to insurance, Tax Free Reserves Portfolio will attempt to have the issuer of the participation interest bear the cost of the insurance, although the Portfolio may also purchase insurance, in which case the cost of insurance will be an expense of the Portfolio. Although participation interests may be sold, Tax Free Reserves Portfolio intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that the Portfolio will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.

    In view of the possible concentration of Tax Free Reserves Portfolio in participation interests in Municipal Obligations issued by banks and/or secured by bank letters of credit or guarantees, an investment in Tax Free Reserves should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulities of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

    Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    Because of the variable rate nature of the instruments, when prevailing interest rates decline Tax Free Reserves Portfolio's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, Tax Free Reserves Portfolio's yield will increase and its shareholders will have reduced risk of capital depreciation.

    For purposes of determining whether a variable rate instrument held by Tax Free Reserves Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of
(1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing the Portfolio's dollar-weighted average portfolio maturity.

"WHEN-ISSUED" SECURITIES

    Tax Free Reserves Portfolio may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Portfolio's commitment to purchase). Although Tax Free Reserves Portfolio will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Portfolio may sell these securities before the settlement date if deemed advisable by the Manager.

    Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in Tax Free Reserves Portfolio's portfolio are subject to changes in value based upon the market's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of Tax Free Reserves Portfolio consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Portfolio's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, Tax Free Reserves Portfolio's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Portfolio's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS

    When Tax Free Reserves Portfolio purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. Tax Free Reserves Portfolio also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by Tax Free Reserves Portfolio with respect to a particular Municipal Obligation held in the Portfolio's portfolio.

    The amount payable to Tax Free Reserves Portfolio upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Tax Free Reserves Portfolio values stand-by commitments at zero for purposes of computing the value of its net assets.

    The stand-by commitments that Tax Free Reserves Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Portfolio and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES

    Although under normal circumstances Tax Free Reserves Portfolio attempts to invest 100% of its net assets in Municipal Obligations, the Portfolio may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which Tax Free Reserves Portfolio may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. In addition, for temporary defensive purposes, Tax Free Reserves Portfolio may invest without limit in taxable securities. The kinds of taxable securities in which Tax Free Reserves Portfolio's assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. As described above, Tax Free Reserves Portfolio's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

STRUCTURED INSTRUMENTS

    Each of the Funds and Portfolios may invest in structured investments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

    Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

REPURCHASE AGREEMENTS

    Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a Fund or a Portfolio would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would also receive any income generated by the Fund's or Portfolio's investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides a Fund or Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                           INVESTMENT RESTRICTIONS

    The Funds and the Portfolios each have adopted the following policies which may not be changed with respect to a Fund or a Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever a Fund is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which the Fund invests, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who are giving instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

    A Fund or Portfolio may not:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each Fund, other than U.S. Treasury Reserves, and each Portfolio other than U.S. Treasury Reserves Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to Tax Free Reserves, bank participation interests in municipal obligations.

    As a fundamental policy, under normal market conditions, each of Tax Free Reserves and Tax Free Reserves Portfolio invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

    For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                          3. PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit (CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    Each Fund may provide current yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used, consists of a yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the period to obtain the "base period return" and then multiplying the base period return by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by adding 1 to the base period return obtained under the current yield calculation, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    Tax Free Reserves and U.S. Treasury Reserves may provide tax equivalent current yield quotations and tax equivalent effective yield quotations. A tax equivalent yield refers to a yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yields allows investors to compare yields of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. The tax equivalent current yield quotation and tax equivalent effective yield quotation of a Fund are calculated as follows: If the entire current or effective yield quotation for such period is tax-exempt, the tax equivalent yield will be the applicable yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current or effective yield quotation is not tax-exempt, the tax equivalent yield will be the sum of
(a) that portion of the applicable yield which is tax-exempt divided by 1 minus a stated income tax rate or rates plus (b) the portion of the applicable yield which is not tax-exempt. A Fund also may provide current yield, effective yield and tax equivalent yield quotations for longer periods.

    Each Fund may provide its period and annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    Each Fund may also provide its Average Annual Total Returns for the most current one-, five- and ten-year periods, or the life of the relevant class of a Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as from the date of inception. When considering average annual return figures, it is important to note that the annual return for any one year period might have been greater or less than the average for the entire period.

    A Fund's average annual total return figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)\n/ = ERV

Where: P   = a hypothetical initial payment of $1,000
       T   = average annual total return
       n   = number of years
       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. In computing total rates of return quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

    Tax Free Reserves and Class A shares of U.S. Treasury Reserves may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

    The following table sets forth the average annual total returns for Tax Free Reserves, Class A shares of U.S. Treasury Reserves and Class A shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares of Liquid Reserves for the period indicated. Average annual total returns are not provided for SVB Securities Institutional U.S. Treasury Reserves Shares of U.S. Treasury Reserves, as those shares are newly offered as of the date of the supplement to this Statement of Additional Information ("SAI"). The calculations below are based on expenses actually paid by each Fund for the periods presented and include any applicable fee waivers and/or reimbursements in place during the time period, which may cause the results to be more favorable than they otherwise would have been. Such waivers and/or reimbursements could be raised or lowered at any time.

                                                                     REDEEMABLE
                                                                     VALUE OF A
                                                                    HYPOTHETICAL
                                                                       $1,000
                                                                     INVESTMENT
                                                     AVERAGE         AT THE END
                                                      ANNUAL          OF THE
PERIOD                                             TOTAL RETURN       PERIOD
------                                             ------------     ------------

LIQUID RESERVES
Class A
Ten years ended August 31, 2003 ...................   4.67%          $1,578.74
Five years ended August 31, 2003 ..................   4.06%          $1,220.07
One year ended August 31, 2003 ....................   1.31%          $1,013.14

SVB Securities Liquid Reserves Shares
April 24, 2000 (commencement of operations) to
  August 31, 2003 .................................   5.26%          $1,104.34
One year ended August 31, 2003 ....................   0.91%          $1,009.09

SVB Securities Institutional Liquid Reserves Shares
June 5, 2001 (commencement of operations) to
  August 31, 2003 .................................   1.99%          $1,045.10
One year ended August 31, 2003 ....................   1.27%          $1,012.73

U.S. TREASURY RESERVES
CLASS A
Ten years ended August 31, 2003 ...................   4.19%          $1,507.35
Five years ended August 31, 2003 ..................   3.57%          $1,191.53
One year ended August 31, 2003 ....................   1.05%          $1,010.52

TAX FREE RESERVES
May 21, 1997 (commencement of operations) to
  August 31, 2003 .................................   2.77%          $1,187.57
Five years ended August 31, 2003 ..................   2.59%          $1,136.25
One year ended August 31, 2003 ....................   1.07%          $1,010.75

    The following table shows the current yield and effective yield calculations for each class of each Fund (other than SVB Securities Institutional U.S. Treasury Reserves Shares of U.S. Treasury Reserves which is newly offered as of the date of the supplement to this SAI) and the tax equivalent current and effective yields for Class A shares U.S. Treasury Reserves and Tax Free Reserves, for the seven day period ended August 31, 2003.

                                                                                                    TAX               TAX
                                                                    CURRENT     EFFECTIVE       EQUIVALENT        EQUIVALENT
                                                                     YIELD        YIELD        CURRENT YIELD    EFFECTIVE YIELD
                                                                    --------    ----------     -------------    ---------------
LIQUID RESERVES
  Class A ......................................................     0.97%        0.98%             N/A               N/A
  SVB Securities Liquid Reserves ...............................     0.57%        0.58%             N/A               N/A
  SVB Securities Institutional Liquid Reserves .................     0.93%        0.94%             N/A               N/A
U.S. TREASURY RESERVES
  Class A ......................................................     0.71%        0.71%            1.22%(1)          1.22%(1)
TAX FREE RESERVES ..............................................     0.72%        0.72%            1.11%(2)          1.11%(2)

------------
(1) The information reflects tax equivalent yields for New York City residents and assumes a combined state and local tax rate of 41.82% for such residents. Other shareholders should consult their tax advisers for information regarding tax equivalent yield.
(2) Assuming a federal tax bracket of 35.00%.

    For advertising and sales purposes, Liquid Reserves and U.S. Treasury Reserves will generally use the performance of Class A shares. All outstanding Liquid Reserves shares and U.S. Treasury Reserves were designated Class A shares on March 31, 2000 and January 1, 2003, respectively. If the performance of SVB Securities Liquid Reserves Shares, SVB Securities Institutional Liquid Reserves Shares or SVB Securities Institutional U.S. Treasury Reserves Shares is used for advertising and sales purposes, performance after class inception will be actual performance, while performance prior to that date will be Class A performance. SVB Securities Liquid Reserves and SVB Securities Institutional Liquid Reserves Shares' performance generally would have been lower than Class A performance had the SVB Securities Liquid Reserves or SVB Securities Institutional Liquid Reserves Shares been offered for the entire period, because the expenses attributable to SVB Securities Liquid Reserves and SVB Securities Institutional Liquid Reserves Shares are higher than the expenses attributable to the Class A shares. SVB Securities Institutional U.S. Treasury Reserves Shares' performance is expected to be the same as Class A performance because SVB Securities Institutional U.S. Treasury Reserves Shares are expected to have the same expenses.

                     4. DETERMINATION OF NET ASSET VALUE

    The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Liquid Reserves, 2:00 p.m., Eastern time, for U.S. Treasury Reserves, and 12:00 noon, Eastern time, for Tax Free Reserves, by dividing the value of each Fund's net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. For Liquid Reserves and U.S. Treasury Reserves, this determination will be made with respect to each class of shares of that Fund. On days when the financial markets in which a Fund invests close early, such Fund's net asset value may be determined as of the earlier close of these markets. As of the date of this Statement of Additional Information, the Exchange is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Funds' and the Portfolios' Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Funds and Portfolios also have established procedures to ensure that securities purchased meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that each Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if a Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

      5. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

    As described in the Prospectuses for the Funds, Liquid Reserves offers three classes of shares -- Class A shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares -- and U.S. Treasury Reserves offers two classes of shares -- Class A shares and SVB Securities Institutional U.S. Treasury Reserves Shares.

    Each class of shares of Liquid Reserves represents an interest in the same portfolio of investments. Likewise, each class of shares of U.S. Treasury Reserves represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. To the extent there are differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

CLASS A SHARES OF LIQUID RESERVES AND U.S. TREASURY RESERVES, AND SHARES OF TAX FREE RESERVES

    You may purchase these shares at a public offering price equal to such class' applicable net asset value per share. These shares are also subject to an annual distribution/service fee of up to 0.10%. See "Distributor."

SVB SECURITIES LIQUID RESERVES AND SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES OF LIQUID RESERVES AND SVB SECURITIES INSTITUTIONAL U.S. TREASURY RESERVES SHARES OF U.S. TREASURY RESERVES

    SVB Securities Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. SVB Securities Liquid Reserves Shares are also subject to an annual distribution/service fee of up to 0.45%. See "Distributor."

    SVB Securities Institutional Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. The minimum initial investment required by Silicon Valley Bank as Service Agent is currently $20 million. SVB Securities Institutional Liquid Reserves Shares are subject to an annual distribution/service fee of up to 0.10%. See "Distributor."

    SVB Securities Institutional U.S. Treasury Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. SVB Securities Institutional U.S. Treasury Reserves Shares are subject to an annual distribution/service fee of up to 0.10%. See "Distributor."

    Each Service Agent has agreed to transmit to its customers who hold SVB Securities Liquid Reserves, SVB Securities Institutional U.S. Treasury Reserves Shares or SVB Securities Institutional Liquid Reserves Shares appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers.

SALE OF SHARES

    Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if they held their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTIONS OF SHARES

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer). See "Description of Shares, Voting Rights and Liabilities."

                                6. MANAGEMENT

    Each Fund and Portfolio is supervised by a Board of Trustees. In each case, over two-thirds of the Trustees are not affiliated with the Manager. The Trustees and officers of each Fund and Portfolio, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") the Trustees oversee, and other directorships they hold are set forth below. Each Trustee and officer holds office for his or her lifetime unless that individual resigns, retires, or is otherwise removed.

    An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust as defined in the 1940 Act. Each Trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.

                                                                                          NUMBER OF         OTHER BOARD
                                                                                        PORTFOLIOS IN       MEMBERSHIPS
                              POSITION(s)        LENGTH                                  FUND COMPLEX         HELD BY
                               HELD WITH        OF TIME     PRINCIPAL OCCUPATION(s)      OVERSEEN BY       TRUSTEE DURING
NAME, ADDRESS AND AGE            FUND           SERVED      DURING PAST FIVE YEARS        TRUSTEE        PAST FIVE YEARS
---------------------         ----------        -------     -----------------------     -------------    ----------------

NON-INTERESTED TRUSTEES:
Elliott J. Berv               Trustee         Since 2001    President and Chief               37      Board Member, American
c/o R. Jay Gerken                                           Operations Officer,                       Identity Corp. (doing
Citigroup Asset Management                                  Landmark City (real estate                business as Morpheus
399 Park Avenue                                             development) (since 2002);                Technologies) (biometric
New York, NY 10022                                          Executive Vice President                  information management)
Age 60                                                      and Chief Operations                      (since 2001; consultant
                                                            Officer, DigiGym Systems                  since 1999); Director,
                                                            (on-line personal training                Lapoint Industries
                                                            systems) (since 2001);                    (industrial filter
                                                            former Chief Executive Officer,           company) (since 2002);
                                                            Rocket City Enterprises                   Director, Alzheimer's
                                                            (internet service company)                Association (New England
                                                            (from 2000 to 2001); President,           Chapter) (since 1998).
                                                            Catalyst (consulting)
                                                            (since 1994).

Donald M. Carlton             Trustee         Since 2001    Consultant, URS                   32      Director, American
c/o R. Jay Gerken                                           Corporation (engineering)                 Electric Power (electric
Citigroup Asset Management                                  (since 1999); former Chief                utility) (since 1999);
399 Park Avenue                                             Executive Officer, Radian                 Director, Valero Energy
New York, NY 10022                                          International L.L.C.                      (petroleum refining)
Age 66                                                      (engineering) (from 1996                  (since 1999); Director,
                                                            to 1998); Member of                       National Instruments
                                                            Management Committee,                     Corp. (technology)
                                                            Signature Science                         (since 1994).
                                                            (research and development)
                                                            (since 2000).

A. Benton Cocanougher         Trustee         Since 2001    Dean Emeritus and Wiley           32      Former Director,
c/o R. Jay Gerken                                           Professor, Texas A&M                      Randall's Food Markets,
Citigroup Asset Management                                  University (since 2001);                  Inc. (from 1990 to
399 Park Avenue                                             former Dean and Professor                 1999); former Director,
New York, NY 10022                                          of Marketing, College and                 First American Bank and
Age 65                                                      Graduate School of                        First American Savings
                                                            Business of Texas A&M                     Bank (from 1994 to
                                                            University (from 1987 to                  1999).
                                                            2001).

Mark T. Finn                  Trustee         Since 2001    Adjunct Professor, William        37      Former President and
c/o R. Jay Gerken                                           & Mary College (since                     Director, Delta
Citigroup Asset Management                                  September 2002);                          Financial, Inc.
399 Park Avenue                                             Principal/Member, Belvan                  (investment advisory
New York, NY 10022                                          Partners/Balfour Vantage -                firm) (from 1983 to
Age 60                                                      Manager and General                       1999).
                                                            Partner to the Vantage
                                                            Hedge Fund, LP (since
                                                            March 2002); Chairman and
                                                            Owner, Vantage Consulting
                                                            Group, Inc. (investment
                                                            advisory and consulting
                                                            firm) (since 1988); former
                                                            Vice Chairman and Chief
                                                            Operating Officer, Lindner
                                                            Asset Management Company
                                                            (mutual fund company)
                                                            (from March 1999 to 2001);
                                                            former General Partner and
                                                            Shareholder, Greenwich
                                                            Ventures, LLC (investment
                                                            partnership) (from 1996 to
                                                            2001); former President,
                                                            Secretary, and Owner,
                                                            Phoenix Trading Co.
                                                            (commodity trading
                                                            advisory firm) (from 1997
                                                            to 2000).

Stephen Randolph Gross        Trustee         Since 2001    Partner, Capital                  32      Director, United
c/o R. Jay Gerken                                           Investment Advisory                       Telesis, Inc.
Citigroup Asset Management                                  Partners (consulting)                     (telecommunications)
399 Park Avenue                                             (since January 2000);                     (since 1997); Director,
New York, NY 10022                                          former Managing Director,                 ebank.com, Inc. (since
Age 56                                                      Fountainhead Ventures, LLC                1997); Director,
                                                            (consulting) (from 1998 to                Andersen Calhoun, Inc.
                                                            2002); Secretary, Carint                  (assisted living) (since
                                                            N.A. (manufacturing)                      1987); former Director,
                                                            (since 1988); former                      Charter Bank, Inc. (from
                                                            Treasurer, Hank Aaron                     1987 to 1997); former
                                                            Enterprises (fast food                    Director, Yu Save, Inc.
                                                            franchise) (from 1985 to                  (internet company) (from
                                                            2001); Chairman, Gross,                   1998 to 2000); former
                                                            Collins & Cress, P.C.                     Director, Hotpalm, Inc.
                                                            (accounting firm) (since                  (wireless applications)
                                                            1980); Treasurer, Coventry                (from 1998 to 2000);
                                                            Limited, Inc. (since                      former Director, Ikon
                                                            1985).                                    Ventures, Inc. (from
                                                                                                      1997 to 1998).

Diana R. Harrington           Trustee         Since 1992    Professor, Babson College         37      Former Trustee, The
c/o R. Jay Gerken                                           (since 1993).                             Highland Family of Funds
Citigroup Asset Management                                                                            (investment company)
399 Park Avenue                                                                                       (from March 1997 to
New York, NY 10022                                                                                    March 1998).
Age 63

Susan B. Kerley               Trustee         Since 1992    Consultant, Strategic             37      Director, Eclipse Funds
c/o R. Jay Gerken                                           Management Advisors, LLC -                (currently supervises 17
Citigroup Asset Management                                  Global Research                           investment companies in
399 Park Avenue                                             Associates, Inc.                          fund complex) (since
New York, NY 10022                                          (investment consulting)                   1990).
Age 52                                                      (since 1990).

Alan G. Merten                Trustee         Since 2001    President, George Mason           32      Director, Digital Net
c/o R. Jay Gerken                                           University (since 1996).                  Holdings, Inc. (since
Citigroup Asset Management                                                                            October 2003); Director,
399 Park Avenue                                                                                       Comshare, Inc.
New York, NY 10022                                                                                    (information technology)
Age 61                                                                                                (since 1985); former
                                                                                                      Director, Indus
                                                                                                      (information technology)
                                                                                                      (from 1995 to 1999).

C. Oscar Morong, Jr.          Trustee         Since 2001    Managing Director, Morong         37      Former Director,
c/o R. Jay Gerken                                           Capital Management (since                 Indonesia Fund (closed-
Citigroup Asset Management                                  1993).                                    end fund) (from 1990 to
399 Park Avenue                                                                                       1999); Trustee, Morgan
New York, NY 10022                                                                                    Stanley Institutional
Age 68                                                                                                Fund (currently
                                                                                                      supervises 75 investment
                                                                                                      companies) (since 1993).

R. Richardson Pettit          Trustee         Since 2001    Professor of Finance,             32      None
c/o R. Jay Gerken                                           University of Houston
Citigroup Asset Management                                  (from 1977 to 2002);
399 Park Avenue                                             Independent Consultant
New York, NY 10022                                          (since 1984).
Age 61

Walter E. Robb, III           Trustee         Since 2001    President, Benchmark              37      Director, John Boyle &
c/o R. Jay Gerken                                           Consulting Group, Inc.                    Co., Inc. (textiles)
Citigroup Asset Management                                  (service company) (since                  (since 1999); Director,
399 Park Avenue                                             1991); Sole Proprietor,                   Harbor Sweets, Inc.
New York, NY 10022                                          Robb Associates (financial                (candy) (since 1990);
Age 77                                                      consulting) (since 1978);                 Director, W.A. Wilde Co.
                                                            Co-owner, Kedron Design                   (direct media marketing)
                                                            (gifts) (since 1978);                     (since 1982); Director,
                                                            former President and                      Alpha Grainger
                                                            Treasurer, Benchmark                      Manufacturing, Inc.
                                                            Advisors, Inc. (corporate                 (electronics) (since
                                                            financial consulting)                     1983); former Trustee,
                                                            (from 1989 to 2000).                      MFS Family of Funds
                                                                                                      (investment company)
                                                                                                      (from 1985 to 2001);
                                                                                                      Harvard Club of Boston
                                                                                                      (Audit Committee) (since
                                                                                                      2001).

INTERESTED TRUSTEE:
R. Jay Gerken*                Chairman,       Since 2002    Managing Director of        Chairman of             N/A
Citigroup Asset Management    President and                 Citigroup Global Markets    the Board,
399 Park Avenue               Chief                         Inc. ("CGM"); Chairman,     Trustee or
New York, NY 10022            Executive                     President and Chief         Director of
Age 52                        Officer                       Executive Officer of SBFM,  220 funds in
                                                            Travelers Investment        the Citigroup
                                                            Adviser, Inc. ("TIA") and   Fund Complex
                                                            Citi Fund Management Inc.
                                                            ("CFM"); President and
                                                            Chief Executive Officer of
                                                            certain mutual funds
                                                            associated with
                                                            Citigroup Inc.; Formerly,
                                                            Portfolio Manager of Smith
                                                            Barney Allocation Series
                                                            Inc. (from 1996-2001) and
                                                            Smith Barney Growth
                                                            and Income Fund (from
                                                            1996-2001)

OFFICERS:
Andrew Shoup*                 Senior Vice     Since 2003    Director of Citigroup Asset      N/A                N/A
125 Broad Street              President and                 Management; Chief
New York, NY 10004            Chief                         Administrative Officer of
Age 47                        Administra-                   mutual funds associated
                              tive Officer                  with Citigroup Inc.; Head
                                                            of International Funds
                                                            Administration of Citigroup
                                                            Asset Management (from 2001 to
                                                            2003); Director of Global
                                                            Funds Administration of
                                                            Citigroup Asset Management
                                                            (from 2000 to 2001); Head of
                                                            U.S. Citibank Funds
                                                            Administration of Citigroup
                                                            Asset Management (from 1998 to
                                                            2000).

Frances Guggino*              Controller      Since 2002    Vice President, Citigroup        N/A                N/A
125 Broad Street                                            Asset Management (since
New York, NY 10004                                          1991); Controller of certain
Age 46                                                      funds associated with
                                                            Citigroup Inc. (since 1991).

Robert I. Frenkel*            Secretary       Since 2000    Managing Director and            N/A                N/A
Citigroup Asset Management    Chief Legal     Since 2003    General Counsel, Global
300 First Stamford Place      Officer                       Mutual Funds for CAM and
Stamford, CT 06902                                          its predecessor (since
Age 48                                                      1994); Secretary of Citi
                                                            Fund Management Inc.;
                                                            Secretary of certain funds
                                                            associated with Citigroup
                                                            Inc.; Chief Legal Officer
                                                            of mutual funds associated
                                                            with Citigroup Inc.

Andrew Beagley*               Chief Anti-     Since 2002    Chief Anti-Money Laundering       N/A                N/A
Citigroup Asset Management    Money                         Compliance Officer of mutual
300 First Stamford Place      Laundering                    funds associated with Citigroup
Stamford, CT 06902            Compliance                    Inc.; Director, Citigroup Global
Age 41                        Officer                       Markets (since 2000); Director
                                                            of Compliance, North America,
                                                            Citigroup Asset Management
                                                            (since 2000); Director of
                                                            Compliance, Europe, the Middle
                                                            East and Africa, Citigroup
                                                            Asset Management (from 1999 to
                                                            2000); Compliance Officer,
                                                            Salomon Brothers Asset
                                                            Management Limited, Smith
                                                            Barney Global Capital
                                                            Management Inc., Salomon
                                                            Brothers Asset Management Asia
                                                            Pacific Limited (from 1997 to
                                                            1999).

Marianne Motley*              Assistant       Since 2000    Director, Mutual Fund            N/A                N/A
Citigroup Asset Management    Treasurer                     Administration for
300 First Stamford Place      Citigroup Global Markets
Stamford, CT 06902            (since 1994).
Age 45

Thomas C. Mandia*             Assistant       Since 2000    Director and Deputy              N/A                N/A
Citigroup Asset Management    Secretary                     General Counsel, Citigroup
300 First Stamford Place                                    Asset Management (since
Stamford, CT 06902                                          1992).
Age 42

Rosemary D. Emmens*           Assistant       Since 2000    Vice President and               N/A                N/A
Citigroup Asset Management    Secretary                     Associate General Counsel,
300 First Stamford Place                                    Citigroup Asset Management
Stamford, CT 06902                                          (since 1998).
Age 34

Harris Goldblat*              Assistant       Since 2000    Associate General Counsel,       N/A                N/A
Citigroup Asset Management    Secretary                     Citigroup Asset Management
300 First Stamford Place                                    (since 2000); Associate,
Stamford, CT 06902                                          Stroock & Stroock & Lavan
Age 34                                                      LLP (from 1997 to 2000).

Joseph Volpe*                 Assistant       Since 2002    Vice President of                N/A                N/A
Citigroup Asset Management    Controller                    Citigroup Asset Management
300 First Stamford Place                                    (since 1992).
Stamford, CT 06902
Age 41

Joseph Genco*                 Assistant       Since 2002    Assistant Vice President         N/A                N/A
Citigroup Asset Management    Controller                    of Citigroup Asset
300 First Stamford Place                                    Management (since 1997).
Stamford, CT 06902
Age 35

The Board of Trustees has a standing Audit Committee comprised of all of the trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. The Audit Committee oversees the scope of each Fund's audit, each Fund's accounting and financial reporting policies and practices and its internal controls. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Funds' independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent auditors and all permissible non-audit services provided by the Funds' independent auditors to its Manager and any affiliated service providers if the engagement related directly to the Funds' operations and financial reporting. During the most recent fiscal year, the Audit Committee met five times.

    The Board of Trustees also has a standing Governance Committee. All trustees who are not "interested persons" of the Funds are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the board. The Governance Committee met four times during the fiscal year ended August 31, 2003. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

    The following table shows the amount of equity securities owned by the Trustees in the Funds and in other investment companies associated with Citigroup (the "Fund Complex") supervised by the Trustees as of December 31, 2002.

                                               DOLLAR RANGE OF EQUITY SECUITIES
                                               --------------------------------
                                                                                                         AGGREGATE DOLLAR
                                                                                                          RANGE OF EQUITY
                                                                                                         SECURITIES IN ALL
                                                                                                       REGISTERED INVESTMENT
                                                                                                        COMPANIES OVERSEEN
                                                                                                      BY THE DIRECTOR IN THE
                                                         U.S. TREASURY                                 FAMILY OF INVESTMENT
NAME OF TRUSTEE                   LIQUID RESERVES          RESERVES          TAX FREE RESERVES               COMPANIES
---------------                   ---------------          --------          -----------------        -----------------------
DISINTERESTED TRUSTEES:
Elliott J. Berv                        None                  None                  None                   $10,001-$50,000
Donald M. Carlton                      None                  None                  None                   $10,001-$50,000
A. Benton Cocanougher                  None                  None                  None                   $10,001-$50,000
Mark T. Finn                           None                  None                  None                     $1-$10,000
Stephen Randolph Gross                 None                  None                  None                        None
Diana Harrington                       None                  None                  None                   $10,001-$50,000
Susan B. Kerley                        None                  None                  None                     $1-$10,000
Alan G. Merten                         None                  None                  None                     $1-$10,000
C. Oscar Morong, Jr.                   None                  None                  None                     $1-$10,000
R. Richardson Pettit                   None                  None                  None                   $10,001-$50,000
Walter E. Robb, III                    None                  None                  None                  $50,001-$100,000

INTERESTED TRUSTEE:
R. Jay Gerken                          None                  None                  None                    over $100,000

    None of the disinterested Trustees or their family members had any interest in the Manager, Citigroup Global Markets, or any person directly or indirectly controlling, controlled by, or under common control with the Manager or Citigroup Global Markets as of December 31, 2002.

    Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2003 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.

    Each Fund in the Citigroup Fund complex pays a pro rata share of Trustee fees based upon asset size. The Funds currently pays each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $40,000 plus $7,500 for each board of trustees meeting attended, $2,500 for each special board meeting attended, and $100 for each telephonic board meeting in which that Trustee participates. In addition, each Trustee who is not a director, officer or employer of the Manager or any of its affiliates and who acts as Chairman of any Committee of the Board of Trustees receives an additional $5,000 for acting as Chairman of such Committee. The Funds will reimburse trustees for travel and out-of-pocket expenses incurred in connection with board of trustees meetings.

                                                    TRUSTEES COMPENSATION TABLE
                                                                                        PENSION OR        TOTAL        NUMBER OF
                                          AGGREGATE       AGGREGATE       AGGREGATE     RETIREMENT    COMPENSATION     FUNDS IN
                                         COMPENSATION    COMPENSATION   COMPENSATION   BENEFITS PAID      FROM          COMPLEX
                                             FROM            FROM           FROM        AS PART OF      THE FUNDS     UPON WHICH
                                            LIQUID      U.S. TREASURY     TAX FREE         FUND            AND       THE TRUSTEES
TRUSTEE                                  RESERVES(1)     RESERVES(1)     RESERVES(1)    EXPENSES(1)    COMPLEX(3)     SERVED(3)(4)
DISINTERESTED TRUSTEES:
Elliott J. Berv                            $21,756           $715           $770           None          $70,000          35
Donald M. Carlton                          $21,804           $714           $769           None          $70,000          30
A. Benton Conanougher                      $23,133           $766           $829           None          $70,100          30
Mark T. Finn                               $22,414           $736           $795           None          $72,500          35
Stephen Randolph Gross                     $21,801           $711           $766           None          $72,500          30
Diana R. Harrington                        $21,753           $712           $767           None          $72,500          35
Susan B. Kerley                            $21,756           $715           $770           None          $72,500          35
Alan G. Merten                             $21,004           $693           $754           None          $70,000          30
C. Oscar Morong, Jr.(2)                    $21,756           $715           $770           None          $90,500          35
R. Richardson Pettit                       $22,467           $738           $797           None          $72,500          30
Walter E. Robb, III(2)                     $21,756           $715           $770           None          $72,500          35

INTERESTED TRUSTEE:
R. Jay Gerken                                 $0              $0             $0            None            $0             222

------------
(1) Information is for the fiscal year ended August, 31, 2003.
(2) Messrs. Morong and Robb have announced their intention to retire as Trustees of the Funds as of December 31, 2003.
(3) Information is for the calendar year ending as of December 31, 2002.
(4) 2 of the funds in the Fund Complex were not operational during the calendar year ended December 31, 2002.



    The Trustees of the Funds have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been obtained. Amounts under the Plan may be paid in twenty equal installments or, subject to the approval of the disinterested Trustees, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

    The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

                AVERAGE
            COMPENSATION IN                                                  YEARS OF SERVICE
               LAST YEAR                  --------------------------------------------------------------------------------------
              OF SERVICE                      5               6               7              8              9          10 YEARS
                                            YEARS           YEARS           YEARS          YEARS          YEARS         OR MORE
               $ 50,000                    $125,000        $150,000       $175,000       $200,000       $225,000       $250,000
               $ 60,000                    $150,000        $180,000       $210,000       $240,000       $270,000       $300,000
               $ 70,000                    $175,000        $210,000       $245,000       $280,000       $315,000       $350,000
               $ 80,000                    $200,000        $240,000       $280,000       $320,000       $360,000       $400,000
               $ 90,000                    $225,000        $270,000       $315,000       $360,000       $405,000       $450,000
               $100,000                    $250,000        $300,000       $350,000       $400,000       $450,000       $500,000

    Assuming continuous service as a Trustee of the Funds until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

    During the fiscal year ended August 31, 2003, former Trustees of the Funds received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $70,000 in 4 quarterly installment payments; and Mr.
E. Kirby Warren, an aggregate of $70,000 in 4 quarterly installment payments.

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class A shares of Liquid Reserves: News America Incorporate, 1211 Avenue of the Americas, New York, NY 10043 (16.92%); Chicago Mercantile Exchange Inc, Customer Segregate Acct, 30 S Wacker Dr, 6 North Tower, Chicago, IL 60606 (7.61%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of SVB Securities Liquid Reserves shares of Liquid Reserves: Banc of America Securities LLC, Attn Money Funds, 200 North College Street, 3\r/\d/ Floor, Charlotte, NC 2825 (100%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of SVB Securities Institutional Liquid Reserves shares of Liquid
Reserves: Banc of America Securities LLC, Attn Money Funds, 200 North College Street, 3rd Floor, Charlotte, NC 2825 (100%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class A shares of U.S. Treasury Reserves: Walter Oil & Gas Corporation, 1100 Louisiana Street, Suite 200, Houston, TX 77002 (10.61%); Renaissance Technologies Corp, 800 Third Avenue, New York, NY 10022 (17.49%); Citibank NA, Attn John Malandro, 1 Court Square, 22nd Floor, New York, NY 11120 (28.85%); Triarc Companies Inc, 280 Park Avenue, 24th Floor, New York, NY 10017 (6.02%); Schlumberger Technology Corporation, 205 Industrial Blvd, Sugarland, TX 77478 (9.45%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Tax Free Reserves: Lowes Companies Inc, 1605 Curtio Bridge Rd, Wilkesboro, NC 28697 (10.72%); Citibank NA, Attn John Malandro, 1 Court Square, 22nd Floor, New York, NY 11120 (7.28%); Bellsouth Alliance, 1155 Peachtree Street NE, Suite 14E04, Atlanta, GA 30309 (17.75%); USANI LLC, Attn: William J. Severance, Vice President/Controller, 152 West 57th Street, New York, NY 10019 (13.66%); Mr. Eric L Smidt TTE FBO Erice L. Smitdt Revocable TR, c/o Central Purchasing, 3491 Mission Oaks Blvd, Camarillo, CA 93012 (6.26%).

    As of December 1, 2003, the Trustees and officers as a group owned less than 1% of each class of each Fund.

    The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

    Officers receive no compensation from the Funds although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER

    Citi Fund Management Inc. acts as the investment manager ("Manager") to each Portfolio and each of the Funds pursuant in each case to management agreements (each a "Management Agreement"). Subject to such policies as the Board of Trustees of a Portfolio or a Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for each Portfolio. Currently, advisory services for each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves are provided through its corresponding Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to such Funds. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreements.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Funds and the Portfolios. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' and the Portfolios' independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund's or Portfolio's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    The Prospectus for the Funds contains a description of the fees payable to the Manager for services under the Management Agreement with respect to each Fund. The Manager may reimburse a Fund or Portfolio or waive all or a portion of its management fees.

    In approving the continuation of each Management Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the Manager or its affiliates in connection with providing services to the Fund, compared the fees charged by the Manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the Manager with respect to each Fund. The Board also considered each Fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of each Fund in comparison to other funds of comparable size, and other factors. In addition, the Trustees considered information received at regular meetings throughout the year related to Fund performance and Manager services, and benefits potentially accruing to the Manager and its affiliates from securities lending, transfer agency, administrative and brokerage relationships with affiliates of the Manager, as well as research services received by the Manager from broker-dealers who execute transactions on behalf of the Funds. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of each Management Agreement was in the best interests of the applicable Fund and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

    CITI INSTITUTIONAL LIQUID RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $7,886,219. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management under a prior Advisory Agreement, after waivers, were $9,823,832 and $11,324,457, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by Cash Reserves Portfolio to Citi Fund Management under the current Management Agreement were $23,989,622. For the fiscal year ended August 31, 2003, the fees paid by Cash Reserves Portfolio to Citi Fund Management under the current Management Agreement, after waivers, were $34,902,447. For the period from January 1, 2002 to August 31, 2002, the fees paid by Liquid Reserves to Citi Fund Management under its current Management Agreement were $21,567,778. For the fiscal year ended August 31, 2003, the fees paid by Liquid Reserves to Citi Fund Management under its current Management Agreement, after waivers were $21,594,757. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Liquid Reserves under a prior Administrative Services Agreement, after waivers, were $3,379,323, and $2,238,669 respectively. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001 the fees paid to Smith Barney Fund Management LLC, a former administrator, from Liquid Reserves under a prior Administrative Services Agreement, after waivers, were $9,387,765 and $4,727,832, respectively. On December 31, 2001, Liquid Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to Signature Financial Group (Cayman) Ltd., a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable to Smith Barney Fund Management LLC, a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. On December 31, 2001, Cash Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    CITI INSTITUTIONAL U.S. TREASURY RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $624,623. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under a prior Advisory Agreement, after waivers, were $462,644 and $395,703, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under its current Management Agreement were $793,098. For the fiscal year ended August 31, 2003, the fees paid by U.S. Treasury Reserves Portfolio under its current Management Agreement were, after waivers, $1,231,929. For the period from January 1, 2002 to August 31, 2002, the fees paid by U.S. Treasury Reserves to Citi Fund Management under its current Management Agreement were $643,471. For the fiscal year ended August 31, 2003, the fees paid by U.S. Treasury Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $923,962. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., the former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $789,249 and $267,720, respectively. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $738,886 and $260,879, respectively. On December 31, 2001, U.S. Treasury Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable to Smith Barney Fund Management LLC, a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. On December 31, 2001, U.S. Treasury Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    CITI INSTITUTIONAL TAX FREE RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $474,404. For the periods from April 1, 2001 to August 31, 2001 and September 1, 2001 to December 31, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management under a prior Advisory Agreement, after waivers, were $359,588 and $375,406, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management under its current Management Agreement were $1,102,563. For the fiscal year ended August 31, 2003, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management under its current Management Agreement,after waivers, were $1,739,474. For the period from January 1, 2002 to August 31, 2002, the fees paid by Tax Free Reserves to Citi Fund Management under its current Management Agreement,after waivers, were $329,423. For the fiscal year ended August 31, 2003, the fees paid by Tax Free Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $715,180. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, all fees payable from Tax Free Reserves to CFBDS, Inc., a former administrator, under a prior Administrative Services Agreement were $30,594, $15,579, and $0 respectively. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $7,203 and $0, respectively. On December 31, 2001, Tax Free Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the fiscal year ended August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable to Smith Barney Fund Management LLC, a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. On December 31, 2001, Tax Free Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    Citigroup Inc. affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

    The Funds use the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Funds, the Funds will change their respective names so as to delete the word "Citi".

DISTRIBUTOR

    Citigroup Global Markets Inc., located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written agreement (the "Distribution Agreement") which was approved by the Funds' Board of Trustees, including a majority of the independent Trustees.

    The Distribution Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of a Fund's outstanding voting securities, or on 90 days' notice by Citigroup Global Markets. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    Each of the Funds has adopted Service Plans (each a "Service Plan" and collectively, the "Service Plans") in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, a Fund may pay monthly fees as a percentage of the average daily net assets of the respective Fund or class, as applicable, at an annual rate not to exceed the following:

      Liquid Reserves -- Class A                                          0.10%
      Liquid Reserves -- SVB Securities Liquid Reserves Shares            0.45%
      Liquid Reserves -- SVB Securities Institutional Liquid
                         Reserves Shares                                  0.10%
      U.S. Treasury Reserves -- Class A                                   0.10%
      U.S. Treasury Reserves -- SVB Securities Institutional U.S.
                                Treasury Reserves Shares                  0.10%
      Tax Free Reserves                                                   0.10%

    Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. None of the Funds or classes currently impose any sales charges.

    The Service Plans permit the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses incurred exceed the fees provided for by the applicable Plan, the Funds will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. The Funds will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Funds. In their annual consideration of the continuation of the Service Plans for the Funds, the Trustees will review the Service Plans and the expenses for each Fund and each class within a Fund separately.

    Each Service Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plans, the Distributor acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. Payments made to the distributor by each Fund for the past three fiscal years are set forth below.

    LIQUID RESERVES -- CLASS A SHARES: For the period from September 1, 2000 to December 31, 2000, all fees payable from Class A shares of Liquid Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable from Class A shares of Liquid Reserves to Salomon Smith Barney under a prior distribution plan were voluntarily waived. For the period from January 1, 2002 to August 31, 2002, all fees payable from Class A shares of Liquid Reserves to Salomon Smith Barney under its current Service Plan were voluntarily waived. For the fiscal year ended August 31, 2003, all fees payable from Class A shares of Liquid Reserves to Citigroup Asset Management under its current service plan were voluntarily waived. For the fiscal years ended August 31, 2000 and 2001, and for the period from September 1, 2001 to December 31, 2001, all fees payable to Service Agents by Class A shares of Liquid Reserves under prior Servicing Agreements were waived. Each Servicing Agreement was terminated as of December 31, 2001.

    LIQUID RESERVES -- SVB SECURITIES LIQUID RESERVES SHARES For the period from April 21, 2000 (commencement of operations) to August 31, 2000 and for the period from September 1, 2000 to December 31, 2000, the SVB Securities Liquid Reserves Shares paid $43,569 and $336,923, respectively, to CFBDS, Inc., the former distributor, under a prior Distribution Agreement, after waivers. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, SVB Securities Liquid Reserves paid, after waivers, $2,569,090 and $1,614,049, respectively to Salomon Smith Barney under a prior service plan. For the period from January 1, 2002 to August 31, 2002, SVB Securities Liquid Reserves paid, after waivers, $1,932,273 to Salomon Smith Barney under its current Service Plan. For the fiscal year ended August 31, 2003, SVB Securites Liquid Reserves paid, after waivers, $1,621,901 to Citigroup Global Markets under its current service plan.

    LIQUID RESERVES -- SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES For the period from June 1, 2001 (commencement of operations) to August 31, 2001, and for the fiscal year ended August 31, 2002, SVB Securities Institutional Liquid Reserves Shares paid, after waivers, $94,408 and $870,375, respectively, to Salomon Smith Barney. For the fiscal year ended August 31, 2003, SVB Securities Institutional Liquid Reserves paid, after waivers, $957,200 to Citigroup Global Markets Inc. under its current service plan.

    U.S. TREASURY RESERVES -- CLASS A: For the period from September 1, 2000 to December 31, 2000, all fees payable from Class A shares U.S. Treasury Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable from Class A shares of U.S. Treasury Reserves to Salomon Smith Barney under a prior distribution plan were voluntarily waived. For the period from January 1, 2002 to August 31, 2002, all fees payable from Class A shares of U.S. Treasury Reserves to Salomon Smith Barney under its current Service Plan were voluntarily waived. For the fiscal year ended August 31, 2003, all fees payable from Class A shares of U.S. Treasury Reserves to Citigroup Global Markets under its current service plan were voluntarily waived. For the fiscal years ended August 31, 2000 and 2001, and for the period from September 1, 2001 to December 31, 2001, all fees payable to Service Agents by Class A shares of U.S. Treasury Reserves under prior Servicing Agreements were waived. Each Servicing Agreement was terminated as of December 31, 2001.

    TAX FREE RESERVES: For the period from September 1, 2000 to December 31, 2000, all fees payable from Tax Free Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all fees payable from Tax Free Reserves to Salomon Smith Barney under a prior distribution plan were voluntarily waived. For the fiscal years ended August 31, 2000 and 2001, and for the period from September 1, 2001 to December 31, 2001 all fees payable to Service Agents by Tax Free Reserves under prior Servicing Agreements were waived. For the period from January 1, 2002 to August 31, 2002, all fees payable to Service Agents by Tax Free Reserves under its current Service Plan were waived. For the fiscal year ended August 31, 2003, all fees payable to Service Agents by Tax Free Reserves under its current Service Plan were waived. Each Servicing Agreement was terminiated as of December 31, 2001.

    For the fiscal year ended August 31, 2003, amounts paid by the Distributor for distribution activities were used for the following principal types of activities:





                                             PAYMENTS TO
                               FINANCIAL     UNAFFILIATED     PAYMENTS TO
                               CONSULTANT      SERVICE        AFFILIATED     OPERATIONAL
                              COMPENSATION     AGENTS       SERVICE AGENTS     EXPENSES      MARKETING      PRINTING        TOTAL
                              ------------   ------------   ------------      --------       ---------      --------        -----
SVB Securities Institutional
  Liquid Reserves                 $0          $  957,200         $0              $0             $0           $29,470      $  986,670
SVB Securities Liquid
  Reserves                        $0          $1,621,901         $0              $0             $0             $0         $1,621,901


    In addition, various service providers, including the Manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the Funds for other purposes, such as management fees.


CODE OF ETHICS

    The Funds, the Portfolios, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

    The Funds and each Portfolio have entered into a Transfer Agency and Service Agreement with Citicorp Trust Bank, fsb ("Citicorp Trust"), an affiliate of CGM, pursuant to which Citicorp Trust acts as transfer agent for each Fund and Portfolio. Under the Transfer Agency and Service Agreement, Citicorp Trust maintains the shareholder account records for the Funds and Portfolios, handles certain communications between shareholders and the Funds and Portfolios and distributes dividends and distributions payable by the Funds and Portfolios. For these services, Citicorp Trust receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citicorp Trust is 125 Broad Street, New York, New York 10004.

    The Funds and each Portfolio have entered into a Custodian Agreement and Sub-Transfer Agency Agreement with State Street Bank and Trust Company, or its affiliate State Street Canada, Inc. ("State Street"), pursuant to which custodial, fund accounting and sub-transfer agency services are provided for each Fund and each Portfolio. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the Fund's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                    7.  DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                          8.  PORTFOLIO TRANSACTIONS

    The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and no such commissions have been paid by the Portfolios during the past three fiscal year period ending August 31, 2003. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Fund, Portfolio and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 2003 to the Manager or any affiliate of the Manager.

    The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolios may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolios from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolios could purchase in the underwritings.

           9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Funds are each a series of CitiFunds Institutional Trust and are governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Funds, there is currently one other series of the Trust, Citi Institutional Cash Reserves. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all Funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular Funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or class.

    A Fund may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and
(vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund. The exercise of the power granted to a Fund under the Declaration to involuntarily redeem shares is subject to any applicable provisions under the 1940 Act or the rules adopted thereunder. The staff of the Securities and Exchange Commission takes the position that the 1940 Act prohibits involuntary redemptions; however, the staff has granted enforcement no-action relief for involuntary redemptions in limited circumstances.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

    Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law or the Declaration of Trust, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Funds are not required to hold and have no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Declaration of Trust.

    The Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    Any Fund or class or the Trust may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets to another operating entity if authorized at any meeting of shareholders representing a majority of the voting power of any Fund or class or the Trust voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of any Fund or class or the Trust voting as a single class. Any Fund or class or the Trust may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

    The Funds are series of the Trust, an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Declaration of Trust further provides that obligations of the Fund or Trust are not binding upon the Trustees individually but only upon the property of the Fund or Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Funds' Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

    The Funds' Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    The Portfolios in which the Funds invest are New York trusts and are also governed by Declarations of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, a Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

    A Fund may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on the following business day of the Portfolio.

                     10.  CERTAIN ADDITIONAL TAX MATTERS

    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal and state income or excise taxes.

    Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    The portion of Tax Free Reserves' distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations. For the same reason, the Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates.

              11.  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, are the independent auditors for Liquid Reserves and Cash Reserves Portfolio. KPMG LLP, 757 Third Avenue, New York, NY 10017, are the independent certified public accountants for Tax Free Reserves, Tax Free Reserves Portfolio, U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio.

    The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP as experts in accounting and auditing.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2003, Statements of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, as independent auditors, as it pertains to the fiscal years ended August 31, 2002 and 2001. Fiscal years prior to August 31, 2001 were audited by Deloitte & Touche LLP ( "D&T"). Effective September 1, 2000, D&T resigned as auditors of the Fund. For the fiscal years ended 2000 and 1999, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

    The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report) and of Tax Free Reserves Portfolio (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, as independent auditors, as it pertains to the fiscal years ended August 31, 2003 and 2002. Fiscal years prior to August 31, 2001 were audited by D&T. Effective September 1, 2000, D&T resigned as auditors of the Fund. For the fiscal years ended 2000 and 1999, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                    APPENDIX A


                      RATINGS OF MUNICIPAL OBLIGATIONS*



    The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST LONG-TERM OBLIGATION RATINGS:

    Aaa - Obligations rated Aaa are judged to be of the best quality with minimal credit risk.

    Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

    A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

    Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classifications Aa and A. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF US MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION:

    In municipal debt issuance, Moody's ratings for short-term obligations are designated Municipal Investment Grade ("MIG"). The short-term rating assigned to the demand feature of variable rate demand obligations is designated VMIG. MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

    MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

    MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

    VMIG1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

    VMIG2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

------------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT
RATINGS:

    Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

    Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

    Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S THREE HIGHEST LONG-TERM ISSUE
RATINGS:

    Issue credit ratings are based, in varying degrees, on all of the following considerations: (1) likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligations; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

    AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment is very strong.

    A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    Plus (+) or Minus (-): The AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

        -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

        -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

        Note rating symbols are as follows:

            SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

            SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

    A Standard & Poor's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2 - A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND
BONDS:

    Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1 +/A-1 +").

DESCRIPTION OF FITCH IBCA, DUFF & PHELPS' TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT RATINGS:

    When assigning ratings, the agency considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

    Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/ F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

    AAA - Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA - Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH RATINGS' TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT
RATINGS:

    A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

    F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

CITI(SM) INSTITUTIONAL LIQUID RESERVES
CITI(SM) INSTITUTIONAL U.S. TREASURY RESERVES
CITI(SM) INSTITUTIONAL TAX FREE RESERVES

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR
Citigroup Global Markets Inc.
388 Greenwich Street, New York, NY 10013

TRANSFER AGENT
Citicorp Trust Bank, fsb
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
(FOR CITI INSTITUTIONAL LIQUID RESERVES)
PricewaterhouseCoopers LLP
1177 Avenue of the Americas, New York, NY 10036

(FOR CITI INSTITUTIONAL U.S. TREASURY RESERVES AND
CITI INSTITUTIONAL TAX FREE RESERVES)
KPMG LLP
757 Third Avenue, New York, New York 10017

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110

SERVICE AGENTS
For Private Banking Clients:
Citibank, N.A.
The Citigroup Private Bank
100 First Stamford Place, Stamford, CT 06902
Call Your Citigroup Private Banking Account Officer or Registered
Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way, New Castle, DE 19720

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                                                                  Statement of
                                                        Additional Information
                                                             December 29, 2003

CITI(SM) INSTITUTIONAL CASH RESERVES

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 29, 2003, for Citi(SM) Institutional Cash Reserves (the "Fund") and the Prospectus dated December 29, 2003 of the SVB Securities Horizon Shares, a separate class of shares of the Fund. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page 28 hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. An investor in SVB Securities Horizon Shares may obtain copies of the Fund's Prospectuses and Annual Report without charge by calling 1-800-303-7371, toll-free and all other investors may obtain such documents by calling 1-800-331-1792 toll free.

    The Fund is series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS
-----------------

                                                                          PAGE

 1.  The Fund ............................................................   2
 2.  Investment Objective, Policies and Restrictions .....................   3
 3.  Performance Information .............................................   8
 4.  Determination of Net Asset Value ....................................  11
 5.  Additional Information on the Purchase and Sale of Fund Shares ......  12
 6.  Management ..........................................................  13
 7.  Dealer Commissions and Concessions ..................................  25
 8.  Portfolio Transactions ..............................................  26
 9.  Description of Shares, Voting Rights and Liabilities ................  26
10.  Certain Additional Tax Matters ......................................  28
11.  Independent Auditors and Financial Statements .......................  28

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1.  THE FUND

    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997 the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into four separate series, one of which is Citi Institutional Cash Reserves. Prior to January 1, 2001, Citi Institutional Cash Reserves was called CitiFunds Institutional Cash Reserves.

    The Fund is a type of mutual fund commonly referred to as a "money market fund." The net asset value of the Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    The Fund utilizes a master/feeder structure by investing all of its investable assets in Institutional Reserves Portfolio. The Portfolio is diversified, open-end management investment company and has the same investment objectives and policies as the Fund. The Board of Trustees believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

    The Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

    The Portfolio, as a series of a Massachusetts business trust, is not required to hold and has no intention of holding annual meetings of investors. However, when the Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolio is available from the Fund's distributor, Citigroup Global Markets Inc. ("Citigroup Global Markets" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

    The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to the Fund and the Portfolio. Citi Fund Management manages the investments of the Portfolio from day to day in accordance with the investment objectives and policies of the Portfolio. The selection of investments for the Portfolio, and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Fund and Portfolio.

    The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust. Shares are continuously offered by Citigroup Global Markets, the Fund's distributor. Shares may be purchased from the Distributor or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers or broker- dealers that have entered into agreements with the Distributor (called "Service Agents"). SVB Securities Horizon Shares are available only to customers of Silicon Valley Bank. Shares are sold at net asset value. Although shares of the Fund are sold without a sales load, Citigroup Global Markets and Service Agents may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Manager and/or its affiliates currently serve as the Service Agents for the Fund, except that Silicon Valley Bank serves as a Service Agent for SVB Securities Horizon Shares.

             2.  INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                             INVESTMENT OBJECTIVE

    The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of the Fund may be changed without approval by shareholders. Of course, there can be no assurance that the Fund will achieve its investment objective.

                             INVESTMENT POLICIES

    The Trust seeks the investment objective of the Fund by investing all of the Fund's assets in Institutional Reserves Portfolio which has the same investment objectives and policies as the Fund. The Prospectuses contain a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of the Fund and Portfolio, and contains more information about the various types of securities in which the Fund and Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio in which it invests, the following applies to both Fund and Portfolio, as applicable.

    The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If the Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below. The approval of the Fund's shareholders would not be required to change any of its investment policies.

INSTITUTIONAL CASH RESERVES

    The Fund invests all of its investable assets in Institutional Reserves Portfolio. Institutional Reserves Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar- denominated money market instruments. All investments by the Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar- weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, the Fund and the Portfolio are each classified as "diversified," although in the case of the Fund, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. The Portfolio invests, under normal circumstances, in:

        (1) Bank obligations -- The Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

        Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        The Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation of any affiliate of the Manager.

        Since the Portfolio may hold investments in non-U.S. bank obligations, an investment in the Portfolio involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States,
    (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies, or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 10% of the Fund's total net assets.

        (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as certificates for automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.

        (7) Structured instruments which are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and
    (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

        Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to the Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While the Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

    The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by the Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive any income generated by the Fund's investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    The Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

"WHEN-ISSUED" SECURITIES

    In order to ensure the availability of suitable securities, the Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Portfolio at a future date beyond customary settlement time. Under normal circumstances, the Portfolio takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Portfolio establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Portfolio's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

                           INVESTMENT RESTRICTIONS

    The Fund and the Portfolio have adopted the following policies which may not be changed with respect to the Fund or the Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or
(ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who are giving instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

THE FUND OR PORTFOLIO MAY NOT:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a Portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each of the Fund or Portfolio may invest at least 25% of its assets in bank obligations issued by domestic banks.

PERCENTAGE AND RATING RESTRICTIONS

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                         3.  PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of current yield, effective yield, total rate of return or average annual total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. The Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit (CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    The Fund may provide current yield and effective yield quotations. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of the Fund which is used, consists of a yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the period to obtain the "base period return" and then multiplying the base period return by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of the Fund's investment in the Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of the Fund so used shall be calculated by compounding the current yield quotation for such period by adding 1 to the base period return obtained under the current yield calculation, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    The Fund may provide its period and annualized total rates of return. The total rate of return refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for the Fund is calculated for any period by
(a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    The Fund may also provide its Average Annual Total Returns for the most current one-, five- and ten-year periods, or the life of the relevant class of a Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as from the date of inception. When considering average annual return figures, it is important to note that the annual return for any one year period might have been greater or less than the average for the entire period.

    The Fund's average annual total return figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)\n/ = ERV

Where: P   = a hypothetical initial payment of $1,000
       T   = average annual total return
       n   = number of years
       ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. In computing total rates of return quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

    The following table sets forth the average annual total returns for Class L, Class S, Class O and SVB Securities Horizon Shares of the Fund. Class I shares of Fund were not outstanding on August 31, 2003, and accordingly have no investment history. The calculations below are based on expenses actually paid by the Fund for the periods presented and include any applicable fee waivers and/or reimbursements in place during the time priced, which may cause the results to be more favorable than they otherwise would have been. Such waivers or reimbursements could be raised or lowered at any time.

                                                                     REDEEMABLE
                                                                     VALUE OF A
                                                                    HYPOTHETICAL
                                                                       $1,000
                                                                     INVESTMENT
                                                     AVERAGE         AT THE END
                                                      ANNUAL          OF THE
PERIOD                                             TOTAL RETURN       PERIOD
------                                             ------------     ------------

Class L
October 17, 1997 (commencement of operations) to
  August 31, 2003                                       4.16%         $1,270.37
Five years ended August 31, 2003                        3.92%         $1,211.74
One year ended August 31, 2003                          1.24%         $1,012.42

Class S
October 6, 1999 (commencement of operations) to
  August 31, 2003                                       4.00%         $1,259.19
Five years ended August 31, 2003                        3.76%         $1,202.64
One year ended August 31, 2003                          1.08%         $1,010.85

Class O
October 2, 2002 (commencement of operations) to
  August 31, 2003                                       1.14%         $1,011.44

SVB Securities Horizon Shares
  June 1, 2001 (commencement of operations) to
  August 31, 2003                                       1.12%         $1,025.26
One year ended August 31, 2003                          0.76%         $1,007.56

The current yields for the Class L, Class S, Class O and SVB Securities Horizon Shares of the Fund for the seven-day period ended August 31, 2003 were 0.91%, 0.76%, 0.96%, and 0.81%, respectively. The effective yields for the Class L, Class S, Class O and SVB Securities Horizon Shares of the Fund for such period were 0.92%, 0.77%, 0.97%, and 0.82%, respectively.

    For advertising and sales purposes, the Fund will generally use the performance of Class L shares. All outstanding Fund shares were designated Class L shares on January 4, 1999. If the performance of Class I, Class O or Class S shares or SVB Securities Horizon Shares is used for advertising and sales purposes, performance after class inception will be actual performance, while performance prior to that date will be Class L performance. The performance of SVB Securities Horizon Shares generally would have been lower than Class L performance because the expenses attributable to SVB Securities Horizon Shares are higher than the expenses attributable to Class L shares.

                     4.  DETERMINATION OF NET ASSET VALUE

    The net asset value of each class of the shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 5:00 p.m. by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class, including its investment in the underlying Portfolio, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made on days when the financial markets in which the Fund invests close early, the Fund's net asset value is determined as of the earlier close. As of the date of this Statement of Additional Information, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund and Portfolio employ specific investment policies and procedures to accomplish this result.

    The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by the Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Fund's and the Portfolio's Trustees have established procedures to stabilize the value of the Fund's and Portfolio's net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for the Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Fund and Portfolio maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, limits their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Fund and Portfolio also have established procedures to ensure that securities purchased meet high quality criteria. (See "Investment Objective, Policies and Restrictions -- Investment Policies.")

    It is expected that the Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason the Fund's or a class's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if the Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account in the Fund or class from the dividends declared during the month with respect to those accounts, if and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

    Because of the short-term maturities of the portfolio investments of the Fund, the Fund does not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Fund's shareholders annually after the close of the Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. The Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

                  5.  ADDITIONAL INFORMATION ON THE PURCHASE
                           AND SALE OF FUND SHARES

    As described in the Prospectus, the Fund provides you with alternative ways of purchasing shares based upon your individual investment needs. All Fund shares held prior to January 4, 1999 have been redesignated Class L shares. SVB Securities Horizon Shares are available only to customers of Silicon Valley Bank.

    Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

SALE OF SHARES

    Subject to compliance with applicable regulations, the Fund and the Portfolio have reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's sub-transfer agent, or if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Fund and the Portfolio may suspend the right of redemption or postpone the date of payment for shares of the Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTION OF SHARES

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer).

                                6. MANAGEMENT

    The Fund and Portfolio is each supervised by a Board of Trustees of which a majority of the Trustees are not affiliated with the Manager. The Trustees and officers of the Trusts, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") the Trustees oversee, and other directorships they hold are set forth below. Each Trustee and officer holds office for his or her lifetime unless that individual resigns, retires, or is otherwise removed.

    An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust and the Portfolio as defined in the 1940 Act. Each Trustee and officer of the Trust and the Portfolio noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.


                                                                                          NUMBER OF         OTHER BOARD
                                                                                        PORTFOLIOS IN       MEMBERSHIPS
                               POSITION(s)       LENGTH                                  FUND COMPLEX         HELD BY
                               HELD WITH        OF TIME     PRINCIPAL OCCUPATION(s)      OVERSEEN BY       TRUSTEE DURING
NAME, ADDRESS AND AGE             FUND           SERVED      DURING PAST FIVE YEARS        TRUSTEE        PAST FIVE YEARS
---------------------          ----------        ------      ----------------------        -------        ---------------
NON-INTERESTED TRUSTEES:
Elliott J. Berv               Trustee         Since 2001    President and Chief               37      Board Member, American
c/o R. Jay Gerken                                           Operations Officer,                       Identity Corp. (doing
Citigroup Asset Management                                  Landmark City (real estate                business as Morpheus
399 Park Avenue                                             development) (since 2002);                Technologies) (biometric
New York, NY 10022                                          Executive Vice President                  information management)
Age 60                                                      and Chief Operations                      (since 2001; consultant
                                                            Officer, DigiGym Systems                  since 1999); Director,
                                                            (on-line personal training                Lapoint Industries
                                                            systems) (since 2001); former             (industrial filter
                                                            Chief Executive Officer,                  company) (since 2002);
                                                            Rocket City Enterprises                   Director, Alzheimer's
                                                            (internet service company)                Association (New England
                                                            (from 2000 to 2001) President,            Chapter) (since 1998).
                                                            Catalyst (consulting)
                                                            (since 1994).

Donald M. Carlton             Trustee         Since 2001    Consultant, URS                   32      Director, American
c/o R. Jay Gerken                                           Corporation (engineering)                 Electric Power (electric
Citigroup Asset Management                                  (since 1999); former Chief                utility) (since 1999);
399 Park Avenue                                             Executive Officer, Radian                 Director, Valero Energy
New York, NY 10022                                          International L.L.C.                      (petroleum refining)
Age 66                                                      (engineering) (from 1996                  (since 1999); Director,
                                                            to 1998); Member of                       National Instruments
                                                            Management Committee,                     Corp. (technology)
                                                            Signature Science                         (since 1994).
                                                            (research and development)
                                                            (since 2000).

A. Benton Cocanougher         Trustee         Since 2001    Dean Emeritus and Wiley           32      Former Director,
c/o R. Jay Gerken                                           Professor, Texas A&M                      Randall's Food Markets,
Citigroup Asset Management                                  University (since 2001);                  Inc. (from 1990 to
399 Park Avenue                                             former Dean and Professor                 1999); former Director,
New York, NY 10022                                          of Marketing, College and                 First American Bank and
Age 65                                                      Graduate School of                        First American Savings
                                                            Business of Texas A&M                     Bank (from 1994 to
                                                            University (from 1987 to                  1999).
                                                            2001).

Mark T. Finn                  Trustee         Since 2001    Adjunct Professor, William        37      Former President and
c/o R. Jay Gerken                                           & Mary College (since                     Director, Delta
Citigroup Asset Management                                  September 2002);                          Financial, Inc.
399 Park Avenue                                             Principal/Member, Belvan                  (investment advisory
New York, NY 10022                                          Partners/Balfour Vantage -                firm) (from 1983 to
Age 60                                                      Manager and General                       1999).
                                                            Partner to the Vantage
                                                            Hedge Fund, LP (since
                                                            March 2002); Chairman and
                                                            Owner, Vantage Consulting
                                                            Group, Inc. (investment
                                                            advisory and consulting
                                                            firm) (since 1988); former
                                                            Vice Chairman and Chief
                                                            Operating Officer, Lindner
                                                            Asset Management Company
                                                            (mutual fund company)
                                                            (from March 1999 to 2001);
                                                            former General Partner and
                                                            Shareholder, Greenwich
                                                            Ventures, LLC (investment
                                                            partnership) (from 1996 to
                                                            2001); former President,
                                                            Secretary, and Owner,
                                                            Phoenix Trading Co.
                                                            (commodity trading
                                                            advisory firm) (from 1997
                                                            to 2000).

Stephen Randolph Gross        Trustee         Since 2001    Partner, Capital                  32      Director, United
c/o R. Jay Gerken                                           Investment Advisory                       Telesis, Inc.
Citigroup Asset Management                                  Partners (consulting)                     (telecommunications)
399 Park Avenue                                             (since January 2000);                     (since 1997); Director,
New York, NY 10022                                          former Managing Director,                 ebank.com, Inc. (since
Age 56                                                      Fountainhead Ventures, LLC                1997); Director,
                                                            (consulting) (from 1998 to                Andersen Calhoun, Inc.
                                                            2002); Secretary, Carint                  (assisted living) (since
                                                            N.A. (manufacturing)                      1987); former Director,
                                                            (since 1988); former                      Charter Bank, Inc. (from
                                                            Treasurer, Hank Aaron                     1987 to 1997); former
                                                            Enterprises (fast food                    Director, Yu Save, Inc.
                                                            franchise) (from 1985 to                  (internet company) (from
                                                            2001); Chairman, Gross,                   1998 to 2000); former
                                                            Collins & Cress, P.C.                     Director, Hotpalm, Inc.
                                                            (accounting firm) (since                  (wireless applications)
                                                            1980); Treasurer, Coventry                (from 1998 to 2000);
                                                            Limited, Inc. (since                      former Director, Ikon
                                                            1985).                                    Ventures, Inc. (from
                                                                                                      1997 to 1998).

Diana R. Harrington           Trustee         Since 1992    Professor, Babson College         37      Former Trustee, The
c/o R. Jay Gerken                                           (since 1993).                             Highland Family of Funds
Citigroup Asset Management                                                                            (investment company)
399 Park Avenue                                                                                       (from March 1997 to
New York, NY 10022                                                                                    March 1998).
Age 63

Susan B. Kerley               Trustee         Since 1992    Consultant, Strategic             37      Director, Eclipse Funds
c/o R. Jay Gerken                                           Management Advisors, LLC -                (currently supervises 17
Citigroup Asset Management                                  Global Research                           investment companies in
399 Park Avenue                                             Associates, Inc.                          fund complex) (since
New York, NY 10022                                          (investment consulting)                   1990).
Age 52                                                      (since 1990).

Alan G. Merten                Trustee         Since 2001    President, George Mason           32      Director, Ditigal Net
c/o R. Jay Gerken                                           University (since 1996).                  Holdings, Inc. (since
Citigroup Asset Management                                                                            October 2003); Director,
399 Park Avenue                                                                                       Comshare, Inc.
New York, NY 10022                                                                                    (information technology)
Age 61                                                                                                (since 1985); former
                                                                                                      Director, Indus
                                                                                                      (information technology)
                                                                                                      (from 1995 to 1999).

C. Oscar Morong, Jr.          Trustee         Since 2001    Managing Director, Morong         37      Former Director,
c/o R. Jay Gerken                                           Capital Management (since                 Indonesia Fund (closed-
Citigroup Asset Management                                  1993).                                    end fund) (from 1990 to
399 Park Avenue                                                                                       1999); Trustee, Morgan
New York, NY 10022                                                                                    Stanley Institutional
Age 68                                                                                                Fund (currently
                                                                                                      supervises 75 investment
                                                                                                      companies) (since 1993).

R. Richardson Pettit          Trustee         Since 2001    Professor of Finance,             32      None
c/o R. Jay Gerken                                           University of Houston
Citigroup Asset Management                                  (from 1977 to 2002);
399 Park Avenue                                             Independent Consultant
New York, NY 10022                                          (since 1984).
Age 61

Walter E. Robb, III           Trustee         Since 2001    President, Benchmark              37      Director, John Boyle &
c/o R. Jay Gerken                                           Consulting Group, Inc.                    Co., Inc. (textiles)
Citigroup Asset Management                                  (service company) (since                  (since 1999); Director,
399 Park Avenue                                             1991); Sole Proprietor,                   Harbor Sweets, Inc.
New York, NY 10022                                          Robb Associates (financial                (candy) (since 1990);
Age 77                                                      consulting) (since 1978);                 Director, W.A. Wilde Co.
                                                            Co-owner, Kedron Design                   (direct media marketing)
                                                            (gifts) (since 1978);                     (since 1982); Director,
                                                            former President and                      Alpha Grainger
                                                            Treasurer, Benchmark                      Manufacturing, Inc.
                                                            Advisors, Inc. (corporate                 (electronics) (since
                                                            financial consulting)                     1983); former Trustee,
                                                            (from 1989 to 2000).                      MFS Family of Funds
                                                                                                      (investment company)
                                                                                                      (from 1985 to 2001);
                                                                                                      Harvard Club of Boston
                                                                                                      (Audit Committee) (since
                                                                                                      2001).

INTERESTED TRUSTEE:
R. Jay Gerken*                Chairman,       Since 2002    Managing Director of        Chairman of             N/A
Citigroup Asset Management    President and                 Citigroup Global Markets    the Board,
399 Park Avenue               Chief                         Inc. ("CGM"); Chairman,     Trustee or
New York, NY 10022            Executive                     President and Chief         Director of
Age 52                        Officer                       Executive Officer of SBFM,  220 funds in
                                                            Travelers Investment        the Citigroup
                                                            Adviser, Inc. ("TIA") and   Fund complex
                                                            Citi Fund Management Inc.
                                                            ("CFM"); President and
                                                            Chief Executive Officer of
                                                            certain mutual funds
                                                            associated with
                                                            Citigroup Inc.; formerly,
                                                            Portfolio Manager of Smith
                                                            Barney Allocation Series
                                                            Inc. (from 1996-2001) and
                                                            Smith Barney Growth
                                                            and Income Fund (from
                                                            1996-2001).

OFFICERS:
Andrew Shoup*                 Senior Vice     Since 2003    Director of Citigroup Asset      N/A                N/A
125 Broad Street              President and                 Management; Chief
New York, NY 10004            Chief                         Administrative Officer of
Age 47                        Administra-                   mutual funds associated
                              tive Officer                  with Citigroup Inc.; Head
                                                            of International Funds
                                                            Administration of Citigroup
                                                            Asset Management (from 2001 to
                                                            2003); Director of Global
                                                            Funds Administration of
                                                            Citigroup Asset Management
                                                            (from 2000 to 2001); Head of
                                                            U.S. Citibank Funds
                                                            Administration of Citigroup
                                                            Asset Management (from 1998 to
                                                            2000).

Frances Guggino*              Controller      Since 2002    Vice President, Citigroup        N/A                N/A
125 Broad Street                                            Asset Management (since 1991);
New York, NY 10004                                          Controller of certain funds
Age 46                                                      associated with Citigroup
                                                            Inc. (since 1991).

Robert I. Frenkel*            Secretary       Since 2000    Managing Director and            N/A                N/A
Citigroup Asset Management    Chief Legal     Since 2003    General Counsel, Global
300 First Stamford Place      Officer                       Mutual Funds for CAM and
Stamford, CT 06902                                          its predecessor (since
Age 48                                                      1994); Secretary of Citi
                                                            Fund Management Inc.;
                                                            Secretary of certain funds
                                                            associated with Citigroup
                                                            Inc.; Chief Legal Officer
                                                            of mutual funds associated
                                                            with Citigroup Inc.

Andrew Beagley*               Chief Anti-     Since 2002    Chief Anti-Money Laundering      N/A                N/A
Citigroup Asset Management    Money                         Compliance Officer of mutual
300 First Stamford Place      Laundering                    funds associated with Citigroup
Stamford, CT 06902            Compliance                    Inc.; Director, Citigroup Global
Age 41                        Officer                       Markets (since 2000); Director
                                                            of Compliance, North America,
                                                            Citigroup Asset Management
                                                            (since 2000); Director of
                                                            Compliance, Europe, the Middle
                                                            East and Africa, Citigroup
                                                            Asset Management (from 1999 to
                                                            2000); Compliance Officer,
                                                            Salomon Brothers Asset
                                                            Management Limited, Smith
                                                            Barney Global Capital
                                                            Management Inc., Salomon
                                                            Brothers Asset Management Asia
                                                            Pacific Limited (from 1997 to
                                                            1999).

Marianne Motley*              Assistant       Since 2000    Director, Mutual Fund            N/A                N/A
Citigroup Asset Management    Treasurer                     Administration for
300 First Stamford Place                                    Citigroup Global Markets
Stamford, CT 06902                                          (since 1994).
Age 44

Thomas C. Mandia*             Assistant       Since 2000    Director and Deputy              N/A                N/A
Citigroup Asset Management    Secretary                     General Counsel, Citigroup
300 First Stamford Place                                    Asset Management (since
Stamford, CT 06902                                          1992).
Age 41

Rosemary D. Emmens*           Assistant       Since 2000    Vice President and               N/A                N/A
Citigroup Asset Management    Secretary                     Associate General Counsel,
300 First Stamford Place                                    Citigroup Asset Management
Stamford, CT 06902                                          (since 1998).
Age 34

Harris Goldblat*              Assistant       Since 2000    Associate General Counsel,       N/A                N/A
Citigroup Asset Management    Secretary                     Citigroup Asset Management
300 First Stamford Place                                    (since 2000); Associate,
Stamford, CT 06902                                          Stroock & Stroock & Lavan
Age 34                                                      LLP (from 1997 to 2000).

Joseph Volpe*                 Assistant       Since 2002    Vice President of                N/A                N/A
Citigroup Asset Management    Controller                    Citigroup Asset Management
300 First Stamford Place                                    (since 1992).
Stamford, CT 06902
Age 41

Joseph Genco*                 Assistant       Since 2002    Assistant Vice President         N/A                N/A
Citigroup Asset Management    Controller                    of Citigroup Asset
300 First Stamford Place                                    Management (since 1997).
Stamford, CT 06902
Age 35

    The Board of Trustees has a standing Audit Committee comprised of all of the trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee oversees the scope of the Fund's audit, the Fund's accounting and financial reporting policies and practices and its internal controls. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Fund's independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent auditors and all permissible non-audit services provided by the Fund's independent auditors to its Manager and any affiliated service providers if the engagement related directly to the Fund's operations and financial reporting. During the most recent fiscal year, the Audit Committee met five times.

    The Board of Trustees also has a standing Governance Committee. All trustees who are not "interested persons" of the fund are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the board. The Governance Committee met four times during the fiscal year ended August 31, 2003. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

    The following table shows the amount of equity securities owned by the Trustees in other investment companies associated with Citigroup supervised by the Trustees as of December 31, 2002.

                      DOLLAR RANGE OF EQUITY SECURITIES
                      ---------------------------------

                                                             AGGREGATE DOLLAR
                                                             RANGE OF EQUITY
                                                            SECURITIES IN ALL
                                                          REGISTERED INVESTMENT
                                                            COMPANIES OVERSEEN
                                                          BY THE TRUSTEE IN THE
                                 CITI INSTITUTIONAL        FAMILY OF INVESTMENT
NAME OF TRUSTEE                     CASH RESERVES               COMPANIES
---------------                  ------------------       ----------------------

DISINTERESTED TRUSTEES:
Elliott J. Berv                         None                 $10,001-$50,000
Donald M. Carlton                       None                 $10,001-$50,000
A. Benton Cocanougher                   None                 $10,001-$50,000
Mark T. Finn                            None                    $1-$10,000
Stephen Randolph Gross                  None                       None
Diana Harrington                        None                 $10,001-$50,000
Susan B. Kerley                         None                    $1-$10,000
Alan G. Merten                          None                    $1-$10,000
C. Oscar Morong, Jr.                    None                    $1-$10,000
R. Richardson Pettit                    None                 $10,001-$50,000
Walter E. Robb, III                     None                 $50,001-$100,000

INTERESTED TRUSTEE:
R. Jay Gerken                           None                  over $100,000

    Neither the disinterested trustees nor their family members had any interest in the Manager, Citigroup Global Markets, and any person directly or indirectly controlling, controlled by, or under common control with the Manager or Citigroup Global Markets as of December 31, 2002.

    Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2003 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.

    Each fund in the Citigroup Fund complex pays a pro rata share of Trustee fees based upon asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $40,000 plus $7,500 for each board of trustees meeting attended, $2,500 for each special board meeting attended, and $100 for each telephonic board meeting in which that Trustee participates. In addition, each Trustee who is not a director, officer or employer of the Manager or any of its affiliates and who acts as Chairman of any Committee of the Board of Trustees receives an additional $5,000 for acting as Chairman of such Committee. The funds will reimburse these trustees for travel and out-of-pocket expenses incurred in connection with board of trustees meetings.

                                                    TRUSTEES COMPENSATION TABLE

                                                                                      TOTAL             NUMBER OF
                                                                                  COMPENSATION          FUNDS IN
                                                          PENSION OR              FROM THE FUND          COMPLEX
                                     AGGREGATE        RETIREMENT BENEFITS           AND FUND           UPON WHICH
                                   COMPENSATION         PAID AS PART OF              COMPLEX          THE TRUSTEES
TRUSTEE                            FROM FUND(1)        FUND EXPENSES(1)        PAID TO TRUSTEES(2)     SERVED(2)(4)
-------                            ------------        ----------------        -------------------    ------------
DISINTERESTED TRUSTEES:
Elliott J. Berv ...............       $1,024                 None                    $70,000                35
Donald M. Carlton .............       $1,024                 None                    $70,000                30
A. Benton Conanougher .........       $1,133                 None                    $70,100                30
Mark T. Finn ..................       $1,074                 None                    $72,500                35
Stephen Randolph   Gross ......       $1,021                 None                    $72,500                30
Diana R. Harrington ...........       $1,021                 None                    $72,500                35
Susan B. Kerley ...............       $1,024                 None                    $72,500                35
Alan G. Merten ................       $  992                 None                    $70,000                30
C. Oscar Morong, Jr.(3) .......       $1,024                 None                    $90,500                35
R. Richardson Pettit ..........       $1,077                 None                    $72,500                30
Walter E. Robb, III(3) ........       $1,024                 None                    $72,500                35

INTERESTED TRUSTEE:
R. Jay Gerken .................       $    0                 None                    $     0               222

------------
(1) Information is for the fiscal year ended August 31, 2003.
(2) Information is for the calendar year ending December 31, 2002.
(3) Messrs. Morong and Robb have announced their intention to retire as Trustees of the Fund as of December 31, 2003.
(4) 2 of the funds in the Fund Complex were not operational during the calendar year ended December 31, 2002.

    The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

    The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

        AVERAGE                                                       YEARS OF SERVICE
    COMPENSATION IN      ----------------------------------------------------------------------------------------------------------
       LAST YEAR                                                                                                      10 YEARS
      OF SERVICE              5 YEARS           6 YEARS           7 YEARS           8 YEARS           9 YEARS          OR MORE
    ---------------           -------           -------           -------           -------           -------          -------
       $ 50,000               $125,000          $150,000          $175,000          $200,000         $225,000         $250,000
       $ 60,000               $150,000          $180,000          $210,000          $240,000         $270,000         $300,000
       $ 70,000               $175,000          $210,000          $245,000          $280,000         $315,000         $350,000
       $ 80,000               $200,000          $240,000          $280,000          $320,000         $360,000         $400,000
       $ 90,000               $225,000          $270,000          $315,000          $360,000         $405,000         $450,000
       $100,000               $250,000          $300,000          $350,000          $400,000         $450,000         $500,000

    Assuming continuous service as a Trustee of the Funds until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

    During the fiscal year ended August 31, 2003, former Trustees of the Funds received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $70,000 in 4 quarterly installment payments; and Mr.
E. Kirby Warren, an aggregate of $70,000 in 4 quarterly installment payments.

    As of December 1, 2003, the Trustees and officers as a group owned less than 1% of each class of the Fund.

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class S of Cash Reserves: Citibank Global Cash Mgt, Attn Pam Russell, Investment Operations - Ops 2/2, 1 Penns Way, New Castle, DE 19720 (35.74%); JP Morgan Chase Bank and Trust Series, Attn Michael Smith, 4 New York Plaza, 6\t/\h/ Floor, New York, NY 10004 (58.31%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class L Shares of Cash Reserves: Avon Products Foundation Inc, Midland and Peck Avenues, Attn Margaret MacEachern, Rye, NY 10580 (6.51%); Citibank NA as Ttee FBO Lloyd's US Situs Crd for Reinsurance Tr Fund, FBO Brit Synd Ltd, c/o Citibank WWSS/Foreign Trust Unit, 111 Wall Street, 14th Floor, New York, NY 10043 (7.74%); Citibank NA as Ttee FBO Lloyd's US Situs Crd for Reinsurance Tr Fund, Marlborough Tr, c/o Citibank WWSS/Foreign Trust Unit, 111 Wall Street, 14th Floor, New York, NY 10043 (5.32%); Travelers Casualty and Surety Co of America, Secured Party FBO, AMR Corp, One Tower Square Bond 15CZ, Hartford, CT 06183 (6.82%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class O Shares of Cash Reserves: Banco De La Republica, Carrera 7 No14-78, Attn Rafael De Fex, 4\t/\h/ Floor, Bogota, Columbia (8.52%); Smith Barney FBO The GAP Inc, 9665 Wilshire Blvd Suite 600, Beverly Hills, CA 90212 (19.48%); Johnson & Johnson, One Johnson Plaza, Attn Adrienne Salmon, New Brunswick, NJ 08933 (5.90%); Comcast Cable Funding I Inc, Attn Acctg Dept; 1201 Market Street Suite 1405, Wilmington, DE (6.22%); Rohm and Haas Co, Attn Walter Fliegel, 8\t/\h/ Floor, Financial Reporting & Analysis, 100 Independence Mall West, Philadelphia, PA 19106 (16.57%); CGM FBO Ebay Inc, Attn Susan Young, 2145 Hamilton Ave, San Jose, CA 95125 (7.55%); SLM Corp, 11600 Sallie Mae Drive, Reston, VA 20193 (7.42%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of SVB Securities Horizon Shares: Banc of America Securities LLC, Attn Money Funds, 200 North College Street, 3\r/\d/ Floor, Charlotte, NC 2825 (100%)

    The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

    Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER

    Citi Fund Management acts as the investment manager ("Manager") to the Portfolio and the Fund pursuant in each case to management agreements (each a "Management Agreement"). Subject to such policies as the Board of Trustees of the Portfolio or the Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for the Portfolio. Currently, advisory services for the Fund are provided through the Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund and the Portfolio under the Management Agreements.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund and the Portfolio. The Management Agreement provides that the Manager may delegate the daily management of the securities of the Fund or the Portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with respect to the Fund will continue in effect from year to year as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with respect to the Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Fund and Portfolio with general office facilities and supervises the overall administration of the Fund and Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's and Portfolio's independent contractors and agents; the preparation and filing of all documents required for compliance by the Fund and Portfolio with applicable laws and regulations; and arranging for the maintenance of books and records of the Fund and Portfolio. Trustees, officers, and investors in the Fund and Portfolio are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund and Portfolio.

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund and Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the Fund or Portfolio or by a vote of a majority of the Fund's or Portfolio's Board of Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    The Prospectuses for the Fund contain a description of the fees payable to the Manager for services under the Management Agreement with respect to the Fund. The Manager may reimburse the Fund or Portfolio or waive all or a portion of its management fees.

    In approving the continuation of each Management Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the Manager or its affiliates in connection with providing services to the Fund, compared the fees charged by the Manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the Manager with respect to the Fund. The Board also considered the Fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of the Fund in comparison to other funds of comparable size, and other factors. In addition, the Trustees considered information received at regular meetings throughout the year related to Fund performance and Manager services, and benefits potentially accruing to the Manager and its affiliates from securities lending, transfer agency, administrative and brokerage relationships with affiliates of the Manager, as well as research services received by the Manager from broker-dealers who execute transactions on behalf of the Fund. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of each Management Agreement was in the best interests of the fund and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

    For the period from September 1, 2000 to March 31, 2001, the fees paid from the Fund to Citibank as manager, after waivers, were $506,752. For the period from April 1, 2001 to August 31, 2001 and for the fiscal years ended August 31, 2002 and 2003, the fees paid by the Fund to Citi Fund Management under its Management Agreement, after waivers, were $572,663, $1,873,632 and $0, respectively. Commencing on June 3, 2002, the Fund invested all of its investable assets in Institutional Reserves Portfolio. For the period from June 3, 2002 to August 31, 2002, the fees paid by Institutional Reserves Portfolio to Citi Fund Management under its Management Agreement were $335,503. For the fiscal year ended August 31, 2003, the fees paid by Institutional Reserves Portfolio to Citi Fund Management under its Management Agreement, after waivers, was $1,448,581.

    Citigroup affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any Citigroup affiliate.

    The Fund uses the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Fund, the Fund will change its name so as to delete the word "Citi".

DISTRIBUTOR

    Citigroup Global Markets Inc., located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's distributor pursuant to a written agreement with respect to each class of shares of the Fund (the "Distribution Agreements") which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.

    Each Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by Citigroup Global Markets. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or
(b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    Class I, Class L, Class O and Class S and SVB Securities Horizon Shares each have a Service Plan (each a "Service Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, the Fund may pay monthly fees as a percentage of the average daily net assets represented by each class of shares, at an annual rate not to exceed the following:

      Class I                                             0.35%
      Class L                                             0.10%
      Class O                                             0.60%
      Class S                                             0.25%
      SVB Securities Horizon Shares                       0.27%

    Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. None of the classes of the Fund currently impose any sales charges.

    The Service Plans permit the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses incurred exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plans for the Fund, the Trustees will review the Service Plans and the expenses for each class of the Fund separately.

    Each Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plans, the Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. Payments made to the Distributor by each class of the Fund for the past three fiscal years are set forth below.

    CLASS I was not operational during fiscal year ended August 31, 2003 and did not make any payments to Citigroup Global Markets.

    CLASS L: For the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS Inc., the former distributor, after waivers, under a prior Distribution Agreement for Class L shares were $183,400 and $93,640, respectively. For the period from January 1, 2001 to August 31, 2001, and for the fiscal years ended August 31, 2002 and August 31, 2003, Class L shares paid $283,739, $686,535 and $513,358, respectively, to Citigroup Global Markets.

    CLASS S: For the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS Inc., the former distributor, after waivers, under a prior Distribution Agreement for Class S shares were $91,249 and $63,790, respectively. For the period from January 1, 2001 to August 31, 2001, and for the fiscal years ended August 31, 2002 and August 31, 2003, Class S shares paid $189,322, $346,101 and $585,280, respectively, to Citigroup Global Markets.

    CLASS O: For the period from October 1, 2002 (commencement of operations) to August 31, 2003, Class O shares, after waivers, paid $0.

    SVB SECURITIES HORIZON SHARES: For the period from June 1, 2001 (commencement of operations) to August 31, 2001, and fiscal years ended August 31, 2002 and August 31, 2003, SVB Securities Horizon Shares paid $28,545, $107,463 and $18,902, respectively, to Citigroup Global Markets.

    For the fiscal year ended August 31, 2003, amounts paid by the Distributor for distribution activities were used for the following principal types of activities:


                                             PAYMENTS TO
                               FINANCIAL     UNAFFILIATED     PAYMENTS TO
CITI INSTITUTIONAL             CONSULTANT      SERVICE        AFFILIATED     OPERATIONAL
CASH RESERVES                 COMPENSATION     AGENTS       SERVICE AGENTS     EXPENSES      MARKETING      PRINTING        TOTAL
                              ------------   ------------   --------------    ----------     ---------      --------        -----

CLASS L                         $34,997          --              $320,674        $663          $293,699       $10,730      $660,762

CLASS S                         $ 9,805          --              $365,600        $186          $ 82,288       $ 3,006      $460,886

SVB SECURITIES HORIZON SHARES     --          $18,902               --            --               --            --        $ 18,902

CODE OF ETHICS

    The Fund, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

    The Fund has entered into a Transfer Agency and Service Agreement with Citicorp Trust Bank, fsb ("Citicorp Trust") pursuant to which Citicorp Trust acts as transfer agent for the Fund. Under the Transfer Agency and Service Agreement, Citicorp Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, Citicorp Trust receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citicorp Trust is 125 Broad Street, New York, New York 10004.

    The Fund has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which State Street acts as sub-transfer agent for the Fund. The Fund also has entered into a Custodian Agreement with State Street, pursuant to which custodial and fund accounting services are provided for the Fund. Securities may be held by a sub-custodian bank approved by the Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                    7.  DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Fund's Distributor or Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Fund's Distributor or Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Fund's Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                          8.  PORTFOLIO TRANSACTIONS

    The Portfolio's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and no such commissions have been paid by the Portfolios during the past three fiscal year period ending August 31, 2005. The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for the Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by the Portfolio during the fiscal year ended August 31, 2003 to the Manager or any affiliate of the Manager.

    The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolio from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

           9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Fund is a series of Citi Funds Institutional Trust and is governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently three other series of the Trust: Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

    The Fund may involuntarily redeem a shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons:
(i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and
(vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

    Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Portfolio in which the Fund invests is a Massachusetts business trust and is also governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, the Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

    The Trust or any Fund or class, may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected Fund or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Fund or class. The Trust or any Fund or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

    The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    The Fund may add to or reduce its investment in the Portfolio on each business day. At 5:00 p.m., Eastern time on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 5:00 p.m., on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 5:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 5:00 p.m., Eastern time, on the following business day of the Portfolio.

                     10.  CERTAIN ADDITIONAL TAX MATTERS

    The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal or Massachusetts income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur federal and Massachusetts taxes upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

    Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Fund's assets ultimately invested within various countries.

    Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations. For the same reason, the Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates.

              11.  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

    KPMG LLP, 757 Third Avenue, New York, NY 10017, are the independent accountants for the Fund and the Portfolio. The audited financial statements of the Fund (Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2003, Financial Highlights for the years ended August 31, 2003, 2002, 2001, 2000 and 1999, Notes to Financial Statements and Independent Auditors' Report), and of Institutional Reserves Portfolio (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statement of Changes in Net Assets for the period from June 3, 2002 to August 31, 2003 and for the fiscal year ended August 31, 2003, Financial Highlights for the period from June 3, 2002 to August 31, 2003, Notes to Financial Statements and Independent Auditors' Report) each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, as independent auditors, as it pertains to the fiscal years ended August 31, 2003, 2002 and 2001. Fiscal years prior to August 31, 2001 were audited by Deloitte & Touche ("D&T").

    Effective September 1, 2000, D&T resigned as auditors of the Fund. For the fiscal years ended 2000 and 1999, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

CITI(SM) INSTITUTIONAL CASH RESERVES
----------------------------------------------

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR
Citigroup Global Markets Inc.
388 Greenwich Street, New York, NY 10013
(800) 451-2010

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street
New York, New York 10004

AUDITORS
KPMG LLP
757 Third Avenue
New York, New York 10017

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110

---------------------------------------------------------------------------

CITIBANK
SERVICE AGENTS

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
153 East 53rd Street, New York, N.Y. 10043
Call Your Citigroup Private Banking Account Officer or
Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043 Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                               Filed under Rule 497(c)
                                               File Nos. 33-49552 and 811-06740

                                                                  Statement of
                                                        Additional Information
                                                             December 29, 2003

CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, dated December 29, 2003, as supplemented from time to time, for Citi(SM) Institutional Enhanced Income Fund (the "Fund"). This Statement of Additional Information should be read in conjunction with the Prospectuses. An investor in SVB Securities Enhanced Income Shares of the Fund may obtain copies of the Fund's Prospectuses without charge by calling 1-800-303-7371, toll-free and all other investors may obtain such documents by calling 1-800-331-1792, toll-free. Because this fund had no outstanding shares as of August 31, 2003, it has not issued any Annual or Semi-Annual Reports as of the date of this Statement of Additional Information.

    The Fund is a separate series of CitiFunds(SM) Institutional Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792. The Trust invests all of the investable assets of the Fund in Institutional Enhanced Portfolio. The address and telephone number of Institutional Enhanced Portfolio are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                          PAGE

 1. The Fund .............................................................   2
 2. Investment Objective, Policies and Restrictions ......................   3
 3. Performance Information ..............................................   9
 4. Determination of Net Asset Value .....................................  11
 5. Additional Information on the Purchase and Sale of Fund Shares .......  11
 6. Management ...........................................................  13
 7. Dealer Commissions and Concessions ...................................  23
 8. Portfolio Transactions ...............................................  23
 9. Description of Shares, Voting Rights and Liabilities .................  24
10. Certain Additional Tax Matters .......................................  26
11. Independent Auditors and Financial Statements ........................  27

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1.  THE FUND

    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September, 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including Citi Institutional Enhanced Income Fund, which is described in this Statement of Additional Information. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated December 29, 2003, for Class I and Y shares of Citi Institutional Enhanced Income Fund and to the Prospectus, dated December 29, 2003 for SVB Securities Enhanced Income Shares of the Fund, by which shares of the Fund are offered.

    The Fund utilizes a master/feeder structure by investing all of its investable assets in Institutional Enhanced Portfolio (the "Portfolio"). The Portfolio is a separate series of Institutional Portfolio, which is an open-end management investment company. The Portfolio has the same investment objective and policies as the Fund.

    The Trustees of the Trust believe that the aggregate per share expenses of the Fund and Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    The Portfolio may change its investment objective, policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

    Institutional Portfolio is organized as a trust under the laws of the Commonwealth of Massachusetts. The Portfolio is not required to hold annual meetings of investors, and has no intention of doing so. However, when the Portfolio is required to do so by law or in the judgment of Trustees of the Portfolio it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolio is available from the Fund's distributor, Citigroup Global Markets Inc. ("Citigroup Global Markets" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

    The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to the Fund. Citi Fund Management manages the investments of the Fund from day to day in accordance with its investment objective and policies. The selection of investments for the Fund, and the way it is managed, depends on the conditions and trends in the economy and financial marketplaces. Citi Fund Management also provides certain administrative services to the Fund.

    Shares of the Fund are continuously offered by Citigroup Global Markets. Shares may be purchased from the Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers, or broker-dealers (called "Service Agents"). The Distributor and Service Agents may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Manager and/or its affiliates currently serve as the Service Agents for the Fund, except that Silicon Valley Bank serves as a Service Agent for SVB Securities Enhanced Income Shares.

             2.  INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS
                             INVESTMENT OBJECTIVE

    The investment objective of INSTITUTIONAL ENHANCED INCOME FUND is to provide shareholders with liquidity, current income and preservation of capital.

    The Fund's investment objective may be changed without shareholder approval. Of course, there can be no assurance that the Fund will achieve its investment objective.

                             INVESTMENT POLICIES

    The Fund invests all of its investable assets in the Portfolio, which has the same investment objective and policies as the Fund. The Prospectus contains a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund and the Portfolio, and contains more information about the various types of securities in which the Fund and the Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following applies to both the Fund and the Portfolio, as applicable.

    The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund's shareholders to do so. If the Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below.

    Under the 1940 Act, the Fund is classified as "diversified", although all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

                       INSTITUTIONAL ENHANCED PORTFOLIO

    The investment objective of the Portfolio may be changed without the approval of its investors. The Portfolio would, however, give written notice to its investors at least 30 days prior to implementing any change in its investment policy.

    The Portfolio seeks to achieve its investment objective through investments in U.S. dollar-denominated money market and short-term debt instruments. The average maturity of the investments held by the Portfolio (on a dollar-weighted basis) usually will be 90 days or less, but unlike a money market fund, is not required to be 90 days or less. The Portfolio may invest in securities whose maturities exceed 90 days, and these securities may include fixed rate obligations with final maturities of up to approximately 13 months from the date of acquisition and floating rate obligations with final maturities of up to approximately 24 months from the date of acquisition. Investments in short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Portfolio may hold uninvested cash reserves pending investment.

    Under normal circumstances, at least 70% of the Portfolio's assets will consist of securities that are rated in the highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Rating Group.

    Unlike a money market fund, the Portfolio may also invest up to 30% of its assets in securities that are rated in the second highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-2 by Moody's or A-2 by Standard & Poor's. The values of lower rated debt securities tend to fluctuate more in response to market and other events than the values of higher rated debt securities.

    The Portfolio may invest, under normal circumstances, in the following types of securities:

BANK OBLIGATIONS

    The Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S. branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

    The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

    Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

    U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

    The Portfolio limits its investments in non-U.S. bank obligations (for purposes of this policy, obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks are deemed to be non-U.S. bank obligations) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation of any affiliate of the Manager.

    Since the Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Portfolio involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about the U.S. branches and subsidiaries of U.S. and non-U.S. banks, and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

    The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

    U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

    Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

NON-U.S. GOVERNMENT OBLIGATIONS

    The Portfolio may invest in obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in the Prospectus in connection with the purchase of foreign securities.

CORPORATE DEBT OBLIGATIONS

    The Portfolio may invest in corporate debt obligations, which may be issued by corporations, limited partnerships and other similar entities. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

    Bonds, notes and debentures in which the Portfolio may invest may differ in interest rates, maturities, and times of issuance. The market value of the Portfolio's corporate debt obligations will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding debt obligations generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while debt obligations with longer maturities tend to produce higher yields, the price of longer maturity obligations also is subject to greater market fluctuations as a result of changes in interest rates.

U.S. GOVERNMENT OBLIGATIONS

    The Portfolio may invest in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

REPURCHASE AGREEMENTS

    The Portfolio may invest in repurchase agreements generally providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or sub-custodian has control of the collateral, which the Manager believes will give the Portfolio a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 15% of the Portfolio's net assets.

ASSET BACKED SECURITIES

    The Portfolio may invest in asset-backed securities that represent fractional interests in pools of retail installment loans, both secured such as Certificates for Automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in marked interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.

"WHEN-ISSUED" SECURITIES

    The Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis, meaning that delivery of the securities will occur beyond customary settlement time. It is expected that, under normal circumstances, the Portfolio would take delivery of such securities, but the Portfolio may sell them before the settlement date. In general, the Portfolio does not pay for the securities until received and does not start earning interest until the contractual settlement date. When the Portfolio commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with SEC policies. Since those policies currently require that an amount of the Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Portfolio expects always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the Portfolio intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. The "when-issued" securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a "when-issued" basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STRUCTURED INVESTMENTS

    The Portfolio may invest in structured investments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the Portfolio's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain of these issues could be resolved in a manner that could adversely impact the performance of the Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by the Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive any income generated by the Fund's investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    The Portfolio may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

EXCHANGE CONTROLS AND NON-U.S. WITHHOLDING TAXES

    The Portfolio does not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

                           INVESTMENT RESTRICTIONS

    The Fund and the Portfolio each have adopted the following policies which may not be changed with respect to the Fund or Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or
(ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will either hold a meeting of its shareholders and will cast its vote as instructed by the shareholders, or will otherwise vote Fund interests in the Portfolio in accordance with applicable law. In the event a shareholder meeting is held, the Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of these matters.

    The Fund or Portfolio may not:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund and the Portfolio reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that the Fund and the Portfolio may invest more than 25% of their assets in bank obligations issued by domestic banks.

    PERCENTAGE AND RATING RESTRICTIONS: If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectuses is adhered to at the time an investment is made or assets are so utilized, a later change in circumstance is not considered a violation of policy.

                          3. PERFORMANCE INFORMATION

    From time to time the Fund may include its total return, average annual total return (on a before-tax and after-tax basis), yield and current dividend return in advertisements and/or other types of sales literature and in reports or other communications to shareholders. These figures are computed separately for Class I, Class Y and SVB Securities Enhanced Income Shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of the Fund may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc., or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to:
Morningstar, Inc., Barron's, Business Week, CDA Investment Technologies Inc., Changing Times, Kiplingers, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

YIELD

    The Fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

    YIELD = 2[([(a - b)/(c x d)] +1)\6/ -1], where

     a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
     d = the maximum offering price per share on the last day of the period

    For the purpose of determining the interest earned (for purposes of variable "a" in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

    Investors should recognize that in periods of declining interest rates the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

AVERAGE ANNUAL TOTAL RETURN

    "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(l + T)\n/ = ERV, where:

       P = a hypothetical initial payment of $1,000.
       T = average annual total return.
       n = number of years.
     ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of a 1-, 5- or 10-year periods (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

    The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

    In computing total rates of return quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's Service Agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

    Average annual total return figures are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of the Fund's investment objectives and policies as well as the risks incurred in the Fund's investment practices.

AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS

    From time to time, the Fund may include after-tax performance in advertisements. To the extent the Fund includes such information, it will be calculated according to the following formulas:

    Average Annual Total Return (after taxes on distributions)

    P(1 + T)\n/ = ATV/DR\

    Where:

     P = a hypothetical initial payment of $1,000.
     T = average annual total return (after taxes on distributions).
     n = number of years.
     ATV/DR\ = Ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

    Average Annual Total Return (after taxes on distributions and redemption)

    P(1 + T)\n/ = ATV/DR\

    Where:

     P = a hypothetical initial payment of $1,000.
     T = average annual total return (after taxes on distributions and redemption).
     n = number of years.
     ATV/DR\ = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption.

    The Fund may illustrate in advertising materials: (a) the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts; (b) retirement planning through employee contributions and/or salary reductions to show that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account; and
(c) that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future, including statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.

    The Fund had no outstanding shares as of August 31, 2003 and, therefore, does not have performance information as of the fiscal year ended August 31, 2003.

                     4. DETERMINATION OF NET ASSET VALUE

    The net asset value of each class of shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is normally made once during each such day as of 4:00 p.m., Eastern time, by dividing the value of the Fund's net assets (i.e., the value of its assets, including its investment in the Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. On days when the financial markets in which the Fund invests close early, the Fund's net asset value may be determined as of the earlier close of those markets. As of the date of this Statement of Additional Information, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    For the purpose of calculating net asset value per share, bonds and other fixed income securities (other than short-term obligations) held for the Portfolio are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Portfolio. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Portfolio would receive if the instrument were sold.

    Interest income on long-term obligations held for the Portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of any premium.

      5. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

    As described in the Prospectuses, the Fund offers three classes of shares
- Class I, Class Y and SVB Securities Enhanced Income Shares.

    Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

CLASS I SHARES

    You may purchase Class I shares of the Fund at a public offering price equal to the applicable net asset value per share. Class I shares are also subject to an annual distribution/service fee of up to 0.10%. See
"Distributor."

CLASS Y SHARES

    You may purchase Class Y shares of the Fund at a public offering price equal to the applicable net asset value per share. Class Y shares are also subject to an annual distribution/service fee of up to 0.25%. See
"Distributor."

SVB SECURITIES ENHANCED INCOME SHARES

    You may purchase SVB Securities Enhanced Income Shares of the Fund at a public offering price equal to the applicable net asset value per share. SVB Securities Enhanced Income Shares are also subject to an annual distribution/ service fee of up to 0.10%. See "Distributor."

SALE OF SHARES

    Subject to compliance with applicable regulations, the Fund and the Portfolio have each reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's sub-transfer agent or, if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Fund may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTIONS OF SHARES

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted procedures, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer). See "Description of Shares, Voting Rights and Liabilities".

                                6. MANAGEMENT

    The Fund is supervised by a Board of Trustees of the Trust, over two-thirds of whom are not affiliated with the Manager.

    The Trustees and officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup they oversee, and other directorships they hold are set forth below. Each Trustee and officer holds office until that individual resigns, retires or is otherwise removed.

    An asterisk in the table below identifies those officers who are "interested persons" of the Trust as defined in the 1940 Act. Each Trustee and officer of the Fund noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.

                                                                                          NUMBER OF         OTHER BOARD
                                                                                        PORTFOLIOS IN       MEMBERSHIPS
                              POSITION(s)        LENGTH                                  FUND COMPLEX         HELD BY
                               HELD WITH        OF TIME     PRINCIPAL OCCUPATION(s)      OVERSEEN BY       TRUSTEE DURING
NAME, ADDRESS AND AGE             FUND           SERVED      DURING PAST FIVE YEARS        TRUSTEE        PAST FIVE YEARS
---------------------         ----------         ------      ----------------------     -------------     ---------------
NON-INTERESTED TRUSTEES:
Elliott J. Berv               Trustee         Since 2001    President and Chief               37      Board Member, American
c/o R. Jay Gerken                                           Operations Officer,                       Identity Corp. (doing
Citigroup Asset Management                                  Landmark City (real estate                business as Morpheus
399 Park Avenue                                             development) (since 2002);                Technologies) (biometric
New York, NY 10022                                          Executive Vice President                  information management)
Age 60                                                      and Chief Operations                      (since 2001; consultant
                                                            Officer, DigiGym Systems                  since 1999); Director,
                                                            (on-line personal training                Lapoint Industries
                                                            systems) (since 2001);                    (industrial filter
                                                            former Chief Executive Officer,           company) (since 2002);
                                                            Rocket City Enterprises                   Director, Alzheimer's
                                                            (internet service company)                Association (New England
                                                            (from 2000 to 2001); President,           Chapter) (since 1998).
                                                            Catalyst (consulting)
                                                            (since 1994).

Donald M. Carlton             Trustee         Since 2001    Consultant, URS                   32      Director, American
c/o R. Jay Gerken                                           Corporation (engineering)                 Electric Power (electric
Citigroup Asset Management                                  (since 1999); former Chief                utility) (since 1999);
399 Park Avenue                                             Executive Officer, Radian                 Director, Valero Energy
New York, NY 10022                                          International L.L.C.                      (petroleum refining)
Age 66                                                      (engineering) (from 1996                  (since 1999); Director,
                                                            to 1998); Member of                       National Instruments
                                                            Management Committee,                     Corp. (technology)
                                                            Signature Science                         (since 1994).
                                                            (research and development)
                                                            (since 2000).

A. Benton Cocanougher         Trustee         Since 2001    Dean Emeritus and Wiley           32      Former Director,
c/o R. Jay Gerken                                           Professor, Texas A&M                      Randall's Food Markets,
Citigroup Asset Management                                  University (since 2001);                  Inc. (from 1990 to
399 Park Avenue                                             former Dean and Professor                 1999); former Director,
New York, NY 10022                                          of Marketing, College and                 First American Bank and
Age 65                                                      Graduate School of                        First American Savings
                                                            Business of Texas A&M                     Bank (from 1994 to
                                                            University (from 1987 to                  1999).
                                                            2001).

Mark T. Finn                  Trustee         Since 2001    Adjunct Professor, William        37      Former President and
c/o R. Jay Gerken                                           & Mary College (since                     Director, Delta
Citigroup Asset Management                                  September 2002);                          Financial, Inc.
399 Park Avenue                                             Principal/Member, Belvan                  (investment advisory
New York, NY 10022                                          Partners/Balfour Vantage -                firm) (from 1983 to
Age 60                                                      Manager and General                       1999).
                                                            Partner to the Vantage
                                                            Hedge Fund, LP (since
                                                            March 2002); Chairman and
                                                            Owner, Vantage Consulting
                                                            Group, Inc. (investment
                                                            advisory and consulting
                                                            firm) (since 1988); former
                                                            Vice Chairman and Chief
                                                            Operating Officer, Lindner
                                                            Asset Management Company
                                                            (mutual fund company)
                                                            (from March 1999 to 2001);
                                                            former General Partner and
                                                            Shareholder, Greenwich
                                                            Ventures, LLC (investment
                                                            partnership) (from 1996 to
                                                            2001); former President,
                                                            Secretary, and Owner,
                                                            Phoenix Trading Co.
                                                            (commodity trading
                                                            advisory firm) (from 1997
                                                            to 2000).

Stephen Randolph Gross        Trustee         Since 2001    Partner, Capital                  32      Director, United
c/o R. Jay Gerken                                           Investment Advisory                       Telesis, Inc.
Citigroup Asset Management                                  Partners (consulting)                     (telecommunications)
399 Park Avenue                                             (since January 2000);                     (since 1997); Director,
New York, NY 10022                                          former Managing Director,                 ebank.com, Inc. (since
Age 56                                                      Fountainhead Ventures, LLC                1997); Director,
                                                            (consulting) (from 1998 to                Andersen Calhoun, Inc.
                                                            2002); Secretary, Carint                  (assisted living) (since
                                                            N.A. (manufacturing)                      1987); former Director,
                                                            (since 1988); former                      Charter Bank, Inc. (from
                                                            Treasurer, Hank Aaron                     1987 to 1997); former
                                                            Enterprises (fast food                    Director, Yu Save, Inc.
                                                            franchise) (from 1985 to                  (internet company) (from
                                                            2001); Chairman, Gross,                   1998 to 2000); former
                                                            Collins & Cress, P.C.                     Director, Hotpalm, Inc.
                                                            (accounting firm) (since                  (wireless applications)
                                                            1980); Treasurer, Coventry                (from 1998 to 2000);
                                                            Limited, Inc. (since                      former Director, Ikon
                                                            1985).                                    Ventures, Inc. (from
                                                                                                      1997 to 1998).

Diana R. Harrington           Trustee         Since 1992    Professor, Babson College         37      Former Trustee, The
c/o R. Jay Gerken                                           (since 1993).                             Highland Family of Funds
Citigroup Asset Management                                                                            (investment company)
399 Park Avenue                                                                                       (from March 1997 to
New York, NY 10022                                                                                    March 1998).
Age 63

Susan B. Kerley               Trustee         Since 1992    Consultant, Strategic             37      Director, Eclipse Funds
c/o R. Jay Gerken                                           Management Advisors, LLC -                (currently supervises 17
Citigroup Asset Management                                  Global Research                           investment companies in
399 Park Avenue                                             Associates, Inc.                          fund complex) (since
New York, NY 10022                                          (investment consulting)                   1990).
Age 52                                                      (since 1990).

Alan G. Merten                Trustee         Since 2001    President, George Mason           32      Director, DitigalNet
c/o R. Jay Gerken                                           University (since 1996).                  Holdings, Inc. (since
Citigroup Asset Management                                                                            October 2003); Director,
399 Park Avenue                                                                                       Comshare, Inc.
New York, NY 10022                                                                                    (information technology)
Age 61                                                                                                (since 1985); former
                                                                                                      Director, Indus
                                                                                                      (information technology)
                                                                                                      (from 1995 to 1999).

C. Oscar Morong, Jr.          Trustee         Since 2001    Managing Director, Morong         37      Former Director,
c/o R. Jay Gerken                                           Capital Management (since                 Indonesia Fund (closed-
Citigroup Asset Management                                  1993).                                    end fund) (from 1990 to
399 Park Avenue                                                                                       1999); Trustee, Morgan
New York, NY 10022                                                                                    Stanley Institutional
Age 68                                                                                                Fund (currently
                                                                                                      supervises 75 investment
                                                                                                      companies) (since 1993).

R. Richardson Pettit          Trustee         Since 2001    Professor of Finance,             32      None
c/o R. Jay Gerken                                           University of Houston
Citigroup Asset Management                                  (from 1977 to 2002);
399 Park Avenue                                             Independent Consultant
New York, NY 10022                                          (since 1984).
Age 61

Walter E. Robb, III           Trustee         Since 2001    President, Benchmark              37      Director, John Boyle &
c/o R. Jay Gerken                                           Consulting Group, Inc.                    Co., Inc. (textiles)
Citigroup Asset Management                                  (service company) (since                  (since 1999); Director,
399 Park Avenue                                             1991); Sole Proprietor,                   Harbor Sweets, Inc.
New York, NY 10022                                          Robb Associates (financial                (candy) (since 1990);
Age 77                                                      consulting) (since 1978);                 Director, W.A. Wilde Co.
                                                            Co-owner, Kedron Design                   (direct media marketing)
                                                            (gifts) (since 1978);                     (since 1982); Director,
                                                            former President and                      Alpha Grainger
                                                            Treasurer, Benchmark                      Manufacturing, Inc.
                                                            Advisors, Inc. (corporate                 (electronics) (since
                                                            financial consulting)                     1983); former Trustee,
                                                            (from 1989 to 2000).                      MFS Family of Funds
                                                                                                      (investment company)
                                                                                                      (from 1985 to 2001);
                                                                                                      Harvard Club of Boston
                                                                                                      (Audit Committee) (since
                                                                                                      2001).

INTERESTED TRUSTEE:
R. Jay Gerken*                Chairman,       Since 2002    Managing Director of        Chairman                N/A
Citigroup Asset               President and                 Citigroup Global Markets    of the Board,
Management                    Chief                         Inc. ("CGM"); Chairman,     Trustee or
399 Park Avenue               Executive                     President and Chief         Director of
New York, NY 10022            Officer                       Executive Officer of SBFM,  220 funds in
Age 52                                                      Travelers Investment        the Citigroup
                                                            Adviser, Inc. ("TIA") and   Fund Complex
                                                            Citi Fund Management Inc.
                                                            ("CFM"); President and
                                                            Chief Executive Officer of
                                                            certain mutual funds
                                                            associated with
                                                            Citigroup Inc.; formerly,
                                                            Portfolio Manager of Smith
                                                            Barney Allocation Series
                                                            Inc. (from 1996-2001) and
                                                            Smith Barney Growth
                                                            and Income Fund (from
                                                            1996-2001).

OFFICERS:
Andrew Shoup*                 Senior Vice     Since 2003    Director of Citigroup Asset      N/A                N/A
125 Broad Street              President and                 Management; Chief
New York, NY 10004            Chief                         Administrative Officer of
Age 47                        Administra-                   mutual funds associated
                              tive Officer                  with Citigroup Inc.; Head
                                                            of International Funds
                                                            Administration of Citigroup
                                                            Asset Management (from 2001 to
                                                            2003); Director of Global
                                                            Funds Administration of
                                                            Citigroup Asset Management
                                                            (from 2000 to 2001); Head of
                                                            U.S. Citibank Funds
                                                            Administration of Citigroup
                                                            Asset Management (from 1998 to
                                                            2000).

Frances Guggino*              Controller      Since 2002    Vice President, Citigroup        N/A                N/A
125 Broad Street                                            Asset Management ("CAM")
New York, NY 10004                                          (since 1991); Controller
Age 46                                                      of certain funds associated
                                                            with Citigroup Inc. (since
                                                            1991).

Robert I. Frenkel*            Secretary       Since 2000    Managing Director and            N/A                N/A
Citigroup Asset Management    Chief Legal     Since 2003    General Counsel, Global
300 First Stamford Place      Officer                       Mutual Funds for CAM and
Stamford, CT 06902                                          its predecessor (since
Age 48                                                      1994); Secretary of Citi
                                                            Fund Management Inc.;
                                                            Secretary of certain funds
                                                            associated with Citigroup
                                                            Inc.; Chief Legal Officer
                                                            of mutual funds associated
                                                            with Citigroup Inc.

Andrew Beagley*               Chief Anti-     Since 2002    Chief Anti-Money Laundering      N/A                N/A
Citigroup Asset Management    Money                         Compliance Officer of mutual
300 First Stamford Place      Laundering                    funds associated with Citigroup
Stamford, CT 06902            Compliance                    Inc.; Director, Citigroup Global
Age 41                        Officer                       Markets (since 2000); Director
                                                            of Compliance, North America,
                                                            Citigroup Asset Management
                                                            (since 2000); Director of
                                                            Compliance, Europe, the
                                                            Middle East and Africa,
                                                            Citigroup Asset Management
                                                            (from 1999 to 2000);
                                                            Compliance Officer, Salomon
                                                            Brothers Asset Management
                                                            Limited, Smith Barney Global
                                                            Capital Management Inc.,
                                                            Salomon Brothers Asset
                                                            Management Asia Pacific
                                                            Limited (from 1997 to 1999).

Marianne Motley*              Assistant       Since 2000    Director, Mutual Fund            N/A                N/A
Citigroup Asset Management    Treasurer                     Administration for
300 First Stamford Place                                    Citigroup Global Markets
Stamford, CT 06902                                          (since 1994).
Age 44

Thomas C. Mandia*             Assistant       Since 2000    Director and Deputy              N/A                N/A
Citigroup Asset Management    Secretary                     General Counsel, Citigroup
300 First Stamford Place                                    Asset Management (since
Stamford, CT 06902                                          1992).
Age 41

Rosemary D. Emmens*           Assistant       Since 2000    Vice President and               N/A                N/A
Citigroup Asset Management    Secretary                     Associate General Counsel,
300 First Stamford Place                                    Citigroup Asset Management
Stamford, CT 06902                                          (since 1998.)
Age 34

Harris Goldblat*              Assistant       Since 2000    Associate General Counsel,       N/A                N/A
Citigroup Asset Management    Secretary                     Citigroup Asset Management
300 First Stamford Place                                    (since 2000); Associate,
Stamford, CT 06902                                          Stroock & Stroock & Lavan
Age 34                                                      LLP (from 1997 to 2000).

Joseph Volpe*                 Assistant       Since 2002    Vice President of                N/A                N/A
Citigroup Asset Management    Controller                    Citigroup Asset Management
300 First Stamford Place                                    (since 1992).
Stamford, CT 06902
Age 41

Joseph Genco*                 Assistant       Since 2002    Assistant Vice President         N/A                N/A
Citigroup Asset Management    Controller                    of Citigroup Asset
300 First Stamford Place                                    Management (since 1997).
Stamford, CT 06902
Age 35

    The business affairs of the Fund are managed by or under the direction of the Board of Trustees.

    The Board has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee oversees the scope of the Fund's audit, the Fund's accounting and financial reporting policies and practices and its internal controls. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Fund's independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent auditors and all permissible non-audit services provided by the Fund's independent auditors to its Manager and any affiliated service providers if the engagement related directly to the Fund's operations and financial reporting. During the most recent fiscal year, the Audit Committee met five times.

    The Board also has a standing Governance Committee. All Trustees who are not "interested persons" of the Fund are members of the Governance Committee. The Governance Committee met four times during the year ended August 31, 2003. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee does not have a procedure to consider nominees recommended by investors.

    The following table shows the amount of equity securities owned by the Trustees in the other investment companies associated with Citigroup (the "Fund Complex") supervised by the Trustees as of December 31, 2002. The Fund did not have shareholders during the fiscal year ended December 31, 2002.

                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                   IN ALL INVESTMENT COMPANIES ASSOCIATED WITH
NAME OF TRUSTEE                    CITIGROUP OVERSEEN BY THE TRUSTEE
---------------                    -------------------------------------------

INTERESTED TRUSTEE

R. Jay Gerken                      Over $100,000

DISINTERESTED TRUSTEES

Elliott J. Berv                    $10,001-$50,000
Donald M. Carlton                  $10,001-$50,000
A. Benton Cocanougher              $10,001-$50,000
Mark T. Finn                       $1-$10,000
Stephen Randolph Gross             None
Diana R. Harrington                $10,001-$50,000
Susan B. Kerley                    $1-$10,000
Alan G. Merten                     $1-$10,000
C. Oscar Morong, Jr.               $1-$10,000
R. Richardson Pettit               $10,001-$50,000
Walter E. Robb, III                $50,001-$100,00

    None of the disinterested Trustees nor their family members had any interest in the Manager, Citigroup Global Markets or any person directly or indirectly controlling, controlled by, or under common control with the Manager or Citigroup Global Markets as of December 31, 2002.

    Information regarding compensation paid to the Trustees of the Trust for the fiscal year ended August 31, 2003 is set forth below. Mr. Gerken is not compensated for his services as Trustee because of his affiliation with the Manager.

    Each fund in the complex pays a pro rata share of Trustee fees based on asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of $40,000 plus $7,500 for each Board of Trustees meeting attended, $2,500 for each special Board meeting attended, and $100 for each telephonic Board meeting in which that Trustee participates. In addition, each Trustee who is not a director, officer or employer of the Manager or any of its affiliates and who acts as Chairman of any Committee of the Board of Trustees receives an additional $5,000 for acting as Chairman of such Committee. The Fund will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

                                                     TRUSTEE COMPENSATION TABLE

                                                             PENSION OR RETIREMENT
                                           AGGREGATE            BENEFITS ACCRUED                             NUMBER OF FUNDS
                                          COMPENSATION             AS PART OF        TOTAL COMPENSATION    IN FUND COMPLEX UPON
TRUSTEE                                 FROM THE FUND(1)        FUND EXPENSES(1)    FROM FUND COMPLEX(4)  WHICH TRUSTEE SERVED(4)(5)
-------                                 ----------------        ----------------    --------------------  -----------------------
INTERESTED TRUSTEES

R. Jay Gerken                                  $0                     None                     $0                     222

DISINTERESTED TRUSTEES

Elliott J. Berv                               (3)                     None                  $70,000                   35
Donald M. Carlton                             (3)                     None                  $70,000                   30
A. Benton Cocanougher                         (3)                     None                  $70,100                   30
Mark T. Finn                                  (3)                     None                  $72,500                   35
Stephen Randolph Gross                        (3)                     None                  $72,500                   30
Diana R. Harrington                           (3)                     None                  $72,500                   35
Susan B. Kerley                               (3)                     None                  $72,500                   35
Alan G. Merten                                (3)                     None                  $70,000                   30
C. Oscar Morong, Jr.(2)                       (3)                     None                  $90,500                   35
R. Richardson Pettit                          (3)                     None                  $72,500                   30
Walter E. Robb, III(2)                        (3)                     None                  $72,500                   35

------------
(1) Information is for the fiscal year ended August 31, 2003.
(2) Messrs. Morong and Robb have announced their intention to retire as Trustee of the Fund as of December 31, 2003.
(3) The Fund had no outstanding shares as of August 31, 2003 and paid no Trustee fees during the fiscal year ended August
    31, 2003. For the current fiscal year, the fund will pay its pro rata share of the Trustee fees based on its asset size.
    Because this asset size is not yet known, the Fund's share of Trustee fees is not currently determinable.
(4) Information is for the calendar year ended December 31, 2002.
(5) 2 of the funds in the Fund Complex were not operational during the calendar year ended December 31, 2002.

    The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionatly with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

    The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

          AVERAGE                                             YEARS OF SERVICE
      COMPENSATION IN        ----------------------------------------------------------------------------------
         LAST YEAR                                                                                   10 YEARS
        OF SERVICE             5 YEARS       6 YEARS       7 YEARS       8 YEARS       9 YEARS       OR MORE
      ---------------        ------------  ------------  ------------  ------------  ------------  ------------
          $50,000              $125,000      $150,000      $175,000      $200,000      $225,000      $250,000
          $60,000              $150,000      $180,000      $210,000      $240,000      $270,000      $300,000
          $70,000              $175,000      $210,000      $245,000      $280,000      $315,000      $350,000
          $80,000              $200,000      $240,000      $280,000      $320,000      $360,000      $400,000
          $90,000              $225,000      $270,000      $315,000      $360,000      $405,000      $450,000
         $100,000              $250,000      $300,000      $350,000      $400,000      $450,000      $500,000

    Assuming continuous service as a Trustee of the Funds until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

    During the fiscal year ended August 31, 2003, former Trustees of the Funds received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $70,000 in 4 quarterly installment payments; and Mr.
E. Kirby Warren, an aggregate of $70,000 in 4 quarterly installment payments.

    Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

    As of December 1, 2003, SVB Securities Enhanced Income Shares, Class I and Class Y of the Fund had no shareholders.

    As of December 1, 2003, the Trustees and Officers as a group owned less than 1% of each class of the Fund.

    The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), by vote of a majority of disinterested Trustees of the Trust or by a written opinion of legal counsel chosen by a majority of the Trustees, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

MANAGER

    Citi Fund Management Inc. acts as the investment manager to the Fund pursuant to a management agreement (the "Management Agreement"). Subject to such policies as the Board of Trustees of the Fund may determine, the Manager manages the securities of and makes investment decisions for the Fund. Currently, advisory services for the Fund are provided through the Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund under the Management Agreement.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund. The Management Agreement provide that the Manager may delegate the daily management of the securities of the Fund to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Fund with general office facilities and supervises the overall administration of the Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's independent contractors and agents; the preparation and filing of all documents required for compliance by the Fund and Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. Trustees, officers, and investors in the Fund are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund.

    The Management Agreement provides that the Manager may render services to others. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Fund or by a vote of a majority of the Fund's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    In approving the Management Agreement, the Trustees considered, among other things, the nature and quality of the services to be provided by the Manager. The Trustees reviewed information regarding the investment performance of related funds advised by the Manager. The Trustees also considered the fees payable by the Fund. The Trustees reviewed data showing how the Fund's fees and total expense ratios compared with those of comparable funds.

    The Trustees also considered the benefits to the Manager from soft dollar arrangements with brokers and other fallout benefits to the Manager. The Trustees reviewed information concerning the level of profits expected to be received by the Manager from its arrangements with the Fund.

    Based on their review, the Fund's Trustees determined that the terms of the Management Agreement were fairly standard in the mutual fund industry, and concluded that the Management Agreement was reasonable, fair and in the best interests of the Fund and its respective shareholders. The Trustees also concluded that the fees provided in the Agreement were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

    The Prospectus for the Fund contains a description of the fees payable to the Manager for services under the Management. The Manager may reimburse the Fund or waive all or a portion of its management fees.

    Citigroup affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

    The Fund uses the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Fund, the Fund will change its name so as to delete the word "Citi".

    As of August 31, 2003, the Fund had no outstanding shares and did not pay management fees during its fiscal year ended August 31, 2003.

DISTRIBUTOR

    Citigroup Global Markets, located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's distributor pursuant to a written agreement (the "Distribution Agreement"), which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.

    The Distribution Agreement is terminable with respect to the Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by Citigroup Global Markets. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    The Fund has adopted separate Service Plans ("Service Plans") in accordance with Rule 12b-1 under the 1940 Act pertaining to Class I, Class Y and SVB Securities Enhanced Income Shares of the Fund. Under the Service Plans, the Fund may pay monthly fees as a percentage of the average daily net assets of the Fund class, as applicable, at an annual rate not to exceed the following:

          Class I                                      0.10%
          Class Y                                      0.25%
          SVB Securities Enhanced Income Shares        0.10%

    Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors.

    Each Service Plan permits the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement are terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of each Service Plan for the Fund, the Trustees will review the Service Plans and the expenses for the Fund and each class within the Fund separately.

    Each Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. Each Service Plan specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the applicable Plan.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Trust and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. Each Service Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. Each Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the applicable Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by each Service Plan, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement.

    The Fund had no outstanding shares as of August 31, 2003 and paid no fees to Citigroup Global Markets during its fiscal year ended August 31, 2003.

CODE OF ETHICS

    The Fund, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

    The Fund has entered into a Transfer Agency and Services Agreement with Citicorp Trust Bank, fsb ("Citicorp Trust"), an affiliate of CGM, pursuant to which Citicorp Trust acts as transfer agent for the Fund. Under the Transfer Agency and Services Agreement, Citicorp Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, Citicorp Trust receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses. The Fund had no outstanding shares as of August 31, 2003 and did not pay any fees under the Transfer Agency and Services Agreement as of the fiscal year ended August 31, 2003. The principal business address of Citicorp Trust is 125 Broad Street, New York, New York 10004.

    The Fund has entered into a Custodian Agreement and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company pursuant to which custodial, fund accounting and sub-transfer agency services are provided for the Fund. Among other things, State Street calculates the daily net asset value for the Fund. Securities held for the Fund may be held by a sub-custodian bank approved by the Fund's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                    7. DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

                          8. PORTFOLIO TRANSACTIONS

    The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. The Fund had no outstanding shares during the fiscal year ended August 31, 2003 and paid no brokerage commissions during such fiscal year. Any transaction for which the Fund pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for the Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund, Portfolio and for other investment companies, series, or accounts managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. Because the Fund had no outstanding shares as of August 31, 2003 it did not pay brokerage commissions to the Manageer or any affiliate of the Manager during the fiscal year ended August 31, 2003.

    The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolio from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

           9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Fund is a series of CitiFunds Institutional Trust and is governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently four other series of the Trust: Citi Institutional Cash Reserves; Citi Institutional Liquid Reserves; Citi Institutional Tax Free Reserves; and Citi Institutional U.S. Treasury Reserves. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series).

    Shareholders of all funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by fund or class.

    The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons:
(i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and
(vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

    Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Portfolio in which the Fund invests is a series of a Institutional Portfolio, a trust organized under Massachusetts law. It is governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, the Fund will generally call a meeting of its own shareholders, and will vote its shares in the Portfolio in accordance with the instructions it receives from its shareholders and will vote any shares for which it does not receive voting instructions from its shareholders in the same proportion as the shares of the Fund's shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

    The Trust, the Fund or any class thereof may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the Fund or of any class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the Fund or of any class. The Trust or the Fund or any class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. The Fund, or any class of the Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of the Fund or class, or by the Trustees by written notice to the shareholders of the Fund or class. If not so terminated, the Trust will continue indefinitely.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employers and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

    The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    The Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., Eastern time, on the following business day of the Portfolio.

                      10. CERTAIN ADDITIONAL TAX MATTERS

    TAXATION OF THE FUND

    The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. The Portfolio believes that it will not be required to pay any U.S. federal or state income or excise taxes. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay any Massachusetts income or excise taxes.

TAXATION OF SHAREHOLDERS

    TAXATION OF DISTRIBUTIONS

    Shareholders of the Fund will generally have to pay federal income taxes and any state or local income taxes on the dividends and capital gain distributions they receive from the Fund. Any distributions from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Because the Fund does not expect to receive dividends from U.S. corporations, it is expected that no Fund dividends will qualify for the dividends received deduction for corporations. For the same reason, the Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates for non-corporate shareholders. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

    Any Fund distribution of net capital gain or net short-term capital gain will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

    Although shareholders of the Fund generally will have to pay state and local income taxes on the dividends and capital gain distributions they receive from the Fund, distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but not generally from capital gains realized upon the dispositions of such obligations) may be exempt from state and local income taxes. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

    DISPOSITION OF SHARES

    In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

    FOREIGN INCOME TAXES

    Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Portfolio's assets ultimately invested within various countries.

    NON-U.S. PERSONS

    The Fund will withhold federal income tax payments at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. The Fund may withhold at a lower rate permitted by an applicable treaty if the shareholder provides the documentation required by the Fund. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

    BACKUP WITHHOLDING

    The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including any such shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

              11. INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

    KPMG LLP, 757 Third Avenue, New York, New York 10017 is the independent accountant for the Fund and the Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

    As of August 31, 2003, the Fund had no outstanding shares and did not issue financial statements as of the fiscal year ended August 31, 2003.

CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place Stamford, CT 06902

DISTRIBUTOR
Citigroup Global Markets Inc.
388 Greenwich Street
New York, NY 10013

TRANSFER AGENT
Citicorp Trust Bank, fsb
125 Broad Street
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110
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SERVICE AGENTS
FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
100 First Stamford Place Stamford, CT 06902
Call Your Citibank Private Banking Account Officer or Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
CITIBANK, N.A.
111 Wall Street New York, NY 10043
Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720